Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2024	Year ended December 31, 2024	Two years in the period ended December 31, 2024	Four years in the period ended December 31, 2024 and the period from April 30, 2020 to December 31, 2020
AB VPS Sustainable International Thematic Portfolio (Class B)	December 31, 2024	Period from January 1, 2024, to April 15, 2024	Period from January 01, 2024 to April 15, 2024 and the year ended December 31, 2023	Period from January 01, 2024 to April 15, 2024 and four years in the period ended December 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

SA-1

Report of Independent Registered Public Accounting Firm

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 18, 2025

We have served as the auditor of the Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-2

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	—	263,656	809,361	4,268,652	5,384,108
Cost	$—	$5,034,389	$14,542,416	$87,599,845	$66,508,903
Fair Value	$—	$3,970,654	$14,584,692	$109,490,929	$88,999,303
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	1,098	72,145	75,449	78,994

Total assets	—	3,971,752	14,656,837	109,566,378	89,078,297

Liabilities:
Due to Sponsor Company	—	1,098	72,145	75,449	78,994
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	1,098	72,145	75,449	78,994

Net assets:
For contract liabilities	$—	$3,970,654	$14,584,692	$109,490,929	$88,999,303

Deferred contracts in the accumulation period:
Units owned by participants #	—	328,685	326,502	2,042,493	1,296,538
Contract liability	$—	$3,970,654	$14,584,692	$109,490,929	$88,999,303

# Rounded units
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,672,538	2,548,831	1,675,271	3,965,056	4,670,115
Cost	$50,735,887	$64,647,816	$31,074,980	$287,980,264	$204,775,993
Fair Value	$42,613,543	$92,700,976	$28,563,373	$498,764,443	$319,342,449
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	1,879	8,545	22,758	412,103	189,159

Total assets	42,615,422	92,709,521	28,586,131	499,176,546	319,531,608

Liabilities:
Due to Sponsor Company	1,879	8,545	22,758	412,103	189,159
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	1,879	8,545	22,758	412,103	189,159

Net assets:
For contract liabilities	$42,613,543	$92,700,976	$28,563,373	$498,764,443	$319,342,449

Deferred contracts in the accumulation period:
Units owned by participants #	2,354,520	13,457,880	5,728,256	54,944,770	42,536,853
Contract liability	$42,613,543	$92,700,976	$28,563,373	$498,764,443	$319,342,449

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,142,004	1,250,629	39,383	1,231,339	429,580
Cost	$56,978,912	$26,787,832	$637,860	$28,278,051	$5,436,409
Fair Value	$55,770,578	$32,929,074	$647,853	$32,741,308	$4,892,914
Due from Sponsor Company	—	1,489	—	—	—
Receivable for fund shares sold	89,004	—	—	11,591	—

Total assets	55,859,582	32,930,563	647,853	32,752,899	4,892,914

Liabilities:
Due to Sponsor Company	89,004	—	—	11,591	—
Payable for fund shares purchased	—	1,489	—	—	—

Total liabilities	89,004	1,489	—	11,591	—

Net assets:
For contract liabilities	$55,770,578	$32,929,074	$647,853	$32,741,308	$4,892,914

Deferred contracts in the accumulation period:
Units owned by participants #	1,357,576	544,901	100,761	2,851,303	223,102
Contract liability	$55,770,578	$32,929,074	$647,853	$32,741,308	$4,892,914

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	160,651	419,696	40,850,883	1,589,034	1,082,766
Cost	$2,058,771	$6,104,568	$40,850,883	$59,282,868	$36,606,735
Fair Value	$2,022,598	$6,828,451	$40,850,883	$88,191,362	$38,416,542
Due from Sponsor Company	—	—	770,498	2,353	1,353
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,022,598	6,828,451	41,621,381	88,193,715	38,417,895

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	770,498	2,353	1,353

Total liabilities	—	—	770,498	2,353	1,353

Net assets:
For contract liabilities	$2,022,598	$6,828,451	$40,850,883	$88,191,362	$38,416,542

Deferred contracts in the accumulation period:
Units owned by participants #	81,204	238,458	3,504,615	1,204,810	741,690
Contract liability	$2,022,598	$6,828,451	$40,850,883	$88,191,362	$38,416,542

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	16,691	2,622,218	1,571,146	2,378,297	2,204,208
Cost	$346,603	$39,998,716	$29,595,141	$41,074,442	$32,515,076
Fair Value	$425,115	$37,655,047	$27,557,905	$38,980,287	$31,564,265
Due from Sponsor Company	—	10,879	3,510	—	1,980
Receivable for fund shares sold	—	—	—	3,845	—

Total assets	425,115	37,665,926	27,561,415	38,984,132	31,566,245

Liabilities:
Due to Sponsor Company	—	—	—	3,845	—
Payable for fund shares purchased	—	10,879	3,510	—	1,980

Total liabilities	—	10,879	3,510	3,845	1,980

Net assets:
For contract liabilities	$425,115	$37,655,047	$27,557,905	$38,980,287	$31,564,265

Deferred contracts in the accumulation period:
Units owned by participants #	80,165	1,284,913	831,128	931,206	444,170
Contract liability	$425,115	$37,655,047	$27,557,905	$38,980,287	$31,564,265

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	806,164	23,882	2,676,787	4,390,481	5,359,518
Cost	$8,906,906	$258,110	$73,308,454	$204,170,968	$85,055,956
Fair Value	$7,537,636	$378,774	$78,510,159	$233,529,675	$120,803,528
Due from Sponsor Company	976	—	—	—	—
Receivable for fund shares sold	—	—	17,312	95,308	16,542

Total assets	7,538,612	378,774	78,527,471	233,624,983	120,820,070

Liabilities:
Due to Sponsor Company	—	—	17,312	95,308	16,542
Payable for fund shares purchased	976	—	—	—	—

Total liabilities	976	—	17,312	95,308	16,542

Net assets:
For contract liabilities	$7,537,636	$378,774	$78,510,159	$233,529,675	$120,803,528

Deferred contracts in the accumulation period:
Units owned by participants #	395,554	7,918	7,205,371	7,685,110	13,026,128
Contract liability	$7,537,636	$378,774	$78,510,159	$233,529,675	$120,803,528

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,860,326	2,848,455	2,624,087	1,792,772	982,018
Cost	$171,313,251	$39,817,671	$80,750,151	$33,492,667	$73,891,321
Fair Value	$183,774,419	$46,031,026	$74,445,353	$31,785,855	$98,692,799
Due from Sponsor Company	—	—	2,725	—	—
Receivable for fund shares sold	112,454	4,590	—	6,253	13,880

Total assets	183,886,873	46,035,616	74,448,078	31,792,108	98,706,679

Liabilities:
Due to Sponsor Company	112,454	4,590	—	6,253	13,880
Payable for fund shares purchased	—	—	2,725	—	—

Total liabilities	112,454	4,590	2,725	6,253	13,880

Net assets:
For contract liabilities	$183,774,419	$46,031,026	$74,445,353	$31,785,855	$98,692,799

Deferred contracts in the accumulation period:
Units owned by participants #	9,354,497	6,732,507	4,483,704	3,423,252	5,836,595
Contract liability	$183,774,419	$46,031,026	$74,445,353	$31,785,855	$98,692,799

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,156,070	3,133,375	63,427	243,381	391,103
Cost	$91,212,337	$31,637,991	$3,905,215	$3,739,395	$4,084,483
Fair Value	$77,074,860	$32,618,438	$5,044,325	$4,217,785	$3,312,646
Due from Sponsor Company	—	15,247	492	33	—
Receivable for fund shares sold	9,377	—	—	—	—

Total assets	77,084,237	32,633,685	5,044,817	4,217,818	3,312,646

Liabilities:
Due to Sponsor Company	9,377	—	—	—	—
Payable for fund shares purchased	—	15,247	492	33	—

Total liabilities	9,377	15,247	492	33	—

Net assets:
For contract liabilities	$77,074,860	$32,618,438	$5,044,325	$4,217,785	$3,312,646

Deferred contracts in the accumulation period:
Units owned by participants #	18,677,389	15,206,731	88,442	97,428	171,608
Contract liability	$77,074,860	$32,618,438	$5,044,325	$4,217,785	$3,312,646

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,580,635	25,534	126,348	898,646	316,165
Cost	$26,235,610	$764,615	$4,080,737	$10,140,003	$5,630,424
Fair Value	$32,576,895	$858,467	$4,235,181	$10,028,887	$6,124,109
Due from Sponsor Company	—	—	1,984	—	469
Receivable for fund shares sold	137,143	—	—	886	—

Total assets	32,714,038	858,467	4,237,165	10,029,773	6,124,578

Liabilities:
Due to Sponsor Company	137,143	—	—	886	—
Payable for fund shares purchased	—	—	1,984	—	469

Total liabilities	137,143	—	1,984	886	469

Net assets:
For contract liabilities	$32,576,895	$858,467	$4,235,181	$10,028,887	$6,124,109

Deferred contracts in the accumulation period:
Units owned by participants #	698,012	14,242	216,690	184,870	128,118
Contract liability	$32,576,895	$858,467	$4,235,181	$10,028,887	$6,124,109

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	725,723	766,503	307,628	80,007	562,261
Cost	$8,412,125	$12,091,393	$10,242,740	$2,527,072	$9,727,862
Fair Value	$7,547,518	$14,241,619	$12,280,502	$3,179,483	$7,764,826
Due from Sponsor Company	574	3,720	137	—	1,110
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,548,092	14,245,339	12,280,639	3,179,483	7,765,936

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	574	3,720	137	—	1,110

Total liabilities	574	3,720	137	—	1,110

Net assets:
For contract liabilities	$7,547,518	$14,241,619	$12,280,502	$3,179,483	$7,764,826

Deferred contracts in the accumulation period:
Units owned by participants #	310,401	248,694	300,417	52,951	106,039
Contract liability	$7,547,518	$14,241,619	$12,280,502	$3,179,483	$7,764,826

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	773,746	1,130,538	683,279	59,075	345,479
Cost	$9,929,749	$25,507,704	$12,879,023	$2,603,166	$12,325,688
Fair Value	$8,898,083	$26,307,623	$14,779,335	$3,529,123	$13,356,221
Due from Sponsor Company	2,965	—	1,834	—	1,796
Receivable for fund shares sold	—	23,309	—	—	—

Total assets	8,901,048	26,330,932	14,781,169	3,529,123	13,358,017

Liabilities:
Due to Sponsor Company	—	23,309	—	—	—
Payable for fund shares purchased	2,965	—	1,834	—	1,796

Total liabilities	2,965	23,309	1,834	—	1,796

Net assets:
For contract liabilities	$8,898,083	$26,307,623	$14,779,335	$3,529,123	$13,356,221

Deferred contracts in the accumulation period:
Units owned by participants #	489,958	661,927	367,897	57,118	290,869
Contract liability	$8,898,083	$26,307,623	$14,779,335	$3,529,123	$13,356,221

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	169,365	138,420	305,662	11,557	375,537
Cost	$3,644,372	$3,249,699	$5,051,384	$78,933	$8,953,506
Fair Value	$3,355,118	$3,943,597	$6,559,501	$53,047	$12,370,193
Due from Sponsor Company	141	28	—	—	—
Receivable for fund shares sold	—	—	1,075	—	—

Total assets	3,355,259	3,943,625	6,560,576	53,047	12,370,193

Liabilities:
Due to Sponsor Company	—	—	1,075	—	—
Payable for fund shares purchased	141	28	—	—	—

Total liabilities	141	28	1,075	—	—

Net assets:
For contract liabilities	$3,355,118	$3,943,597	$6,559,501	$53,047	$12,370,193

Deferred contracts in the accumulation period:
Units owned by participants #	62,334	82,197	85,020	1,383	150,055
Contract liability	$3,355,118	$3,943,597	$6,559,501	$53,047	$12,370,193

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,373	237,703	56,149	958,349	456,622
Cost	$268,365	$3,864,967	$791,657	$6,478,083	$4,946,512
Fair Value	$307,309	$3,508,500	$930,948	$5,472,176	$3,712,333
Due from Sponsor Company	—	380	—	852	—
Receivable for fund shares sold	—	—	—	—	255

Total assets	307,309	3,508,880	930,948	5,473,028	3,712,588

Liabilities:
Due to Sponsor Company	—	—	—	—	255
Payable for fund shares purchased	—	380	—	852	—

Total liabilities	—	380	—	852	255

Net assets:
For contract liabilities	$307,309	$3,508,500	$930,948	$5,472,176	$3,712,333

Deferred contracts in the accumulation period:
Units owned by participants #	3,293	48,960	12,724	81,603	92,255
Contract liability	$307,309	$3,508,500	$930,948	$5,472,176	$3,712,333

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	544,339	5,438	23,679	46,761	26,209
Cost	$8,326,200	$88,331	$297,378	$738,711	$26,209
Fair Value	$8,497,125	$105,820	$289,363	$1,049,784	$26,209
Due from Sponsor Company	152	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,497,277	105,820	289,363	1,049,784	26,209

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	152	—	—	—	—

Total liabilities	152	—	—	—	—

Net assets:
For contract liabilities	$8,497,125	$105,820	$289,363	$1,049,784	$26,209

Deferred contracts in the accumulation period:
Units owned by participants #	252,173	3,448	8,676	15,478	12,563
Contract liability	$8,497,125	$105,820	$289,363	$1,049,784	$26,209

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	272,587	648,603	111,856	630,925	764,803
Cost	$8,957,750	$7,966,048	$1,589,837	$10,350,378	$9,979,773
Fair Value	$13,768,388	$7,439,473	$1,539,144	$7,179,921	$9,544,736
Due from Sponsor Company	131	—	—	1,931	—
Receivable for fund shares sold	—	824	—	—	—

Total assets	13,768,519	7,440,297	1,539,144	7,181,852	9,544,736

Liabilities:
Due to Sponsor Company	—	824	—	—	—
Payable for fund shares purchased	131	—	—	1,931	—

Total liabilities	131	824	—	1,931	—

Net assets:
For contract liabilities	$13,768,388	$7,439,473	$1,539,144	$7,179,921	$9,544,736

Deferred contracts in the accumulation period:
Units owned by participants #	86,374	204,048	60,034	470,327	460,246
Contract liability	$13,768,388	$7,439,473	$1,539,144	$7,179,921	$9,544,736

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	685,749	1,689,514	2,857,099	383,655	460,024
Cost	$6,176,671	$17,407,810	$72,991,743	$8,699,500	$2,676,864
Fair Value	$3,936,198	$30,360,569	$100,169,901	$9,783,207	$2,125,309
Due from Sponsor Company	—	—	—	423	19
Receivable for fund shares sold	81,695	17,123	12,837	—	—

Total assets	4,017,893	30,377,692	100,182,738	9,783,630	2,125,328

Liabilities:
Due to Sponsor Company	81,695	17,123	12,837	—	—
Payable for fund shares purchased	—	—	—	423	19

Total liabilities	81,695	17,123	12,837	423	19

Net assets:
For contract liabilities	$3,936,198	$30,360,569	$100,169,901	$9,783,207	$2,125,309

Deferred contracts in the accumulation period:
Units owned by participants #	72,949	675,283	4,131,338	235,997	119,192
Contract liability	$3,936,198	$30,360,569	$100,169,901	$9,783,207	$2,125,309

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	434,745	37,490	1,478,223	914,112	306,929
Cost	$10,273,094	$514,901	$8,920,558	$9,801,960	$4,413,523
Fair Value	$14,094,439	$543,235	$8,337,180	$7,331,178	$4,723,631
Due from Sponsor Company	1,160	—	—	—	400
Receivable for fund shares sold	—	—	4,359	602	—

Total assets	14,095,599	543,235	8,341,539	7,331,780	4,724,031

Liabilities:
Due to Sponsor Company	—	—	4,359	602	—
Payable for fund shares purchased	1,160	—	—	—	400

Total liabilities	1,160	—	4,359	602	400

Net assets:
For contract liabilities	$14,094,439	$543,235	$8,337,180	$7,331,178	$4,723,631

Deferred contracts in the accumulation period:
Units owned by participants #	170,283	13,392	237,204	365,675	149,779
Contract liability	$14,094,439	$543,235	$8,337,180	$7,331,178	$4,723,631

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	69,629	737,656	32,463
Cost	$2,518,194	$8,516,571	$2,292,476
Fair Value	$3,363,059	$12,687,677	$2,533,087
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	3	125,647	2,094

Total assets	3,363,062	12,813,324	2,535,181

Liabilities:
Due to Sponsor Company	3	125,647	2,094
Payable for fund shares purchased	—	—	—

Total liabilities	3	125,647	2,094

Net assets:
For contract liabilities	$3,363,059	$12,687,677	$2,533,087

Deferred contracts in the accumulation period:
Units owned by participants #	35,581	284,157	150,295
Contract liability	$3,363,059	$12,687,677	$2,533,087

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$94,991	$93,589	$2,299,704	$1,378,520

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(319,765)	(82,778)	(7,825)	1,506,912	1,434,783
Net realized gain distributions	—	—	737,501	4,482,346	704,328
Change in unrealized appreciation (depreciation)	308,934	184,637	525,866	7,606,266	11,406,511

Net gain (loss) on investments	(10,831)	101,859	1,255,542	13,595,524	13,545,622

Net increase (decrease) in net assets resulting from operations	$(10,831)	$196,850	$1,349,131	$15,895,228	$14,924,142

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,772,236	$1,453,917	$306,586	$1,535,569	$3,364,123

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(416,222)	2,178,916	(138,398)	13,874,833	7,799,841
Net realized gain distributions	—	2,722,358	1,064,102	10,542,874	13,621,502
Change in unrealized appreciation (depreciation)	(849,092)	5,523,460	(561,415)	99,432,579	40,456,851

Net gain (loss) on investments	(1,265,314)	10,424,734	364,289	123,850,286	61,878,194

Net increase (decrease) in net assets resulting from operations	$506,922	$11,878,651	$670,875	$125,385,855	$65,242,317

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$696,281	$467,699	$15,759	$575,070	$165,572

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	80,906	529,198	742	368,648	(24,682)
Net realized gain distributions	—	157,071	4,129	1,874,768	4,178
Change in unrealized appreciation (depreciation)	1,113,775	998,074	32,449	1,675,264	96,436

Net gain (loss) on investments	1,194,681	1,684,343	37,320	3,918,680	75,932

Net increase (decrease) in net assets resulting from operations	$1,890,962	$2,152,042	$53,079	$4,493,750	$241,504

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$60,114	$139,712	$1,892,447	$26,377	$130,503

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,438)	165,109	—	2,452,358	319,917
Net realized gain distributions	88,874	14,834	—	10,245,951	5,048,440
Change in unrealized appreciation (depreciation)	66,554	344,974	—	10,169,304	317,047

Net gain (loss) on investments	138,990	524,917	—	22,867,613	5,685,404

Net increase (decrease) in net assets resulting from operations	$199,104	$664,629	$1,892,447	$22,893,990	$5,815,907

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$7,265	$1,947,621	$496,965	$773,512	$286,584

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,178	(200,770)	(18,458)	(214,298)	(190,802)
Net realized gain distributions	20,058	159,570	2,088,273	804,387	708,341
Change in unrealized appreciation (depreciation)	(11,734)	703,473	(1,246,239)	2,788,440	2,588,622

Net gain (loss) on investments	15,502	662,273	823,576	3,378,529	3,106,161

Net increase (decrease) in net assets resulting from operations	$22,767	$2,609,894	$1,320,541	$4,152,041	$3,392,745

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$346,948	$5,032	$1,542,155	$1,744,058	$694,695

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(112,734)	6,730	573,634	2,180,913	2,333,190
Net realized gain distributions	—	—	5,254,903	9,399,271	4,941,978
Change in unrealized appreciation (depreciation)	89,742	45,411	905,676	29,800,947	17,493,987

Net gain (loss) on investments	(22,992)	52,141	6,734,213	41,381,131	24,769,155

Net increase (decrease) in net assets resulting from operations	$323,956	$57,173	$8,276,368	$43,125,189	$25,463,850

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$3,528,255	$721,619	$—	$—	$1,597,850

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,561,669	496,817	(561,843)	(224,681)	2,543,357
Net realized gain distributions	12,405,340	—	1,792,593	—	2,983,681
Change in unrealized appreciation (depreciation)	4,347,633	2,560,230	3,445,670	3,823,022	1,414,790

Net gain (loss) on investments	18,314,642	3,057,047	4,676,420	3,598,341	6,941,828

Net increase (decrease) in net assets resulting from operations	$21,842,897	$3,778,666	$4,676,420	$3,598,341	$8,539,678

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,795,835	$1,442,680	$—	$30,769	$208,657

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(777,317)	172,854	98,339	32,598	(47,351)
Net realized gain distributions	—	—	—	92,258	—
Change in unrealized appreciation (depreciation)	(230,036)	93,667	1,206,482	830,304	(34,073)

Net gain (loss) on investments	(1,007,353)	266,521	1,304,821	955,160	(81,424)

Net increase (decrease) in net assets resulting from operations	$1,788,482	$1,709,201	$1,304,821	$985,929	$127,233

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$498,407	$6,472	$77,811	$32,383	$7,359

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	914,902	28,861	30,882	(49,774)	17,891
Net realized gain distributions	2,337,860	77,729	23,132	233,350	260,321
Change in unrealized appreciation (depreciation)	828,663	104,434	(100,001)	1,332,941	622,800

Net gain (loss) on investments	4,081,425	211,024	(45,987)	1,516,517	901,012

Net increase (decrease) in net assets resulting from operations	$4,579,832	$217,496	$31,824	$1,548,900	$908,371

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$421,387	$77,844	$102,938	$24,108	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(56,502)	222,784	303,586	139,248	(205,268)
Net realized gain distributions	—	798,877	893,924	245,298	—
Change in unrealized appreciation (depreciation)	103,043	1,600,926	950,588	199,165	737,902

Net gain (loss) on investments	46,541	2,622,587	2,148,098	583,711	532,634

Net increase (decrease) in net assets resulting from operations	$467,928	$2,700,431	$2,251,036	$607,819	$532,634

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$377,710	$659,697	$242,808	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(109,236)	138,947	194,353	47,639	125,327
Net realized gain distributions	—	1,277,117	1,099,684	—	794,020
Change in unrealized appreciation (depreciation)	(34,793)	(64,926)	75,533	889,480	1,021,088

Net gain (loss) on investments	(144,029)	1,351,138	1,369,570	937,119	1,940,435

Net increase (decrease) in net assets resulting from operations	$233,681	$2,010,835	$1,612,378	$937,119	$1,940,435

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$—	$4,402	$158,556

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(43,177)	26,706	95,749	(22,043)	244,346
Net realized gain distributions	326,202	141,770	—	—	544,427
Change in unrealized appreciation (depreciation)	400,394	254,093	1,220,474	21,697	1,185,330

Net gain (loss) on investments	683,419	422,569	1,316,223	(346)	1,974,103

Net increase (decrease) in net assets resulting from operations	$683,419	$422,569	$1,316,223	$4,056	$2,132,659

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,998	$68,009	$6,916	$297,757	$212,839

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	760	(30,165)	18,533	(73,903)	(104,699)
Net realized gain distributions	—	—	42,642	—	—
Change in unrealized appreciation (depreciation)	36,958	95,658	(44,372)	191,400	(12,561)

Net gain (loss) on investments	37,718	65,493	16,803	117,497	(117,260)

Net increase (decrease) in net assets resulting from operations	$44,716	$133,502	$23,719	$415,254	$95,579

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$211,075	$1,704	$7,638	$7,807	$1,249

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	39,152	1,231	(636)	6,718	—
Net realized gain distributions	—	—	830	52,912	—
Change in unrealized appreciation (depreciation)	44,786	12,543	8,813	161,610	—

Net gain (loss) on investments	83,938	13,774	9,007	221,240	—

Net increase (decrease) in net assets resulting from operations	$295,013	$15,478	$16,645	$229,047	$1,249

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$52,501	$73,543	$40,253	$—	$94,986

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	450,126	(81,892)	397	(264,992)	(42,642)
Net realized gain distributions	86,524	356,918	—	—	32,510
Change in unrealized appreciation (depreciation)	2,225,103	115,671	(54,285)	(688,407)	453,458

Net gain (loss) on investments	2,761,753	390,697	(53,888)	(953,399)	443,326

Net increase (decrease) in net assets resulting from operations	$2,814,254	$464,240	$(13,635)	$(953,399)	$538,312

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$25,611	$1,223,233	$155,664	$128,027

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,624,158)	1,034,866	2,088,787	88,078	(42,213)
Net realized gain distributions	—	1,128,575	4,067,344	583,470	—
Change in unrealized appreciation (depreciation)	2,793,815	5,809,197	12,871,604	498,797	32,909

Net gain (loss) on investments	1,169,657	7,972,638	19,027,735	1,170,345	(9,304)

Net increase (decrease) in net assets resulting from operations	$1,169,657	$7,998,249	$20,250,968	$1,326,009	$118,723

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$149,594	$8,694	$482,200	$407,782	$104,294

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	442,136	7,688	(66,995)	(187,478)	40,616
Net realized gain distributions	608,880	—	—	—	—
Change in unrealized appreciation (depreciation)	1,157,152	(478)	213,993	(45,754)	(4,925)

Net gain (loss) on investments	2,208,168	7,210	146,998	(233,232)	35,691

Net increase (decrease) in net assets resulting from operations	$2,357,762	$15,904	$629,198	$174,550	$139,985

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,663	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	93,928	297,459	16,064
Net realized gain distributions	21,601	478,004	—
Change in unrealized appreciation (depreciation)	543,681	2,477,139	525,751

Net gain (loss) on investments	659,210	3,252,602	541,815

Net increase (decrease) in net assets resulting from operations	$665,873	$3,252,602	$541,815

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$94,991	$93,589	$2,299,704	$1,378,520
Net realized gain (loss) on security transactions	(319,765)	(82,778)	(7,825)	1,506,912	1,434,783
Net realized gain distributions	—	—	737,501	4,482,346	704,328
Change in unrealized appreciation (depreciation)	308,934	184,637	525,866	7,606,266	11,406,511

Net increase (decrease) in net assets resulting from operations	(10,831)	196,850	1,349,131	15,895,228	14,924,142

Unit transactions:
Purchases	—	—	280,650	2,384,466	1,405,749
Net transfers	(1,341,788)	(56,946)	(343,610)	391,025	(1,048,046)
Surrenders for benefit payments and fees	(1,279)	(105,787)	(348,165)	(3,030,320)	(1,985,746)
Other transactions	(4)	—	—	153	111
Death benefits	(11,414)	(47,091)	(64,645)	(1,733,404)	(1,202,401)
Net loan activity	(296)	(4,692)	(168,714)	(141,275)	(265,407)
Cost of insurance and other fees	(9,022)	(115,578)	(405,861)	(3,929,377)	(2,652,803)

Net increase (decrease) in net assets resulting from unit transactions	(1,363,803)	(330,094)	(1,050,345)	(6,058,732)	(5,748,543)

Net increase (decrease) in net assets	(1,374,634)	(133,244)	298,786	9,836,496	9,175,599

Net assets:
Beginning of period	1,374,634	4,103,898	14,285,906	99,654,433	79,823,704
End of period	$—	$3,970,654	$14,584,692	$109,490,929	$88,999,303

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,772,236	$1,453,917	$306,586	$1,535,569	$3,364,123
Net realized gain (loss) on security transactions	(416,222)	2,178,916	(138,398)	13,874,833	7,799,841
Net realized gain distributions	—	2,722,358	1,064,102	10,542,874	13,621,502
Change in unrealized appreciation (depreciation)	(849,092)	5,523,460	(561,415)	99,432,579	40,456,851

Net increase (decrease) in net assets resulting from operations	506,922	11,878,651	670,875	125,385,855	65,242,317

Unit transactions:
Purchases	1,612,162	1,503,340	797,481	5,888,311	4,680,657
Net transfers	1,303,609	(1,487,614)	71,392	(7,139,159)	(2,371,865)
Surrenders for benefit payments and fees	(1,322,023)	(2,745,612)	(1,121,138)	(16,377,733)	(9,411,849)
Other transactions	97	(337)	420	(250)	4,644
Death benefits	(843,976)	(1,137,138)	(386,287)	(6,432,884)	(5,749,626)
Net loan activity	(85,164)	(473,167)	(11,319)	(2,439,829)	(1,647,565)
Cost of insurance and other fees	(1,704,208)	(2,447,408)	(925,921)	(11,716,318)	(8,021,380)

Net increase (decrease) in net assets resulting from unit transactions	(1,039,503)	(6,787,936)	(1,575,372)	(38,217,862)	(22,516,984)

Net increase (decrease) in net assets	(532,581)	5,090,715	(904,497)	87,167,993	42,725,333

Net assets:
Beginning of period	43,146,124	87,610,261	29,467,870	411,596,450	276,617,116
End of period	$42,613,543	$92,700,976	$28,563,373	$498,764,443	$319,342,449

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$696,281	$467,699	$15,759	$575,070	$165,572
Net realized gain (loss) on security transactions	80,906	529,198	742	368,648	(24,682)
Net realized gain distributions	—	157,071	4,129	1,874,768	4,178
Change in unrealized appreciation (depreciation)	1,113,775	998,074	32,449	1,675,264	96,436

Net increase (decrease) in net assets resulting from operations	1,890,962	2,152,042	53,079	4,493,750	241,504

Unit transactions:
Purchases	1,802,158	1,023,150	—	618,281	33,236
Net transfers	106,295	(662,512)	3	(95,734)	129,055
Surrenders for benefit payments and fees	(2,142,463)	(1,226,431)	(8,980)	(916,528)	(149,835)
Other transactions	(20)	26	—	84	(28)
Death benefits	(613,331)	(203,258)	(3,951)	(416,627)	(35,465)
Net loan activity	(111,962)	(20,830)	(6)	(148,122)	758
Cost of insurance and other fees	(2,044,250)	(1,144,573)	(29,664)	(1,139,526)	(109,684)

Net increase (decrease) in net assets resulting from unit transactions	(3,003,573)	(2,234,428)	(42,598)	(2,098,172)	(131,963)

Net increase (decrease) in net assets	(1,112,611)	(82,386)	10,481	2,395,578	109,541

Net assets:
Beginning of period	56,883,189	33,011,460	637,372	30,345,730	4,783,373
End of period	$55,770,578	$32,929,074	$647,853	$32,741,308	$4,892,914

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$60,114	$139,712	$1,892,447	$26,377	$130,503
Net realized gain (loss) on security transactions	(16,438)	165,109	—	2,452,358	319,917
Net realized gain distributions	88,874	14,834	—	10,245,951	5,048,440
Change in unrealized appreciation (depreciation)	66,554	344,974	—	10,169,304	317,047

Net increase (decrease) in net assets resulting from operations	199,104	664,629	1,892,447	22,893,990	5,815,907

Unit transactions:
Purchases	42,610	139,800	3,968,745	1,426,043	878,108
Net transfers	(828,527)	(352,298)	8,349,056	1,897,022	304,959
Surrenders for benefit payments and fees	(538,129)	(701,701)	(6,162,814)	(3,454,247)	(1,783,388)
Other transactions	—	25	(117)	(3)	1
Death benefits	—	—	(282,894)	(1,055,127)	(428,707)
Net loan activity	(43)	(45,497)	146,904	(311,395)	(16,839)
Cost of insurance and other fees	(80,250)	(223,898)	(2,814,518)	(2,406,542)	(1,173,041)

Net increase (decrease) in net assets resulting from unit transactions	(1,404,339)	(1,183,569)	3,204,362	(3,904,249)	(2,218,907)

Net increase (decrease) in net assets	(1,205,235)	(518,940)	5,096,809	18,989,741	3,597,000

Net assets:
Beginning of period	3,227,833	7,347,391	35,754,074	69,201,621	34,819,542
End of period	$2,022,598	$6,828,451	$40,850,883	$88,191,362	$38,416,542

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,265	$1,947,621	$496,965	$773,512	$286,584
Net realized gain (loss) on security transactions	7,178	(200,770)	(18,458)	(214,298)	(190,802)
Net realized gain distributions	20,058	159,570	2,088,273	804,387	708,341
Change in unrealized appreciation (depreciation)	(11,734)	703,473	(1,246,239)	2,788,440	2,588,622

Net increase (decrease) in net assets resulting from operations	22,767	2,609,894	1,320,541	4,152,041	3,392,745

Unit transactions:
Purchases	—	980,259	836,443	—	705,526
Net transfers	(6,674)	(443,660)	(796,024)	(270,471)	(163,112)
Surrenders for benefit payments and fees	—	(845,254)	(745,251)	(1,021,321)	(1,211,684)
Other transactions	—	(115)	(26)	—	(26)
Death benefits	(663)	(674,844)	(274,300)	(471,734)	(224,465)
Net loan activity	(5,168)	(171,643)	(154,669)	(297,529)	(186,100)
Cost of insurance and other fees	(13,477)	(1,394,667)	(1,083,645)	(1,207,464)	(967,652)

Net increase (decrease) in net assets resulting from unit transactions	(25,982)	(2,549,924)	(2,217,472)	(3,268,519)	(2,047,513)

Net increase (decrease) in net assets	(3,215)	59,970	(896,931)	883,522	1,345,232

Net assets:
Beginning of period	428,330	37,595,077	28,454,836	38,096,765	30,219,033
End of period	$425,115	$37,655,047	$27,557,905	$38,980,287	$31,564,265

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$346,948	$5,032	$1,542,155	$1,744,058	$694,695
Net realized gain (loss) on security transactions	(112,734)	6,730	573,634	2,180,913	2,333,190
Net realized gain distributions	—	—	5,254,903	9,399,271	4,941,978
Change in unrealized appreciation (depreciation)	89,742	45,411	905,676	29,800,947	17,493,987

Net increase (decrease) in net assets resulting from operations	323,956	57,173	8,276,368	43,125,189	25,463,850

Unit transactions:
Purchases	205,913	—	2,402,379	4,341,620	1,757,209
Net transfers	22,473	(32)	370,214	(3,213,361)	(1,094,467)
Surrenders for benefit payments and fees	(205,898)	(5,421)	(2,322,166)	(8,349,290)	(3,815,476)
Other transactions	26	—	789	26	110
Death benefits	(132,090)	(5,803)	(1,475,144)	(4,695,189)	(951,592)
Net loan activity	(633)	(23)	(150,880)	(910,622)	(610,960)
Cost of insurance and other fees	(295,194)	(12,637)	(3,818,263)	(7,427,629)	(3,212,886)

Net increase (decrease) in net assets resulting from unit transactions	(405,403)	(23,916)	(4,993,071)	(20,254,445)	(7,928,062)

Net increase (decrease) in net assets	(81,447)	33,257	3,283,297	22,870,744	17,535,788

Net assets:
Beginning of period	7,619,083	345,517	75,226,862	210,658,931	103,267,740
End of period	$7,537,636	$378,774	$78,510,159	$233,529,675	$120,803,528

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,528,255	$721,619	$—	$—	$1,597,850
Net realized gain (loss) on security transactions	1,561,669	496,817	(561,843)	(224,681)	2,543,357
Net realized gain distributions	12,405,340	—	1,792,593	—	2,983,681
Change in unrealized appreciation (depreciation)	4,347,633	2,560,230	3,445,670	3,823,022	1,414,790

Net increase (decrease) in net assets resulting from operations	21,842,897	3,778,666	4,676,420	3,598,341	8,539,678

Unit transactions:
Purchases	3,483,578	1,482,903	1,531,923	664,628	2,237,393
Net transfers	(711,822)	(194,562)	(22,127)	(173,555)	(758,001)
Surrenders for benefit payments and fees	(7,967,249)	(1,943,355)	(3,119,467)	(1,450,347)	(4,275,637)
Other transactions	1,052	(426)	(165)	(118)	705
Death benefits	(2,497,262)	(543,829)	(1,463,331)	(306,966)	(1,905,797)
Net loan activity	(749,533)	(17,434)	(465,549)	(54,707)	(463,668)
Cost of insurance and other fees	(5,823,791)	(1,775,341)	(2,501,927)	(1,091,071)	(3,790,137)

Net increase (decrease) in net assets resulting from unit transactions	(14,265,027)	(2,992,044)	(6,040,643)	(2,412,136)	(8,955,142)

Net increase (decrease) in net assets	7,577,870	786,622	(1,364,223)	1,186,205	(415,464)

Net assets:
Beginning of period	176,196,549	45,244,404	75,809,576	30,599,650	99,108,263
End of period	$183,774,419	$46,031,026	$74,445,353	$31,785,855	$98,692,799

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,795,835	$1,442,680	$—	$30,769	$208,657
Net realized gain (loss) on security transactions	(777,317)	172,854	98,339	32,598	(47,351)
Net realized gain distributions	—	—	—	92,258	—
Change in unrealized appreciation (depreciation)	(230,036)	93,667	1,206,482	830,304	(34,073)

Net increase (decrease) in net assets resulting from operations	1,788,482	1,709,201	1,304,821	985,929	127,233

Unit transactions:
Purchases	2,904,652	2,645,380	124,456	73,458	88,598
Net transfers	1,773,398	942,158	313,395	244,770	(86,359)
Surrenders for benefit payments and fees	(2,803,986)	(1,352,565)	(243,066)	(159,017)	(20,704)
Other transactions	509	(1,279)	25	25	—
Death benefits	(995,752)	(2,080,307)	(43,595)	(136,344)	(25,017)
Net loan activity	(333,896)	71,296	(40,326)	14,872	(3,443)
Cost of insurance and other fees	(3,379,310)	(2,732,773)	(163,960)	(129,576)	(80,887)

Net increase (decrease) in net assets resulting from unit transactions	(2,834,385)	(2,508,090)	(53,071)	(91,812)	(127,812)

Net increase (decrease) in net assets	(1,045,903)	(798,889)	1,251,750	894,117	(579)

Net assets:
Beginning of period	78,120,763	33,417,327	3,792,575	3,323,668	3,313,225
End of period	$77,074,860	$32,618,438	$5,044,325	$4,217,785	$3,312,646

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$498,407	$6,472	$77,811	$32,383	$7,359
Net realized gain (loss) on security transactions	914,902	28,861	30,882	(49,774)	17,891
Net realized gain distributions	2,337,860	77,729	23,132	233,350	260,321
Change in unrealized appreciation (depreciation)	828,663	104,434	(100,001)	1,332,941	622,800

Net increase (decrease) in net assets resulting from operations	4,579,832	217,496	31,824	1,548,900	908,371

Unit transactions:
Purchases	622,285	—	95,816	—	121,304
Net transfers	(974,568)	(133,571)	(66,889)	(43,600)	209,427
Surrenders for benefit payments and fees	(1,349,530)	(49,738)	(144,223)	(497,577)	(170,510)
Other transactions	—	—	—	—	—
Death benefits	(424,499)	(33,028)	(63,381)	(92,147)	(56,966)
Net loan activity	(502,939)	(15,375)	2,120	(64,448)	66,347
Cost of insurance and other fees	(929,652)	(24,193)	(113,080)	(252,537)	(155,642)

Net increase (decrease) in net assets resulting from unit transactions	(3,558,903)	(255,905)	(289,637)	(950,309)	13,960

Net increase (decrease) in net assets	1,020,929	(38,409)	(257,813)	598,591	922,331

Net assets:
Beginning of period	31,555,966	896,876	4,492,994	9,430,296	5,201,778
End of period	$32,576,895	$858,467	$4,235,181	$10,028,887	$6,124,109

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$421,387	$77,844	$102,938	$24,108	$—
Net realized gain (loss) on security transactions	(56,502)	222,784	303,586	139,248	(205,268)
Net realized gain distributions	—	798,877	893,924	245,298	—
Change in unrealized appreciation (depreciation)	103,043	1,600,926	950,588	199,165	737,902

Net increase (decrease) in net assets resulting from operations	467,928	2,700,431	2,251,036	607,819	532,634

Unit transactions:
Purchases	132,373	268,392	278,460	68,011	151,391
Net transfers	642,788	257,318	14,784	(18,777)	(74,530)
Surrenders for benefit payments and fees	(339,593)	(652,618)	(1,105,074)	(382,007)	(349,411)
Other transactions	—	—	(26)	—	—
Death benefits	(28,804)	(58,104)	(186,589)	(148,542)	(117,014)
Net loan activity	(63,298)	(404,323)	(12,188)	(5,059)	(65,709)
Cost of insurance and other fees	(184,585)	(383,110)	(367,379)	(132,206)	(244,416)

Net increase (decrease) in net assets resulting from unit transactions	158,881	(972,445)	(1,378,012)	(618,580)	(699,689)

Net increase (decrease) in net assets	626,809	1,727,986	873,024	(10,761)	(167,055)

Net assets:
Beginning of period	6,920,709	12,513,633	11,407,478	3,190,244	7,931,881
End of period	$7,547,518	$14,241,619	$12,280,502	$3,179,483	$7,764,826

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$377,710	$659,697	$242,808	$—	$—
Net realized gain (loss) on security transactions	(109,236)	138,947	194,353	47,639	125,327
Net realized gain distributions	—	1,277,117	1,099,684	—	794,020
Change in unrealized appreciation (depreciation)	(34,793)	(64,926)	75,533	889,480	1,021,088

Net increase (decrease) in net assets resulting from operations	233,681	2,010,835	1,612,378	937,119	1,940,435

Unit transactions:
Purchases	191,568	703,769	206,890	—	339,079
Net transfers	252,723	(455,863)	(215,386)	(9,891)	(147,999)
Surrenders for benefit payments and fees	(204,423)	(1,188,128)	(378,935)	(101,956)	(719,983)
Other transactions	—	—	—	—	—
Death benefits	(561,812)	(236,656)	(152,676)	(34,922)	(151,323)
Net loan activity	(8,201)	(30,684)	(62,960)	(7,961)	(58,973)
Cost of insurance and other fees	(362,737)	(963,603)	(373,585)	(88,407)	(429,715)

Net increase (decrease) in net assets resulting from unit transactions	(692,882)	(2,171,165)	(976,652)	(243,137)	(1,168,914)

Net increase (decrease) in net assets	(459,201)	(160,330)	635,726	693,982	771,521

Net assets:
Beginning of period	9,357,284	26,467,953	14,143,609	2,835,141	12,584,700
End of period	$8,898,083	$26,307,623	$14,779,335	$3,529,123	$13,356,221

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$—	$4,402	$158,556
Net realized gain (loss) on security transactions	(43,177)	26,706	95,749	(22,043)	244,346
Net realized gain distributions	326,202	141,770	—	—	544,427
Change in unrealized appreciation (depreciation)	400,394	254,093	1,220,474	21,697	1,185,330

Net increase (decrease) in net assets resulting from operations	683,419	422,569	1,316,223	4,056	2,132,659

Unit transactions:
Purchases	73,283	58,156	—	—	—
Net transfers	(29,733)	266,000	(3,973)	78	(42,287)
Surrenders for benefit payments and fees	(321,410)	(80,407)	(276,552)	—	(160,212)
Other transactions	—	25	—	—	—
Death benefits	(35,068)	(15,007)	(27,779)	(17,941)	(264,119)
Net loan activity	(23,092)	(367)	(16,931)	(5)	(4,562)
Cost of insurance and other fees	(99,477)	(79,405)	(158,416)	(2,109)	(406,046)

Net increase (decrease) in net assets resulting from unit transactions	(435,497)	148,995	(483,651)	(19,977)	(877,226)

Net increase (decrease) in net assets	247,922	571,564	832,572	(15,921)	1,255,433

Net assets:
Beginning of period	3,107,196	3,372,033	5,726,929	68,968	11,114,760
End of period	$3,355,118	$3,943,597	$6,559,501	$53,047	$12,370,193

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,998	$68,009	$6,916	$297,757	$212,839
Net realized gain (loss) on security transactions	760	(30,165)	18,533	(73,903)	(104,699)
Net realized gain distributions	—	—	42,642	—	—
Change in unrealized appreciation (depreciation)	36,958	95,658	(44,372)	191,400	(12,561)

Net increase (decrease) in net assets resulting from operations	44,716	133,502	23,719	415,254	95,579

Unit transactions:
Purchases	—	92,064	—	146,258	129,826
Net transfers	4	2,130	(1,305)	300,137	69,309
Surrenders for benefit payments and fees	(919)	(69,243)	(26,136)	(94,148)	(123,733)
Other transactions	—	—	—	—	—
Death benefits	(2,016)	(125,243)	(21,943)	(19,609)	(47,807)
Net loan activity	—	(249)	(2,784)	(55,039)	(48,407)
Cost of insurance and other fees	(7,714)	(181,394)	(28,591)	(217,311)	(198,304)

Net increase (decrease) in net assets resulting from unit transactions	(10,645)	(281,935)	(80,759)	60,288	(219,116)

Net increase (decrease) in net assets	34,071	(148,433)	(57,040)	475,542	(123,537)

Net assets:
Beginning of period	273,238	3,656,933	987,988	4,996,634	3,835,870
End of period	$307,309	$3,508,500	$930,948	$5,472,176	$3,712,333

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$211,075	$1,704	$7,638	$7,807	$1,249
Net realized gain (loss) on security transactions	39,152	1,231	(636)	6,718	—
Net realized gain distributions	—	—	830	52,912	—
Change in unrealized appreciation (depreciation)	44,786	12,543	8,813	161,610	—

Net increase (decrease) in net assets resulting from operations	295,013	15,478	16,645	229,047	1,249

Unit transactions:
Purchases	385,622	—	—	—	—
Net transfers	61,999	(3,980)	(89)	(3)	—
Surrenders for benefit payments and fees	(307,088)	(184)	(1,493)	(6,795)	—
Other transactions	—	—	—	—	—
Death benefits	(82,548)	—	(27,911)	(233)	—
Net loan activity	(47,592)	(586)	(238)	(5)	—
Cost of insurance and other fees	(538,053)	(3,630)	(11,152)	(20,182)	(858)

Net increase (decrease) in net assets resulting from unit transactions	(527,660)	(8,380)	(40,883)	(27,218)	(858)

Net increase (decrease) in net assets	(232,647)	7,098	(24,238)	201,829	391

Net assets:
Beginning of period	8,729,772	98,722	313,601	847,955	25,818
End of period	$8,497,125	$105,820	$289,363	$1,049,784	$26,209

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$52,501	$73,543	$40,253	$—	$94,986
Net realized gain (loss) on security transactions	450,126	(81,892)	397	(264,992)	(42,642)
Net realized gain distributions	86,524	356,918	—	—	32,510
Change in unrealized appreciation (depreciation)	2,225,103	115,671	(54,285)	(688,407)	453,458

Net increase (decrease) in net assets resulting from operations	2,814,254	464,240	(13,635)	(953,399)	538,312

Unit transactions:
Purchases	230,628	219,763	—	303,780	—
Net transfers	(163,839)	(184,302)	(3,104)	51,254	(245,160)
Surrenders for benefit payments and fees	(651,701)	(441,353)	(87,077)	(359,918)	(163,006)
Other transactions	—	—	—	(58)	51
Death benefits	(162,381)	(92,701)	(13,304)	(96,660)	(136,875)
Net loan activity	(57,900)	(51,053)	(19,528)	16,190	(119,975)
Cost of insurance and other fees	(526,892)	(279,246)	(34,005)	(403,092)	(345,703)

Net increase (decrease) in net assets resulting from unit transactions	(1,332,085)	(828,892)	(157,018)	(488,504)	(1,010,668)

Net increase (decrease) in net assets	1,482,169	(364,652)	(170,653)	(1,441,903)	(472,356)

Net assets:
Beginning of period	12,286,219	7,804,125	1,709,797	8,621,824	10,017,092
End of period	$13,768,388	$7,439,473	$1,539,144	$7,179,921	$9,544,736

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$25,611	$1,223,233	$155,664	$128,027
Net realized gain (loss) on security transactions	(1,624,158)	1,034,866	2,088,787	88,078	(42,213)
Net realized gain distributions	—	1,128,575	4,067,344	583,470	—
Change in unrealized appreciation (depreciation)	2,793,815	5,809,197	12,871,604	498,797	32,909

Net increase (decrease) in net assets resulting from operations	1,169,657	7,998,249	20,250,968	1,326,009	118,723

Unit transactions:
Purchases	83,362	491,130	1,662,262	257,033	44,289
Net transfers	(560,191)	648,433	4,989,220	28,057	(1,270)
Surrenders for benefit payments and fees	(218,230)	(1,196,541)	(4,005,714)	(308,489)	(99,256)
Other transactions	—	1	41	25	—
Death benefits	(32,334)	(493,675)	(1,979,666)	(110,302)	(5,425)
Net loan activity	(100,772)	(94,423)	(320,260)	(41,542)	(2,745)
Cost of insurance and other fees	(165,284)	(1,212,892)	(3,013,500)	(291,673)	(56,511)

Net increase (decrease) in net assets resulting from unit transactions	(993,449)	(1,857,967)	(2,667,617)	(466,891)	(120,918)

Net increase (decrease) in net assets	176,208	6,140,282	17,583,351	859,118	(2,195)

Net assets:
Beginning of period	3,759,990	24,220,287	82,586,550	8,924,089	2,127,504
End of period	$3,936,198	$30,360,569	$100,169,901	$9,783,207	$2,125,309

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$149,594	$8,694	$482,200	$407,782	$104,294
Net realized gain (loss) on security transactions	442,136	7,688	(66,995)	(187,478)	40,616
Net realized gain distributions	608,880	—	—	—	—
Change in unrealized appreciation (depreciation)	1,157,152	(478)	213,993	(45,754)	(4,925)

Net increase (decrease) in net assets resulting from operations	2,357,762	15,904	629,198	174,550	139,985

Unit transactions:
Purchases	258,349	16,823	247,919	297,956	192,085
Net transfers	276,396	27,022	8,098	38,579	108,892
Surrenders for benefit payments and fees	(799,550)	(13,425)	(339,091)	(265,880)	(142,845)
Other transactions	25	—	—	—	—
Death benefits	(71,364)	—	(105,899)	(134,408)	(12,234)
Net loan activity	(44,481)	46	(39,767)	3,931	(89,447)
Cost of insurance and other fees	(528,612)	(14,856)	(286,938)	(314,442)	(168,764)

Net increase (decrease) in net assets resulting from unit transactions	(909,237)	15,610	(515,678)	(374,264)	(112,313)

Net increase (decrease) in net assets	1,448,525	31,514	113,520	(199,714)	27,672

Net assets:
Beginning of period	12,645,914	511,721	8,223,660	7,530,892	4,695,959
End of period	$14,094,439	$543,235	$8,337,180	$7,331,178	$4,723,631

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,663	$—	$—
Net realized gain (loss) on security transactions	93,928	297,459	16,064
Net realized gain distributions	21,601	478,004	—
Change in unrealized appreciation (depreciation)	543,681	2,477,139	525,751

Net increase (decrease) in net assets resulting from operations	665,873	3,252,602	541,815

Unit transactions:
Purchases	60,740	127,912	—
Net transfers	63,375	311,310	(131,071)
Surrenders for benefit payments and fees	(147,329)	(521,086)	(57,089)
Other transactions	—	—	26
Death benefits	(6,632)	(56,565)	(35,500)
Net loan activity	(28,034)	(17,196)	(21,179)
Cost of insurance and other fees	(101,123)	(243,053)	(57,631)

Net increase (decrease) in net assets resulting from unit transactions	(159,003)	(398,678)	(302,444)

Net increase (decrease) in net assets	506,870	2,853,924	239,371

Net assets:
Beginning of period	2,856,189	9,833,753	2,293,716
End of period	$3,363,059	$12,687,677	$2,533,087

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$28,041	$108,301	$2,104,731	$1,395,486
Net realized gain (loss) on security transactions	(47,125)	(116,994)	(107,721)	650,762	255,707
Net realized gain distributions	52,124	—	1,138,662	3,681,045	684,940
Change in unrealized appreciation (depreciation)	154,240	647,204	952,072	6,284,627	9,620,959

Net increase (decrease) in net assets resulting from operations	159,239	558,251	2,091,314	12,721,165	11,957,092

Unit transactions:
Purchases	—	—	318,773	2,417,563	1,601,600
Net transfers	(3,998)	(34,507)	33,371	(91,277)	125,216
Surrenders for benefit payments and fees	(73,010)	(112,011)	(303,693)	(2,954,703)	(1,623,561)
Other transactions	—	—	—	(162)	(46)
Death benefits	(44,712)	(19,748)	(61,760)	(1,164,853)	(670,016)
Net loan activity	(1,090)	(27,816)	(59,515)	(47,589)	(460,448)
Cost of insurance and other fees	(36,222)	(130,233)	(417,722)	(4,155,018)	(2,731,424)

Net increase (decrease) in net assets resulting from unit transactions	(159,032)	(324,315)	(490,546)	(5,996,039)	(3,758,679)

Net increase (decrease) in net assets	207	233,936	1,600,768	6,725,126	8,198,413

Net assets:
Beginning of period	1,374,427	3,869,962	12,685,138	92,929,307	71,625,291
End of period	$1,374,634	$4,103,898	$14,285,906	$99,654,433	$79,823,704

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,464,226	$738,973	$73,202	$1,324,457	$3,479,993
Net realized gain (loss) on security transactions	(495,424)	1,236,682	(267,002)	3,940,610	3,317,651
Net realized gain distributions	—	6,297,176	364,900	20,611,860	13,364,439
Change in unrealized appreciation (depreciation)	1,108,124	8,344,764	4,010,618	91,968,330	38,729,536

Net increase (decrease) in net assets resulting from operations	2,076,926	16,617,595	4,181,718	117,845,257	58,891,619

Unit transactions:
Purchases	1,793,017	1,616,752	897,580	6,445,934	5,106,805
Net transfers	1,110,270	(432,221)	514,935	(785,354)	(393,572)
Surrenders for benefit payments and fees	(1,423,320)	(2,338,686)	(1,021,721)	(9,257,838)	(6,532,471)
Other transactions	(113)	(151)	368	(1,593)	(1,215)
Death benefits	(790,448)	(1,144,214)	(553,686)	(4,648,254)	(4,159,885)
Net loan activity	(288,386)	(307,197)	(90,370)	(2,605,358)	(1,150,303)
Cost of insurance and other fees	(1,932,419)	(2,545,555)	(1,015,308)	(11,384,905)	(8,224,655)

Net increase (decrease) in net assets resulting from unit transactions	(1,531,399)	(5,151,272)	(1,268,202)	(22,237,368)	(15,355,296)

Net increase (decrease) in net assets	545,527	11,466,323	2,913,516	95,607,889	43,536,323

Net assets:
Beginning of period	42,600,597	76,143,938	26,554,354	315,988,561	233,080,793
End of period	$43,146,124	$87,610,261	$29,467,870	$411,596,450	$276,617,116

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$713,203	$459,166	$14,419	$558,475	$174,555
Net realized gain (loss) on security transactions	(387,160)	226,958	(6,361)	153,789	(40,605)
Net realized gain distributions	—	—	6,974	838,296	320,600
Change in unrealized appreciation (depreciation)	7,638,447	3,970,420	61,752	1,414,736	(46,527)

Net increase (decrease) in net assets resulting from operations	7,964,490	4,656,544	76,784	2,965,296	408,023

Unit transactions:
Purchases	2,013,316	1,228,216	—	650,362	41,175
Net transfers	(594,397)	30,080	5,470	(725,984)	(65,984)
Surrenders for benefit payments and fees	(1,107,379)	(1,146,703)	(8,700)	(607,591)	(22,483)
Other transactions	(30)	37	—	168	26
Death benefits	(821,930)	(319,582)	(34,855)	(180,898)	(48,038)
Net loan activity	(221,005)	(190,502)	(616)	76,357	(35,395)
Cost of insurance and other fees	(2,157,184)	(1,183,542)	(35,618)	(1,241,900)	(104,510)

Net increase (decrease) in net assets resulting from unit transactions	(2,888,609)	(1,581,996)	(74,319)	(2,029,486)	(235,209)

Net increase (decrease) in net assets	5,075,881	3,074,548	2,465	935,810	172,814

Net assets:
Beginning of period	51,807,308	29,936,912	634,907	29,409,920	4,610,559
End of period	$56,883,189	$33,011,460	$637,372	$30,345,730	$4,783,373

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$77,017	$148,071	$1,615,231	$163,972	$127,090
Net realized gain (loss) on security transactions	(32,815)	(7,756)	—	945,855	(40,466)
Net realized gain distributions	12,267	—	—	2,308,159	947,109
Change in unrealized appreciation (depreciation)	247,524	763,527	—	14,288,944	3,544,324

Net increase (decrease) in net assets resulting from operations	303,993	903,842	1,615,231	17,706,930	4,578,057

Unit transactions:
Purchases	68,671	146,732	4,404,832	1,445,819	887,018
Net transfers	1,332,610	1,298,621	6,637,386	(248,354)	184,031
Surrenders for benefit payments and fees	(20,000)	(85,795)	(8,023,185)	(2,315,942)	(1,101,101)
Other transactions	—	—	(113)	(133)	(29)
Death benefits	(71,392)	(92,842)	(109,247)	(633,790)	(232,717)
Net loan activity	(43)	(10,442)	110,263	(289,200)	(149,841)
Cost of insurance and other fees	(90,526)	(192,233)	(2,789,486)	(2,201,738)	(1,186,005)

Net increase (decrease) in net assets resulting from unit transactions	1,219,320	1,064,041	230,450	(4,243,338)	(1,598,644)

Net increase (decrease) in net assets	1,523,313	1,967,883	1,845,681	13,463,592	2,979,413

Net assets:
Beginning of period	1,704,520	5,379,508	33,908,393	55,738,029	31,840,129
End of period	$3,227,833	$7,347,391	$35,754,074	$69,201,621	$34,819,542

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,218	$1,897,715	$653,693	$682,161	$149,481
Net realized gain (loss) on security transactions	3,491	(252,058)	(141,467)	(449,757)	(396,677)
Net realized gain distributions	1,067	2,300,638	1,422,601	3,139,790	1,620,528
Change in unrealized appreciation (depreciation)	66,254	(913,382)	2,960,268	1,257,690	2,091,610

Net increase (decrease) in net assets resulting from operations	75,030	3,032,913	4,895,095	4,629,884	3,464,942

Unit transactions:
Purchases	—	1,167,600	1,062,315	—	730,816
Net transfers	—	(217,352)	104,248	(344,957)	99,367
Surrenders for benefit payments and fees	(6,792)	(793,931)	(801,392)	(859,025)	(893,876)
Other transactions	—	(2)	25	(27)	—
Death benefits	—	(583,328)	(337,358)	(435,886)	(456,179)
Net loan activity	(15)	(106,170)	51,316	(132,170)	(223,011)
Cost of insurance and other fees	(16,677)	(1,616,589)	(1,133,020)	(1,279,006)	(1,010,756)

Net increase (decrease) in net assets resulting from unit transactions	(23,484)	(2,149,772)	(1,053,866)	(3,051,071)	(1,753,639)

Net increase (decrease) in net assets	51,546	883,141	3,841,229	1,578,813	1,711,303

Net assets:
Beginning of period	376,784	36,711,936	24,613,607	36,517,952	28,507,730
End of period	$428,330	$37,595,077	$28,454,836	$38,096,765	$30,219,033

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$363,834	$4,885	$1,352,644	$1,719,966	$806,915
Net realized gain (loss) on security transactions	(238,414)	3,725	64,997	(1,353,281)	688,016
Net realized gain distributions	—	—	2,044,127	3,373,267	630,453
Change in unrealized appreciation (depreciation)	485,500	51,931	6,464,715	32,451,639	16,523,746

Net increase (decrease) in net assets resulting from operations	610,920	60,541	9,926,483	36,191,591	18,649,130

Unit transactions:
Purchases	224,632	—	2,481,709	4,665,895	1,828,743
Net transfers	22,569	38	(258,316)	(1,826,523)	(1,076,427)
Surrenders for benefit payments and fees	(411,666)	(1,929)	(1,794,376)	(6,329,307)	(2,874,854)
Other transactions	(26)	—	208	(225)	155
Death benefits	(124,632)	(6,668)	(1,013,671)	(2,527,893)	(1,054,916)
Net loan activity	(155,571)	(2,301)	(232,679)	(579,438)	(1,000,313)
Cost of insurance and other fees	(324,763)	(14,193)	(4,039,409)	(7,710,485)	(3,142,101)

Net increase (decrease) in net assets resulting from unit transactions	(769,457)	(25,053)	(4,856,534)	(14,307,976)	(7,319,713)

Net increase (decrease) in net assets	(158,537)	35,488	5,069,949	21,883,615	11,329,417

Net assets:
Beginning of period	7,777,620	310,029	70,156,913	188,775,316	91,938,323
End of period	$7,619,083	$345,517	$75,226,862	$210,658,931	$103,267,740

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,637,138	$525,359	$31,314	$—	$1,267,999
Net realized gain (loss) on security transactions	394,028	158,007	(976,497)	(778,654)	2,280,264
Net realized gain distributions	14,584,416	—	5,204,265	—	4,689,839
Change in unrealized appreciation (depreciation)	4,735,264	4,255,930	5,791,354	5,287,214	(1,026,382)

Net increase (decrease) in net assets resulting from operations	22,350,846	4,939,296	10,050,436	4,508,560	7,211,720

Unit transactions:
Purchases	4,099,749	1,580,132	1,613,633	683,038	2,350,736
Net transfers	(1,675,209)	(920,112)	(270,604)	76,749	(1,765,941)
Surrenders for benefit payments and fees	(4,869,906)	(1,320,216)	(1,849,559)	(947,332)	(3,332,353)
Other transactions	512	(299)	52	(174)	(235)
Death benefits	(1,956,009)	(711,451)	(1,158,784)	(676,084)	(1,432,978)
Net loan activity	(1,172,105)	(351,037)	(342,785)	(228,483)	(638,685)
Cost of insurance and other fees	(6,053,959)	(1,871,195)	(2,711,772)	(1,117,563)	(4,191,818)

Net increase (decrease) in net assets resulting from unit transactions	(11,626,927)	(3,594,178)	(4,719,819)	(2,209,849)	(9,011,274)

Net increase (decrease) in net assets	10,723,919	1,345,118	5,330,617	2,298,711	(1,799,554)

Net assets:
Beginning of period	165,472,630	43,899,286	70,478,959	28,300,939	100,907,817
End of period	$176,196,549	$45,244,404	$75,809,576	$30,599,650	$99,108,263

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,596,230	$444,776	$—	$11,798	$—
Net realized gain (loss) on security transactions	(1,047,319)	50,964	(23,281)	(59,990)	(30,744)
Net realized gain distributions	—	—	72,537	657,130	—
Change in unrealized appreciation (depreciation)	3,576,381	1,249,948	1,016,984	(187,634)	236,119

Net increase (decrease) in net assets resulting from operations	5,125,292	1,745,688	1,066,240	421,304	205,375

Unit transactions:
Purchases	3,120,248	3,616,573	114,065	95,922	89,251
Net transfers	979,603	(543,216)	259,675	(4,294)	8,723
Surrenders for benefit payments and fees	(2,684,183)	(2,649,884)	(12,959)	(267,796)	(21,546)
Other transactions	1,350	915	—	—	—
Death benefits	(1,077,650)	(795,654)	(236)	(193,783)	(9,130)
Net loan activity	(21,380)	45,496	(23,689)	31,136	18,311
Cost of insurance and other fees	(3,700,189)	(3,810,052)	(126,228)	(134,308)	(85,700)

Net increase (decrease) in net assets resulting from unit transactions	(3,382,201)	(4,135,822)	210,628	(473,123)	(91)

Net increase (decrease) in net assets	1,743,091	(2,390,134)	1,276,868	(51,819)	205,284

Net assets:
Beginning of period	76,377,672	35,807,461	2,515,707	3,375,487	3,107,941
End of period	$78,120,763	$33,417,327	$3,792,575	$3,323,668	$3,313,225

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$476,773	$6,135	$8,316	$25,935	$—
Net realized gain (loss) on security transactions	488,828	(24,209)	(12,324)	(157,138)	(47,845)
Net realized gain distributions	3,433,589	19,798	3,114	—	90,103
Change in unrealized appreciation (depreciation)	(950,136)	188,705	699,191	1,355,756	701,371

Net increase (decrease) in net assets resulting from operations	3,449,054	190,429	698,297	1,224,553	743,629

Unit transactions:
Purchases	705,345	—	110,417	—	121,165
Net transfers	(738,066)	541	(14,527)	(11,644)	11,223
Surrenders for benefit payments and fees	(456,775)	(69,196)	(153,320)	(267,626)	(174,729)
Other transactions	—	—	—	—	—
Death benefits	(299,793)	(134,292)	(8,488)	(66,665)	(24,666)
Net loan activity	(135,814)	(923)	40,526	(13,951)	726
Cost of insurance and other fees	(1,043,831)	(26,631)	(130,975)	(271,307)	(161,503)

Net increase (decrease) in net assets resulting from unit transactions	(1,968,934)	(230,501)	(156,367)	(631,193)	(227,784)

Net increase (decrease) in net assets	1,480,120	(40,072)	541,930	593,360	515,845

Net assets:
Beginning of period	30,075,846	936,948	3,951,064	8,836,936	4,685,933
End of period	$31,555,966	$896,876	$4,492,994	$9,430,296	$5,201,778

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$347,980	$97,243	$103,051	$22,497	$—
Net realized gain (loss) on security transactions	(100,590)	(1,248)	38,803	47,369	(203,193)
Net realized gain distributions	—	679,412	223,802	173,131	—
Change in unrealized appreciation (depreciation)	181,691	1,004,619	990,430	299,980	1,224,683

Net increase (decrease) in net assets resulting from operations	429,081	1,780,026	1,356,086	542,977	1,021,490

Unit transactions:
Purchases	142,369	248,053	299,712	81,249	161,200
Net transfers	61,611	(93,463)	(221,757)	192,702	(30,499)
Surrenders for benefit payments and fees	(251,180)	(210,321)	(318,225)	(152,027)	(216,706)
Other transactions	—	—	—	—	—
Death benefits	(77,936)	(287,905)	(25,448)	(315,901)	(28,682)
Net loan activity	(12,023)	(17,752)	(16,143)	15,277	(21,056)
Cost of insurance and other fees	(200,233)	(373,351)	(386,029)	(172,426)	(260,421)

Net increase (decrease) in net assets resulting from unit transactions	(337,392)	(734,739)	(667,890)	(351,126)	(396,164)

Net increase (decrease) in net assets	91,689	1,045,287	688,196	191,851	625,326

Net assets:
Beginning of period	6,829,020	11,468,346	10,719,282	2,998,393	7,306,555
End of period	$6,920,709	$12,513,633	$11,407,478	$3,190,244	$7,931,881

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$287,009	$516,282	$221,293	$—	$—
Net realized gain (loss) on security transactions	(188,376)	29,693	125,987	(50,242)	(30,154)
Net realized gain distributions	—	1,075,266	930,156	—	1,350,032
Change in unrealized appreciation (depreciation)	546,610	936,176	(238,580)	829,767	1,973,923

Net increase (decrease) in net assets resulting from operations	645,243	2,557,417	1,038,856	779,525	3,293,801

Unit transactions:
Purchases	263,415	790,697	247,208	—	335,002
Net transfers	514,339	31,751	34,354	(167,000)	261,184
Surrenders for benefit payments and fees	(542,925)	(1,324,789)	(388,967)	(67,742)	(485,748)
Other transactions	26	—	(26)	—	—
Death benefits	(345,952)	(138,149)	(223,222)	—	(95,674)
Net loan activity	(19,848)	(80,731)	48,043	(7,954)	(107,100)
Cost of insurance and other fees	(446,499)	(1,061,523)	(407,684)	(84,658)	(413,683)

Net increase (decrease) in net assets resulting from unit transactions	(577,444)	(1,782,744)	(690,294)	(327,354)	(506,019)

Net increase (decrease) in net assets	67,799	774,673	348,562	452,171	2,787,782

Net assets:
Beginning of period	9,289,485	25,693,280	13,795,047	2,382,970	9,796,918
End of period	$9,357,284	$26,467,953	$14,143,609	$2,835,141	$12,584,700

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,312	$29,388	$—	$4,409	$231,181
Net realized gain (loss) on security transactions	(52,178)	3,301	(28,431)	(7,332)	93,744
Net realized gain distributions	204,345	—	—	—	582,518
Change in unrealized appreciation (depreciation)	426,814	483,283	1,155,155	6,165	650,628

Net increase (decrease) in net assets resulting from operations	593,293	515,972	1,126,724	3,242	1,558,071

Unit transactions:
Purchases	77,725	61,461	—	—	—
Net transfers	(13,177)	68,535	(163,179)	—	(2,124)
Surrenders for benefit payments and fees	(105,493)	(36,082)	(121,060)	(6,826)	(170,807)
Other transactions	—	—	—	—	—
Death benefits	(2,563)	(29,707)	(21,925)	—	(18,696)
Net loan activity	(21,688)	(12,866)	(52,746)	(470)	(27,246)
Cost of insurance and other fees	(98,029)	(78,905)	(151,765)	(2,578)	(430,015)

Net increase (decrease) in net assets resulting from unit transactions	(163,225)	(27,564)	(510,675)	(9,874)	(648,888)

Net increase (decrease) in net assets	430,068	488,408	616,049	(6,632)	909,183

Net assets:
Beginning of period	2,677,128	2,883,625	5,110,880	75,600	10,205,577
End of period	$3,107,196	$3,372,033	$5,726,929	$68,968	$11,114,760

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,594	$31,215	$4,946	$259,914	$235,553
Net realized gain (loss) on security transactions	(723)	(39,892)	12,513	(140,130)	(217,040)
Net realized gain distributions	—	—	71,381	—	—
Change in unrealized appreciation (depreciation)	38,013	609,965	(4,340)	438,142	166,831

Net increase (decrease) in net assets resulting from operations	41,884	601,288	84,500	557,926	185,344

Unit transactions:
Purchases	—	114,850	—	141,812	142,947
Net transfers	—	85,815	40	89,783	94,772
Surrenders for benefit payments and fees	(248)	(29,514)	(18,127)	(150,971)	(285,261)
Other transactions	—	—	—	—	—
Death benefits	—	(16,950)	(17,406)	(77,475)	(97,026)
Net loan activity	—	(15,046)	(23,830)	(28,985)	(34,850)
Cost of insurance and other fees	(8,623)	(196,294)	(30,809)	(227,132)	(227,706)

Net increase (decrease) in net assets resulting from unit transactions	(8,871)	(57,139)	(90,132)	(252,968)	(407,124)

Net increase (decrease) in net assets	33,013	544,149	(5,632)	304,958	(221,780)

Net assets:
Beginning of period	240,225	3,112,784	993,620	4,691,676	4,057,650
End of period	$273,238	$3,656,933	$987,988	$4,996,634	$3,835,870

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$23,263	$733	$4,968	$5,961	$1,176
Net realized gain (loss) on security transactions	(85,767)	(8)	(2,223)	3,756	—
Net realized gain distributions	—	—	—	69,752	—
Change in unrealized appreciation (depreciation)	1,520,451	10,082	49,078	112,585	—

Net increase (decrease) in net assets resulting from operations	1,457,947	10,807	51,823	192,054	1,176

Unit transactions:
Purchases	384,015	—	—	—	—
Net transfers	(380,637)	—	—	(1,437)	—
Surrenders for benefit payments and fees	(325,704)	(1,591)	(1,026)	(13,722)	—
Other transactions	—	—	—	—	—
Death benefits	(47,916)	—	—	(18,459)	—
Net loan activity	(22,076)	(18)	(1,733)	(14)	—
Cost of insurance and other fees	(569,960)	(3,827)	(13,999)	(20,519)	(872)

Net increase (decrease) in net assets resulting from unit transactions	(962,278)	(5,436)	(16,758)	(54,151)	(872)

Net increase (decrease) in net assets	495,669	5,371	35,065	137,903	304

Net assets:
Beginning of period	8,234,103	93,351	278,536	710,052	25,514
End of period	$8,729,772	$98,722	$313,601	$847,955	$25,818

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$83,405	$10,813	$51,925	$—	$320,811
Net realized gain (loss) on security transactions	118,714	(190,431)	(13,029)	(319,100)	(171,257)
Net realized gain distributions	341,447	832,582	—	—	—
Change in unrealized appreciation (depreciation)	2,116,551	882,228	267,377	550,681	1,678,411

Net increase (decrease) in net assets resulting from operations	2,660,117	1,535,192	306,273	231,581	1,827,965

Unit transactions:
Purchases	261,235	246,793	—	362,424	55
Net transfers	(252,575)	97,518	(50,689)	174,948	(103,534)
Surrenders for benefit payments and fees	(266,597)	(280,564)	(55,937)	(453,483)	(283,046)
Other transactions	—	(51)	—	2	—
Death benefits	(38,993)	(27,620)	(1,123)	(117,708)	(118,683)
Net loan activity	(102,770)	(23,577)	(4,464)	20,222	(80,036)
Cost of insurance and other fees	(522,806)	(286,621)	(40,447)	(468,686)	(369,787)

Net increase (decrease) in net assets resulting from unit transactions	(922,506)	(274,122)	(152,660)	(482,281)	(955,031)

Net increase (decrease) in net assets	1,737,611	1,261,070	153,613	(250,700)	872,934

Net assets:
Beginning of period	10,548,608	6,543,055	1,556,184	8,872,524	9,144,158
End of period	$12,286,219	$7,804,125	$1,709,797	$8,621,824	$10,017,092

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$1,036,220	$151,411	$124,960
Net realized gain (loss) on security transactions	(753,303)	319,464	535,958	29,177	(30,773)
Net realized gain distributions	—	276,364	3,040,169	259,820	—
Change in unrealized appreciation (depreciation)	1,932,587	7,087,131	12,836,572	417,448	3,683

Net increase (decrease) in net assets resulting from operations	1,179,284	7,682,959	17,448,919	857,856	97,870

Unit transactions:
Purchases	150,852	528,566	1,595,130	258,377	52,024
Net transfers	(99,467)	270,557	1,215,595	(29,111)	(184)
Surrenders for benefit payments and fees	(79,985)	(489,226)	(1,380,781)	(334,674)	(17,885)
Other transactions	—	—	111	—	—
Death benefits	(4,790)	(255,154)	(554,864)	(151,190)	(20,994)
Net loan activity	19,106	(112,383)	(402,029)	(24,607)	(14,253)
Cost of insurance and other fees	(188,160)	(1,139,143)	(2,870,130)	(298,642)	(63,362)

Net increase (decrease) in net assets resulting from unit transactions	(202,444)	(1,196,783)	(2,396,968)	(579,847)	(64,654)

Net increase (decrease) in net assets	976,840	6,486,176	15,051,951	278,009	33,216

Net assets:
Beginning of period	2,783,150	17,734,111	67,534,599	8,646,080	2,094,288
End of period	$3,759,990	$24,220,287	$82,586,550	$8,924,089	$2,127,504

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$238,472	$3,104	$411,759	$421,231	$1,505
Net realized gain (loss) on security transactions	189,447	(574)	(222,428)	(191,994)	(1,560)
Net realized gain distributions	668,477	—	—	—	—
Change in unrealized appreciation (depreciation)	642,071	77,750	728,041	109,840	727,005

Net increase (decrease) in net assets resulting from operations	1,738,467	80,280	917,372	339,077	726,950

Unit transactions:
Purchases	283,711	15,064	273,094	318,074	190,759
Net transfers	90,888	20,233	17,475	119,423	153,655
Surrenders for benefit payments and fees	(450,404)	(141)	(407,600)	(207,985)	(102,681)
Other transactions	—	—	—	25	—
Death benefits	(76,719)	—	(108,749)	(43,614)	(44,960)
Net loan activity	(61,813)	10,368	(19,126)	(95,925)	(18,243)
Cost of insurance and other fees	(515,960)	(15,461)	(307,187)	(322,233)	(176,393)

Net increase (decrease) in net assets resulting from unit transactions	(730,297)	30,063	(552,093)	(232,235)	2,137

Net increase (decrease) in net assets	1,008,170	110,343	365,279	106,842	729,087

Net assets:
Beginning of period	11,637,744	401,378	7,858,381	7,424,050	3,966,872
End of period	$12,645,914	$511,721	$8,223,660	$7,530,892	$4,695,959

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$13,635	$—	$—
Net realized gain (loss) on security transactions	(1,321)	43,651	(61,395)
Net realized gain distributions	83,580	107,946	—
Change in unrealized appreciation (depreciation)	523,986	2,781,065	336,052

Net increase (decrease) in net assets resulting from operations	619,880	2,932,662	274,657

Unit transactions:
Purchases	64,550	125,874	—
Net transfers	(132,659)	706,607	(158,301)
Surrenders for benefit payments and fees	(124,887)	(310,389)	(31,774)
Other transactions	—	25	—
Death benefits	—	(6,385)	(1,675)
Net loan activity	(48,852)	(49,717)	(12,063)
Cost of insurance and other fees	(91,158)	(185,619)	(59,500)

Net increase (decrease) in net assets resulting from unit transactions	(333,006)	280,396	(263,313)

Net increase (decrease) in net assets	286,874	3,213,058	11,344

Net assets:
Beginning of period	2,569,315	6,620,695	2,282,372
End of period	$2,856,189	$9,833,753	$2,293,716

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account VL I (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2024, the Account was comprised of the following Sub-Accounts:

AB VPS Sustainable International Thematic Portfolio (Class B)(liquidated April 15, 2024)
AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B)
American Funds IS® Asset Allocation Fund (Class 2)
American Funds IS® Washington Mutual Investors Fund (Class 2)
American Funds IS® The Bond Fund of America® (Class 2)
American Funds IS® Global Growth Fund (Class 2)
American Funds IS® Global Small Capitalization Fund (Class 2)
American Funds IS® Growth Fund (Class 2)
American Funds IS® Growth-Income Fund (Class 2)
American Funds IS® International Fund (Class 2)
American Funds IS® New World Fund® (Class 2)
Fidelity® VIP Asset Manager Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)

SA-75

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series II)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Value Series (Initial Class)
Invesco V.I. Capital Appreciation Fund (Series II)
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Discovery Portfolio (Class II)
Putnam VT Large Cap Growth Fund (Class IA)

SA-76

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Large Cap Growth Fund (Class IB)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2024.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not

SA-77

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2020 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

SA-78

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):
In this reporting period, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Account’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3.    Administration of the Account and Related Charges

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual fee of $30 or a maximum of $10 plus $0.03 per $1,000 of basic face amount, or $15 plus $0.05 per $1,000 of supplemental face amount at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

SA-79

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

Rider Name	Increment	$ or %
Enhanced No Lapse Guarantee Rider	monthly, per $1,000 face amount	$0.10*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.33*
Death Benefit Guarantee Charge	monthly, per $1,000 face amount	$0.06*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.199*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.183*
Child Insurance Rider	monthly, per $1,000 of benefit	$0.50
Accelerated Death Benefit Rider	one time charge when benefit exercised	$300.00
Lifetime No Lapse Guarantee Rider	monthly, per $1,000 of the face amount	$0.06*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.953*
Waiver of Scheduled Premium Option Rider	each time waived	11.00%
Estate Protection Rider	monthly, per $1,000 of the face amount	$0.7437*
Guaranteed Withdrawal Benefit	monthly, account value invested in the Eligible Investment Choices	0.0625%
Last Survivor Yearly Renewable Term	monthly, per $1,000 of the net amount at risk	$2.3245*
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the net amount at risk	$19.34304*
Policy Continuation Rider	one time charge when benefit exercised	7.00%

* Maximum charge

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $54.17 per month. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There were no transactions with related parties during the period ended December 31, 2024.

4.      Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Sustainable International Thematic Portfolio (Class B)	$—	$1,363,803
AB VPS International Value Portfolio (Class B)	—	330,093
AB VPS Discovery Value Portfolio (Class B)	143,458	1,193,803
American Funds IS® Asset Allocation Fund (Class 2)	1,937,768	7,996,501
American Funds IS® Washington Mutual Investors Fund (Class 2)	644,154	6,392,696
American Funds IS® The Bond Fund of America® (Class 2)	1,597,395	2,636,897
American Funds IS® Global Growth Fund (Class 2)	154,668	6,942,604
American Funds IS® Global Small Capitalization Fund (Class 2)	353,860	1,929,232
American Funds IS® Growth Fund (Class 2)	229,028	38,446,891
American Funds IS® Growth-Income Fund (Class 2)	776,472	23,293,457
American Funds IS® International Fund (Class 2)	720,568	3,724,141
American Funds IS® New World Fund® (Class 2)	433,420	2,667,848

SA-80

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost		Proceeds from Sales
Fidelity® VIP Asset Manager Portfolio (Initial Class)	$—		$42,598
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	327,505		2,425,677
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	144,841		276,804
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	241,260		1,645,600
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	233,468		1,417,036
Fidelity® VIP Government Money Market Portfolio (Service Class)	14,527,763		11,323,401
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	2,258,349		6,162,598
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	674,096		2,893,003
Fidelity® VIP Overseas Portfolio (Initial Class)	—		25,983
Franklin Income VIP Fund (Class 2)	376,251		2,926,177
Franklin Mutual Global Discovery VIP Fund (Class 2)	204,239		2,421,711
Franklin Mutual Shares VIP Fund (Class 2)	2,618		3,271,138
Franklin Small Cap Value VIP Fund (Class 2)	372,212		2,419,726
Franklin Strategic Income VIP Fund (Class 1)	195,803		601,206
Putnam VT George Putnam Balanced Fund (Class IA)	—		23,917
Hartford Balanced HLS Fund (Class IA)	897,564		5,890,634
Hartford Capital Appreciation HLS Fund (Class IA)	623,915		20,878,362
Hartford Disciplined Equity HLS Fund (Class IA)	664,364		8,592,427
Hartford Dividend and Growth HLS Fund (Class IA)	851,165		15,116,192
Hartford International Opportunities HLS Fund (Class IA)	510,003		3,502,047
Hartford MidCap HLS Fund (Class IA)	448,721		6,489,364
Hartford Small Company HLS Fund (Class IA)	172,571		2,584,707
Hartford Stock HLS Fund (Class IA)	327,486		9,282,628
Hartford Total Return Bond HLS Fund (Class IA)	1,689,326		4,523,711
Hartford Ultrashort Bond HLS Fund (Class IA)	2,685,894		5,193,985
Invesco V.I. American Franchise Fund (Series I)	687,119		740,189
Invesco V.I. American Value Fund (Series II)	508,248		600,060
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	129,219		257,032
Invesco V.I. Comstock Fund (Series II)	470,469		4,029,372
Invesco V.I. Core Equity Fund (Series I)	—		255,905
Invesco V.I. EQV International Equity Fund (Series I)	96,121		385,757
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	(1)	950,309
Invesco V.I. Small Cap Equity Fund (Series I)	455,289		441,329
Lord Abbett Bond Debenture Portfolio (Class VC)	747,913		589,032
Lord Abbett Dividend Growth Portfolio (Class VC)	359,436		1,331,879
Lord Abbett Growth and Income Portfolio (Class VC)	185,376		1,563,389
MFS® Investors Trust Series (Initial Class)	51,215		669,795
MFS® New Discovery Series (Initial Class)	86,385		786,073
MFS® Total Return Bond Series (Initial Class)	460,035		1,152,917
MFS® Total Return Series (Initial Class)	147,342		2,318,506
MFS® Value Series (Initial Class)	186,294		1,162,948
Invesco V.I. Capital Appreciation Fund (Series II)	—		243,137
Invesco V.I. Global Fund (Series II)	212,010		1,380,924
Invesco V.I. Main Street Fund® (Series II)	39,273		474,769

SA-81

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost		Proceeds from Sales
Invesco V.I. Main Street Small Cap Fund® (Series II)	$312,524		163,529
Putnam VT Small Cap Growth Fund (Class IB)	—		483,650
Putnam VT Diversified Income Fund (Class IA)	17,854		37,831
Putnam VT Large Cap Value Fund (Class IA)	49,772		926,999
Putnam VT Global Asset Allocation Fund (Class IA)	—		10,645
Putnam VT Focused International Equity Fund (Class IA)	44,386		326,321
Putnam VT Global Health Care Fund (Class IA)	30		80,788
Putnam VT High Yield Fund (Class IA)	386,923		326,637
Putnam VT Income Fund (Class IA)	90,877		309,993
Putnam VT International Equity Fund (Class IA)	326,956		854,617
Putnam VT Emerging Markets Equity Fund (Class IA)	—		8,380
Putnam VT International Value Fund (Class IA)	—		40,883
Putnam VT Core Equity Fund (Class IA)	—		27,218
Putnam VT Government Money Market Fund (Class IA)	—		859
Putnam VT Sustainable Leaders Fund (Class IA)	52,314		1,384,398
Putnam VT Small Cap Value Fund (Class IB)	94,871		923,761
Templeton Foreign VIP Fund (Class 2)	—		157,018
Templeton Global Bond VIP Fund (Class 2)	249,993		738,498
Templeton Growth VIP Fund (Class 2)	—	(1)	1,010,669
Morgan Stanley VIF Discovery Portfolio (Class II)	352,202		1,345,651
Putnam VT Large Cap Growth Fund (Class IA)	934,279		2,792,244
BlackRock S&P 500 Index V.I. Fund (Class I)	4,843,557		7,511,174
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	146,489		613,380
Putnam VT Diversified Income Fund (Class IB)	27,481		148,399
Putnam VT Large Cap Value Fund (Class IB)	815,924		1,725,160
Putnam VT Focused International Equity Fund (Class IB)	111,510		95,899
Putnam VT High Yield Fund (Class IB)	136,218		651,897
Putnam VT Income Fund (Class IB)	179,375		553,639
Putnam VT International Equity Fund (Class IB)	334,362		446,675
Putnam VT Sustainable Leaders Fund (Class IB)	229,516		388,519
Putnam VT Large Cap Growth Fund (Class IB)	741,064		1,139,742
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—		302,444

(1) Amount is less than $1 dollar.

SA-82

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Sustainable International Thematic Portfolio (Class B)	—	92,962	(92,962)
AB VPS International Value Portfolio (Class B)	—	27,369	(27,369)
AB VPS Discovery Value Portfolio (Class B)	3,445	27,834	(24,389)
American Funds IS® Asset Allocation Fund (Class 2)	37,574	159,652	(122,078)
American Funds IS® Washington Mutual Investors Fund (Class 2)	9,850	98,803	(88,953)
American Funds IS® The Bond Fund of America® (Class 2)	88,809	145,790	(56,981)
American Funds IS® Global Growth Fund (Class 2)	22,989	1,024,133	(1,001,144)
American Funds IS® Global Small Capitalization Fund (Class 2)	71,262	390,526	(319,264)
American Funds IS® Growth Fund (Class 2)	28,759	4,765,662	(4,736,903)
American Funds IS® Growth-Income Fund (Class 2)	111,720	3,348,001	(3,236,281)
American Funds IS® International Fund (Class 2)	16,918	87,745	(70,827)
American Funds IS® New World Fund® (Class 2)	7,168	44,345	(37,177)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	6,793	(6,793)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	28,632	225,616	(196,984)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	6,446	12,687	(6,241)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	9,496	67,481	(57,985)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	8,530	50,096	(41,566)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,273,790	989,886	283,904
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	34,209	91,004	(56,795)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	13,346	59,362	(46,016)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	4,688	(4,688)
Franklin Income VIP Fund (Class 2)	13,354	103,719	(90,365)
Franklin Mutual Global Discovery VIP Fund (Class 2)	6,145	73,157	(67,012)
Franklin Mutual Shares VIP Fund (Class 2)	70	81,543	(81,473)
Franklin Small Cap Value VIP Fund (Class 2)	5,348	36,194	(30,846)
Franklin Strategic Income VIP Fund (Class 1)	10,562	32,124	(21,562)
Putnam VT George Putnam Balanced Fund (Class IA)	—	529	(529)
Hartford Balanced HLS Fund (Class IA)	84,800	557,755	(472,955)
Hartford Capital Appreciation HLS Fund (Class IA)	21,442	737,874	(716,432)
Hartford Disciplined Equity HLS Fund (Class IA)	74,926	1,008,973	(934,047)
Hartford Dividend and Growth HLS Fund (Class IA)	44,248	794,740	(750,492)
Hartford International Opportunities HLS Fund (Class IA)	73,843	514,414	(440,571)
Hartford MidCap HLS Fund (Class IA)	27,915	396,617	(368,702)
Hartford Small Company HLS Fund (Class IA)	19,318	287,098	(267,780)
Hartford Stock HLS Fund (Class IA)	20,084	557,224	(537,140)
Hartford Total Return Bond HLS Fund (Class IA)	409,014	1,102,923	(693,909)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,276,680	2,459,025	(1,182,345)
Invesco V.I. American Franchise Fund (Series I)	13,552	14,804	(1,252)
Invesco V.I. American Value Fund (Series II)	12,796	15,249	(2,453)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	6,697	13,384	(6,687)
Invesco V.I. Comstock Fund (Series II)	11,288	89,942	(78,654)
Invesco V.I. Core Equity Fund (Series I)	—	4,448	(4,448)

SA-83

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued		Units Redeemed	Net Increase (Decrease)
Invesco V.I. EQV International Equity Fund (Series I)	4,690		19,302	(14,612)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—		18,635	(18,635)
Invesco V.I. Small Cap Equity Fund (Series I)	9,741		10,133	(392)
Lord Abbett Bond Debenture Portfolio (Class VC)	31,565		24,911	6,654
Lord Abbett Dividend Growth Portfolio (Class VC)	6,350		24,554	(18,204)
Lord Abbett Growth and Income Portfolio (Class VC)	4,828		40,968	(36,140)
MFS® Investors Trust Series (Initial Class)	913		11,465	(10,552)
MFS® New Discovery Series (Initial Class)	1,234		10,798	(9,564)
MFS® Total Return Bond Series (Initial Class)	25,472		63,888	(38,416)
MFS® Total Return Series (Initial Class)	3,806		59,465	(55,659)
MFS® Value Series (Initial Class)	4,865		29,923	(25,058)
Invesco V.I. Capital Appreciation Fund (Series II)	—		4,290	(4,290)
Invesco V.I. Global Fund (Series II)	4,947		31,402	(26,455)
Invesco V.I. Main Street Fund® (Series II)	788		9,685	(8,897)
Invesco V.I. Main Street Small Cap Fund® (Series II)	6,814		3,620	3,194
Putnam VT Small Cap Growth Fund (Class IB)	—		6,528	(6,528)
Putnam VT Diversified Income Fund (Class IA)	468		993	(525)
Putnam VT Large Cap Value Fund (Class IA)	586		11,594	(11,008)
Putnam VT Global Asset Allocation Fund (Class IA)	—		122	(122)
Putnam VT Focused International Equity Fund (Class IA)	611		4,535	(3,924)
Putnam VT Global Health Care Fund (Class IA)	—		1,009	(1,009)
Putnam VT High Yield Fund (Class IA)	6,066		5,077	989
Putnam VT Income Fund (Class IA)	2,281		7,790	(5,509)
Putnam VT International Equity Fund (Class IA)	9,545		24,836	(15,291)
Putnam VT Emerging Markets Equity Fund (Class IA)	—		280	(280)
Putnam VT International Value Fund (Class IA)	—		1,238	(1,238)
Putnam VT Core Equity Fund (Class IA)	—		441	(441)
Putnam VT Government Money Market Fund (Class IA)	1		422	(421)
Putnam VT Sustainable Leaders Fund (Class IA)	349		9,035	(8,686)
Putnam VT Small Cap Value Fund (Class IB)	2,663		25,929	(23,266)
Templeton Foreign VIP Fund (Class 2)	—		5,991	(5,991)
Templeton Global Bond VIP Fund (Class 2)	15,177		45,407	(30,230)
Templeton Growth VIP Fund (Class 2)	—	(1)	48,880	(48,880)
Morgan Stanley VIF Discovery Portfolio (Class II)	8,008		33,820	(25,812)
Putnam VT Large Cap Growth Fund (Class IA)	24,388		69,394	(45,006)
BlackRock S&P 500 Index V.I. Fund (Class I)	211,636		332,339	(120,703)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	3,732		15,422	(11,690)
Putnam VT Diversified Income Fund (Class IB)	1,598		8,595	(6,997)
Putnam VT Large Cap Value Fund (Class IB)	10,412		22,157	(11,745)
Putnam VT Focused International Equity Fund (Class IB)	2,666		2,305	361
Putnam VT High Yield Fund (Class IB)	4,016		19,177	(15,161)
Putnam VT Income Fund (Class IB)	9,082		27,761	(18,679)
Putnam VT International Equity Fund (Class IB)	10,329		13,878	(3,549)
Putnam VT Sustainable Leaders Fund (Class IB)	2,599		4,193	(1,594)

SA-84

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Large Cap Growth Fund (Class IB)	18,886	28,540	(9,654)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	2	18,777	(18,775)

(1) Amount is less than 1 unit.

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued		Units Redeemed	Net Increase (Decrease)
AB VPS Sustainable International Thematic Portfolio (Class B)	387		11,854	(11,467)
AB VPS International Value Portfolio (Class B)	—	(1)	29,500	(29,500)
AB VPS Discovery Value Portfolio (Class B)	12,848		26,068	(13,220)
American Funds IS® Asset Allocation Fund (Class 2)	10,308		152,249	(141,941)
American Funds IS® Washington Mutual Investors Fund (Class 2)	7,906		80,508	(72,602)
American Funds IS® The Bond Fund of America® (Class 2)	66,343		155,347	(89,004)
American Funds IS® Global Growth Fund (Class 2)	79,448		1,027,471	(948,023)
American Funds IS® Global Small Capitalization Fund (Class 2)	105,607		389,099	(283,492)
American Funds IS® Growth Fund (Class 2)	77,224		3,845,286	(3,768,062)
American Funds IS® Growth-Income Fund (Class 2)	221,057		3,097,538	(2,876,481)
American Funds IS® International Fund (Class 2)	15,803		94,461	(78,658)
American Funds IS® New World Fund® (Class 2)	11,194		41,417	(30,223)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—		13,452	(13,452)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	34,368		254,947	(220,579)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	1,227		13,022	(11,795)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	68,773		12,068	56,705
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	60,027		14,668	45,359
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,079,986		1,060,094	19,892
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	16,190		107,243	(91,053)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	20,690		59,906	(39,216)
Fidelity® VIP Overseas Portfolio (Initial Class)	—		5,096	(5,096)
Franklin Income VIP Fund (Class 2)	18,165		101,664	(83,499)
Franklin Mutual Global Discovery VIP Fund (Class 2)	35,619		72,161	(36,542)
Franklin Mutual Shares VIP Fund (Class 2)	—		88,721	(88,721)
Franklin Small Cap Value VIP Fund (Class 2)	4,656		34,868	(30,212)
Franklin Strategic Income VIP Fund (Class 1)	12,778		57,088	(44,310)
Putnam VT George Putnam Balanced Fund (Class IA)	—		668	(668)
Hartford Balanced HLS Fund (Class IA)	53,010		593,764	(540,754)
Hartford Capital Appreciation HLS Fund (Class IA)	36,554		669,494	(632,940)
Hartford Disciplined Equity HLS Fund (Class IA)	35,816		1,144,706	(1,108,890)
Hartford Dividend and Growth HLS Fund (Class IA)	67,502		797,788	(730,286)
Hartford International Opportunities HLS Fund (Class IA)	87,175		689,249	(602,074)
Hartford MidCap HLS Fund (Class IA)	43,767		373,569	(329,802)
Hartford Small Company HLS Fund (Class IA)	44,721		338,895	(294,174)
Hartford Stock HLS Fund (Class IA)	37,715		654,215	(616,500)

SA-85

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued		Units Redeemed	Net Increase (Decrease)
Hartford Total Return Bond HLS Fund (Class IA)	365,277		1,253,308	(888,031)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,259,125		3,342,071	(2,082,946)
Invesco V.I. American Franchise Fund (Series I)	9,821		3,973	5,848
Invesco V.I. American Value Fund (Series II)	4,558		21,625	(17,067)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	6,081		6,129	(48)
Invesco V.I. Comstock Fund (Series II)	12,441		65,539	(53,098)
Invesco V.I. Core Equity Fund (Series I)	—		5,396	(5,396)
Invesco V.I. EQV International Equity Fund (Series I)	15,906		24,913	(9,007)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	(1)	14,782	(14,782)
Invesco V.I. Small Cap Equity Fund (Series I)	3,513		9,957	(6,444)
Lord Abbett Bond Debenture Portfolio (Class VC)	15,804		31,418	(15,614)
Lord Abbett Dividend Growth Portfolio (Class VC)	4,374		22,016	(17,642)
Lord Abbett Growth and Income Portfolio (Class VC)	7,500		28,899	(21,399)
MFS® Investors Trust Series (Initial Class)	1,962		9,470	(7,508)
MFS® New Discovery Series (Initial Class)	930		7,163	(6,233)
MFS® Total Return Bond Series (Initial Class)	42,858		77,739	(34,881)
MFS® Total Return Series (Initial Class)	8,044		59,786	(51,742)
MFS® Value Series (Initial Class)	10,922		31,638	(20,716)
Invesco V.I. Capital Appreciation Fund (Series II)	—		8,285	(8,285)
Invesco V.I. Global Fund (Series II)	9,786		24,584	(14,798)
Invesco V.I. Main Street Fund® (Series II)	467		4,619	(4,152)
Invesco V.I. Main Street Small Cap Fund® (Series II)	10,691		11,287	(596)
Putnam VT Small Cap Growth Fund (Class IB)	136		9,196	(9,060)
Putnam VT Diversified Income Fund (Class IA)	—		288	(288)
Putnam VT Large Cap Value Fund (Class IA)	245		10,616	(10,371)
Putnam VT Global Asset Allocation Fund (Class IA)	—		122	(122)
Putnam VT Focused International Equity Fund (Class IA)	1,878		2,813	(935)
Putnam VT Global Health Care Fund (Class IA)	—		1,375	(1,375)
Putnam VT High Yield Fund (Class IA)	3,253		7,637	(4,384)
Putnam VT Income Fund (Class IA)	4,773		15,553	(10,780)
Putnam VT International Equity Fund (Class IA)	7,609		39,991	(32,382)
Putnam VT Emerging Markets Equity Fund (Class IA)	—		216	(216)
Putnam VT International Value Fund (Class IA)	—		572	(572)
Putnam VT Core Equity Fund (Class IA)	—		1,191	(1,191)
Putnam VT Government Money Market Fund (Class IA)	—		449	(449)
Putnam VT Sustainable Leaders Fund (Class IA)	931		9,047	(8,116)
Putnam VT Small Cap Value Fund (Class IB)	17,314		25,850	(8,536)
Templeton Foreign VIP Fund (Class 2)	81		6,622	(6,541)
Templeton Global Bond VIP Fund (Class 2)	26,565		55,977	(29,412)
Templeton Growth VIP Fund (Class 2)	—		53,275	(53,275)
Morgan Stanley VIF Discovery Portfolio (Class II)	6,055		12,656	(6,601)
Putnam VT Large Cap Growth Fund (Class IA)	21,906		65,738	(43,832)
BlackRock S&P 500 Index V.I. Fund (Class I)	148,156		284,890	(136,734)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	6,219		23,408	(17,189)

SA-86

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Diversified Income Fund (Class IB)	1,823	5,836	(4,013)
Putnam VT Large Cap Value Fund (Class IB)	8,336	20,067	(11,731)
Putnam VT Focused International Equity Fund (Class IB)	1,408	565	843
Putnam VT High Yield Fund (Class IB)	25,313	43,367	(18,054)
Putnam VT Income Fund (Class IB)	16,692	29,030	(12,338)
Putnam VT International Equity Fund (Class IB)	20,502	20,667	(165)
Putnam VT Sustainable Leaders Fund (Class IB)	1,014	6,010	(4,996)
Putnam VT Large Cap Growth Fund (Class IB)	33,205	25,182	8,023
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	21,289	(21,289)
(1) Amount is less than 1 unit.

6. Financial Highlights:

The following is a summary of units outstanding, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-87

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Sustainable International Thematic Portfolio (Class B)(liquidated April 15, 2024)
2024	—	$14.65	to	$14.65	$—	—%	to	—%	—%	to	—%	(0.92)%	to	(0.92)%
2023	92,962	14.79	to	14.79	1,374,634	—	to	—	—	to	—	12.35	to	12.35
2022	104,429	13.16	to	13.16	1,374,427	—	to	—	—	to	—	(27.81)	to	(27.81)
2021	110,351	18.23	to	18.23	2,011,743	—	to	—	—	to	—	8.01	to	8.01
2020	128,117	16.88	to	16.88	2,162,469	—	to	—	1.11	to	1.11	29.60	to	29.60

AB VPS International Value Portfolio (Class B)
2024	328,685	$12.08	to	$12.08	$3,970,654	—%	to	—%	2.29%	to	2.29%	4.81%	to	4.81%
2023	356,054	11.53	to	11.53	4,103,898	—	to	—	0.69	to	0.69	14.83	to	14.83
2022	385,554	10.04	to	10.04	3,869,962	—	to	—	4.07	to	4.07	(13.79)	to	(13.79)
2021	429,549	11.64	to	11.64	5,001,508	—	to	—	1.67	to	1.67	10.85	to	10.85
2020	462,066	10.50	to	10.50	4,853,341	—	to	—	1.51	to	1.51	2.21	to	2.21

AB VPS Discovery Value Portfolio (Class B)
2024	326,502	44.67	to	44.67	14,584,692	—	to	—	0.64	to	0.64	9.72	to	9.72
2023	350,891	40.71	to	40.71	14,285,906	—	to	—	0.82	to	0.82	16.86	to	16.86
2022	364,111	34.84	to	34.84	12,685,138	—	to	—	0.82	to	0.82	(15.82)	to	(15.82)
2021	378,026	41.38	to	41.38	15,644,499	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	371,766	30.52	to	30.52	11,345,852	—	to	—	0.80	to	0.80	3.05	to	3.05

American Funds IS® Asset Allocation Fund (Class 2)
2024	2,042,493	53.61	to	53.61	109,490,929	—	to	—	2.18	to	2.18	16.44	to	16.44
2023	2,164,571	46.04	to	46.04	99,654,433	—	to	—	2.23	to	2.23	14.27	to	14.27
2022	2,306,512	40.29	to	40.29	92,929,307	—	to	—	1.89	to	1.89	(13.40)	to	(13.40)
2021	2,452,757	46.53	to	46.53	114,118,258	—	to	—	1.53	to	1.53	15.10	to	15.10
2020	2,616,497	40.42	to	40.42	105,765,200	—	to	—	1.65	to	1.65	12.46	to	12.46

American Funds IS® Washington Mutual Investors Fund (Class 2)
2024	1,296,538	68.64	to	68.64	88,999,303	—	to	—	1.60	to	1.60	19.14	to	19.14
2023	1,385,491	57.61	to	57.61	79,823,704	—	to	—	1.89	to	1.89	17.29	to	17.29
2022	1,458,093	49.12	to	49.12	71,625,291	—	to	—	1.91	to	1.91	(8.45)	to	(8.45)
2021	1,545,923	53.66	to	53.66	82,951,519	—	to	—	1.45	to	1.45	27.78	to	27.78
2020	1,629,684	41.99	to	41.99	68,434,870	—	to	—	1.75	to	1.75	8.68	to	8.68

American Funds IS® The Bond Fund of America® (Class 2)
2024	2,354,520	18.10	to	18.10	42,613,543	—	to	—	4.13	to	4.13	1.16	to	1.16
2023	2,411,501	17.89	to	17.89	43,146,124	—	to	—	3.46	to	3.46	5.02	to	5.02
2022	2,500,505	17.04	to	17.04	42,600,597	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,581,518	19.49	to	19.49	50,309,508	—	to	—	1.41	to	1.41	(0.31)	to	(0.31)
2020	2,765,733	19.55	to	19.55	54,065,764	—	to	—	2.24	to	2.24	9.73	to	9.73

American Funds IS® Global Growth Fund (Class 2)
2024	13,457,880	6.89	to	6.89	92,700,976	—	to	—	1.54	to	1.54	13.68	to	13.68
2023	14,459,024	6.06	to	6.06	87,610,261	—	to	—	0.90	to	0.90	22.60	to	22.60
2022	15,407,047	4.94	to	4.94	76,143,938	—	to	—	0.67	to	0.67	(24.74)	to	(24.74)
2021	16,339,403	6.57	to	6.57	107,294,813	—	to	—	0.33	to	0.33	16.42	to	16.42
2020	17,320,318	5.64	to	5.64	97,693,867	—	to	—	0.35	to	0.35	30.47	to	30.47

American Funds IS® Global Small Capitalization Fund (Class 2)
2024	5,728,256	4.99	to	4.99	28,563,373	—	to	—	1.06	to	1.06	2.33	to	2.33
2023	6,047,520	4.87	to	4.87	29,467,870	—	to	—	0.26	to	0.26	16.17	to	16.17
2022	6,331,012	4.19	to	4.19	26,554,354	—	to	—	—	to	—	(29.55)	to	(29.55)
2021	6,699,358	5.95	to	5.95	39,886,769	—	to	—	—	to	—	6.74	to	6.74
2020	7,036,908	5.58	to	5.58	39,251,520	—	to	—	0.16	to	0.16	29.72	to	29.72

SA-88

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS® Growth Fund (Class 2)
2024	54,944,770	$9.08	to	$9.08	$498,764,443	—%	to	—%	0.33%	to	0.33%	31.63%	to	31.63%
2023	59,681,673	6.90	to	6.90	411,596,450	—	to	—	0.36	to	0.36	38.48	to	38.48
2022	63,449,735	4.98	to	4.98	315,988,561	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	68,273,611	7.11	to	7.11	485,290,875	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	73,017,366	5.83	to	5.83	425,457,587	—	to	—	0.32	to	0.32	52.08	to	52.08

American Funds IS® Growth-Income Fund (Class 2)
2024	42,536,853	7.51	to	7.51	319,342,449	—	to	—	1.10	to	1.10	24.23	to	24.23
2023	45,773,134	6.04	to	6.04	276,617,116	—	to	—	1.38	to	1.38	26.14	to	26.14
2022	48,649,615	4.79	to	4.79	233,080,793	—	to	—	1.27	to	1.27	(16.49)	to	(16.49)
2021	52,173,166	5.74	to	5.74	299,325,800	—	to	—	1.12	to	1.12	24.09	to	24.09
2020	55,708,766	4.62	to	4.62	257,553,883	—	to	—	1.37	to	1.37	13.55	to	13.55

American Funds IS® International Fund (Class 2)
2024	1,357,576	41.08	to	41.08	55,770,578	—	to	—	1.18	to	1.18	3.16	to	3.16
2023	1,428,403	39.82	to	39.82	56,883,189	—	to	—	1.31	to	1.31	15.84	to	15.84
2022	1,507,061	34.38	to	34.38	51,807,308	—	to	—	1.74	to	1.74	(20.79)	to	(20.79)
2021	1,574,402	43.40	to	43.40	68,323,897	—	to	—	2.41	to	2.41	(1.50)	to	(1.50)
2020	1,643,080	44.06	to	44.06	72,386,956	—	to	—	0.66	to	0.66	13.97	to	13.97

American Funds IS® New World Fund® (Class 2)
2024	544,901	60.43	to	60.43	32,929,074	—	to	—	1.38	to	1.38	6.56	to	6.56
2023	582,078	56.71	to	56.71	33,011,460	—	to	—	1.46	to	1.46	16.00	to	16.00
2022	612,301	48.89	to	48.89	29,936,912	—	to	—	1.32	to	1.32	(22.10)	to	(22.10)
2021	646,725	62.76	to	62.76	40,588,379	—	to	—	0.85	to	0.85	4.92	to	4.92
2020	674,545	59.82	to	59.82	40,348,539	—	to	—	0.07	to	0.07	23.58	to	23.58

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2024	100,761	6.43	to	6.43	647,853	—	to	—	2.42	to	2.42	8.50	to	8.50
2023	107,554	5.93	to	5.93	637,372	—	to	—	2.27	to	2.27	12.94	to	12.94
2022	121,006	5.25	to	5.25	634,907	—	to	—	2.02	to	2.02	(14.93)	to	(14.93)
2021	133,841	6.17	to	6.17	825,539	—	to	—	1.62	to	1.62	9.92	to	9.92
2020	141,096	5.61	to	5.61	791,747	—	to	—	1.50	to	1.50	14.87	to	14.87

Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
2024	2,851,303	11.48	to	11.48	32,741,308	—	to	—	1.79	to	1.79	15.35	to	15.35
2023	3,048,287	9.96	to	9.96	30,345,730	—	to	—	1.91	to	1.91	10.65	to	10.65
2022	3,268,866	9.00	to	9.00	29,409,920	—	to	—	1.88	to	1.88	(4.96)	to	(4.96)
2021	3,434,075	9.47	to	9.47	32,508,087	—	to	—	1.90	to	1.90	24.89	to	24.89
2020	3,694,050	7.58	to	7.58	27,999,384	—	to	—	1.80	to	1.80	6.69	to	6.69

Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
2024	223,102	21.93	to	21.93	4,892,914	—	to	—	3.37	to	3.37	5.15	to	5.15
2023	229,343	20.86	to	20.86	4,783,373	—	to	—	3.75	to	3.75	9.08	to	9.08
2022	241,138	19.12	to	19.12	4,610,559	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	237,005	22.15	to	22.15	5,248,604	—	to	—	0.81	to	0.81	5.60	to	5.60
2020	244,599	20.97	to	20.97	5,129,728	—	to	—	1.05	to	1.05	12.24	to	12.24

Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
2024	81,204	24.91	to	24.91	2,022,598	—	to	—	2.34	to	2.34	7.40	to	7.40
2023	139,189	23.19	to	23.19	3,227,833	—	to	—	3.14	to	3.14	12.22	to	12.22
2022	82,484	20.66	to	20.66	1,704,520	—	to	—	1.87	to	1.87	(15.97)	to	(15.97)
2021	85,833	24.59	to	24.59	2,110,764	—	to	—	1.07	to	1.07	9.26	to	9.26
2020	61,244	22.51	to	22.51	1,378,390	—	to	—	0.95	to	0.95	14.72	to	14.72

SA-89

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
2024	238,458	$28.64	to	$28.64	$6,828,451	—%	to	—%	1.89%	to	1.89%	9.14%	to	9.14%
2023	280,024	26.24	to	26.24	7,347,391	—	to	—	2.48	to	2.48	14.46	to	14.46
2022	234,665	22.92	to	22.92	5,379,508	—	to	—	1.71	to	1.71	(17.09)	to	(17.09)
2021	232,504	27.65	to	27.65	6,428,307	—	to	—	0.98	to	0.98	12.07	to	12.07
2020	173,556	24.67	to	24.67	4,281,693	—	to	—	1.04	to	1.04	16.64	to	16.64

Fidelity® VIP Government Money Market Portfolio (Service Class)
2024	3,504,615	11.66	to	11.66	40,850,883	—	to	—	4.88	to	4.88	5.00	to	5.00
2023	3,220,711	11.10	to	11.10	35,754,074	—	to	—	4.69	to	4.69	4.79	to	4.79
2022	3,200,819	10.59	to	10.59	33,908,393	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,938,970	10.45	to	10.45	30,716,999	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	3,150,513	10.45	to	10.45	32,926,297	—	to	—	0.22	to	0.22	0.28	to	0.28

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
2024	1,204,810	73.20	to	73.20	88,191,362	—	to	—	0.03	to	0.03	33.45	to	33.45
2023	1,261,605	54.85	to	54.85	69,201,621	—	to	—	0.26	to	0.26	33.12	to	33.12
2022	1,352,658	41.21	to	41.21	55,738,029	—	to	—	0.26	to	0.26	(26.49)	to	(26.49)
2021	1,447,369	56.05	to	56.05	81,130,319	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	1,529,923	43.96	to	43.96	67,255,497	—	to	—	0.08	to	0.08	30.23	to	30.23

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	741,690	51.80	to	51.80	38,416,542	—	to	—	0.35	to	0.35	17.18	to	17.18
2023	787,706	44.20	to	44.20	34,819,542	—	to	—	0.39	to	0.39	14.80	to	14.80
2022	826,922	38.50	to	38.50	31,840,129	—	to	—	0.27	to	0.27	(14.97)	to	(14.97)
2021	855,231	45.28	to	45.28	38,726,324	—	to	—	0.36	to	0.36	25.31	to	25.31
2020	898,601	36.14	to	36.14	32,472,705	—	to	—	0.40	to	0.40	17.87	to	17.87

Fidelity® VIP Overseas Portfolio (Initial Class)
2024	80,165	5.30	to	5.30	425,115	—	to	—	1.62	to	1.62	5.05	to	5.05
2023	84,853	5.05	to	5.05	428,330	—	to	—	1.05	to	1.05	20.51	to	20.51
2022	89,949	4.19	to	4.19	376,784	—	to	—	1.06	to	1.06	(24.48)	to	(24.48)
2021	95,219	5.55	to	5.55	528,188	—	to	—	0.53	to	0.53	19.70	to	19.70
2020	100,181	4.63	to	4.63	464,265	—	to	—	0.40	to	0.40	15.61	to	15.61

Franklin Income VIP Fund (Class 2)
2024	1,284,913	29.31	to	29.31	37,655,047	—	to	—	5.17	to	5.17	7.20	to	7.20
2023	1,375,278	27.34	to	27.34	37,595,077	—	to	—	5.16	to	5.16	8.62	to	8.62
2022	1,458,777	25.17	to	25.17	36,711,936	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,502,992	26.62	to	26.62	40,015,034	—	to	—	4.67	to	4.67	16.75	to	16.75
2020	1,576,179	22.80	to	22.80	35,941,632	—	to	—	5.90	to	5.90	0.69	to	0.69

Franklin Mutual Global Discovery VIP Fund (Class 2)
2024	831,128	33.16	to	33.16	27,557,905	—	to	—	1.74	to	1.74	4.66	to	4.66
2023	898,140	31.68	to	31.68	28,454,836	—	to	—	2.47	to	2.47	20.31	to	20.31
2022	934,682	26.33	to	26.33	24,613,607	—	to	—	1.40	to	1.40	(4.75)	to	(4.75)
2021	975,114	27.65	to	27.65	26,958,577	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	1,021,774	23.21	to	23.21	23,712,924	—	to	—	2.33	to	2.33	(4.46)	to	(4.46)

Franklin Mutual Shares VIP Fund (Class 2)
2024	931,206	41.86	to	41.86	38,980,287	—	to	—	1.98	to	1.98	11.27	to	11.27
2023	1,012,679	37.62	to	37.62	38,096,765	—	to	—	1.88	to	1.88	13.46	to	13.46
2022	1,101,400	33.16	to	33.16	36,517,952	—	to	—	1.82	to	1.82	(7.43)	to	(7.43)
2021	1,197,468	35.82	to	35.82	42,890,395	—	to	—	2.87	to	2.87	19.17	to	19.17
2020	1,321,914	30.06	to	30.06	39,731,962	—	to	—	2.78	to	2.78	(5.04)	to	(5.04)

SA-90

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Small Cap Value VIP Fund (Class 2)
2024	444,170	$71.06	to	$71.06	$31,564,265	—%	to	—%	0.93%	to	0.93%	11.71%	to	11.71%
2023	475,016	63.62	to	63.62	30,219,033	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	505,228	56.43	to	56.43	28,507,730	—	to	—	0.99	to	0.99	(10.06)	to	(10.06)
2021	545,686	62.74	to	62.74	34,236,311	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	564,157	50.05	to	50.05	28,233,574	—	to	—	1.50	to	1.50	5.19	to	5.19

Franklin Strategic Income VIP Fund (Class 1)
2024	395,554	19.06	to	19.06	7,537,636	—	to	—	4.56	to	4.56	4.32	to	4.32
2023	417,116	18.27	to	18.27	7,619,083	—	to	—	4.75	to	4.75	8.37	to	8.37
2022	461,426	16.86	to	16.86	7,777,620	—	to	—	4.44	to	4.44	(10.46)	to	(10.46)
2021	506,272	18.82	to	18.82	9,529,954	—	to	—	3.43	to	3.43	2.28	to	2.28
2020	537,599	18.40	to	18.40	9,893,729	—	to	—	4.99	to	4.99	3.75	to	3.75

Putnam VT George Putnam Balanced Fund (Class IA)
2024	7,918	47.84	to	47.84	378,774	—	to	—	1.36	to	1.36	16.94	to	16.94
2023	8,447	40.90	to	40.90	345,517	—	to	—	1.48	to	1.48	20.26	to	20.26
2022	9,115	34.01	to	34.01	310,029	—	to	—	1.17	to	1.17	(15.82)	to	(15.82)
2021	10,611	40.40	to	40.40	428,716	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	11,572	35.35	to	35.35	409,086	—	to	—	1.36	to	1.36	15.61	to	15.61

Hartford Balanced HLS Fund (Class IA)
2024	7,205,371	10.90	to	10.90	78,510,159	—	to	—	1.97	to	1.97	11.21	to	11.21
2023	7,678,326	9.80	to	9.80	75,226,862	—	to	—	1.89	to	1.89	14.78	to	14.78
2022	8,219,080	8.54	to	8.54	70,156,913	—	to	—	1.81	to	1.81	(13.42)	to	(13.42)
2021	8,637,753	9.86	to	9.86	85,163,749	—	to	—	1.01	to	1.01	19.64	to	19.64
2020	9,166,266	8.24	to	8.24	75,536,538	—	to	—	1.69	to	1.69	11.62	to	11.62

Hartford Capital Appreciation HLS Fund (Class IA)
2024	7,685,110	30.39	to	30.39	233,529,675	—	to	—	0.77	to	0.77	21.19	to	21.19
2023	8,401,542	25.07	to	25.07	210,658,931	—	to	—	0.87	to	0.87	20.00	to	20.00
2022	9,034,482	20.89	to	20.89	188,775,316	—	to	—	0.93	to	0.93	(15.30)	to	(15.30)
2021	9,686,761	24.67	to	24.67	238,961,348	—	to	—	0.47	to	0.47	14.76	to	14.76
2020	10,434,135	21.50	to	21.50	224,290,493	—	to	—	0.96	to	0.96	21.92	to	21.92

Hartford Disciplined Equity HLS Fund (Class IA)
2024	13,026,128	9.27	to	9.27	120,803,528	—	to	—	0.60	to	0.60	25.37	to	25.37
2023	13,960,175	7.40	to	7.40	103,267,740	—	to	—	0.84	to	0.84	21.24	to	21.24
2022	15,069,065	6.10	to	6.10	91,938,323	—	to	—	1.00	to	1.00	(18.96)	to	(18.96)
2021	16,045,870	7.53	to	7.53	120,799,892	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	17,506,837	6.00	to	6.00	105,005,133	—	to	—	0.64	to	0.64	18.04	to	18.04

Hartford Dividend and Growth HLS Fund (Class IA)
2024	9,354,497	19.65	to	19.65	183,774,419	—	to	—	1.91	to	1.91	12.67	to	12.67
2023	10,104,989	17.44	to	17.44	176,196,549	—	to	—	1.58	to	1.58	14.18	to	14.18
2022	10,835,275	15.27	to	15.27	165,472,630	—	to	—	1.69	to	1.69	(8.93)	to	(8.93)
2021	11,431,350	16.77	to	16.77	191,703,049	—	to	—	1.31	to	1.31	32.00	to	32.00
2020	12,175,843	12.70	to	12.70	154,692,622	—	to	—	2.07	to	2.07	7.77	to	7.77

Hartford International Opportunities HLS Fund (Class IA)
2024	6,732,507	6.84	to	6.84	46,031,026	—	to	—	1.53	to	1.53	8.40	to	8.40
2023	7,173,078	6.31	to	6.31	45,244,404	—	to	—	1.18	to	1.18	11.71	to	11.71
2022	7,775,152	5.65	to	5.65	43,899,286	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	7,993,902	6.90	to	6.90	55,139,615	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	8,327,523	6.40	to	6.40	53,276,081	—	to	—	1.93	to	1.93	20.45	to	20.45

SA-91

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford MidCap HLS Fund (Class IA)
2024	4,483,704	$16.60	to	$16.60	$74,445,353	—%	to	—%	—%	to	—%	6.28%	to	6.28%
2023	4,852,406	15.62	to	15.62	75,809,576	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	5,182,208	13.60	to	13.60	70,478,959	—	to	—	0.89	to	0.89	(24.30)	to	(24.30)
2021	5,508,184	17.97	to	17.97	98,961,472	—	to	—	—	to	—	9.91	to	9.91
2020	5,922,303	16.35	to	16.35	96,810,639	—	to	—	0.06	to	0.06	25.11	to	25.11

Hartford Small Company HLS Fund (Class IA)
2024	3,423,252	9.29	to	9.29	31,785,855	—	to	—	—	to	—	12.00	to	12.00
2023	3,691,032	8.29	to	8.29	30,599,650	—	to	—	—	to	—	16.74	to	16.74
2022	3,985,206	7.10	to	7.10	28,300,939	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	4,247,401	10.28	to	10.28	43,674,031	—	to	—	—	to	—	1.56	to	1.56
2020	4,562,614	10.12	to	10.12	46,193,912	—	to	—	—	to	—	55.52	to	55.52

Hartford Stock HLS Fund (Class IA)
2024	5,836,595	16.91	to	16.91	98,692,799	—	to	—	1.57	to	1.57	8.75	to	8.75
2023	6,373,735	15.55	to	15.55	99,108,263	—	to	—	1.31	to	1.31	7.72	to	7.72
2022	6,990,235	14.44	to	14.44	100,907,817	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	7,493,213	15.22	to	15.22	114,026,619	—	to	—	1.22	to	1.22	24.98	to	24.98
2020	8,057,788	12.18	to	12.18	98,109,773	—	to	—	1.66	to	1.66	12.08	to	12.08

Hartford Total Return Bond HLS Fund (Class IA)
2024	18,677,389	4.13	to	4.13	77,074,860	—	to	—	3.59	to	3.59	2.33	to	2.33
2023	19,371,298	4.03	to	4.03	78,120,763	—	to	—	3.42	to	3.42	6.97	to	6.97
2022	20,259,329	3.77	to	3.77	76,377,672	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	21,425,619	4.39	to	4.39	94,155,310	—	to	—	2.43	to	2.43	(0.94)	to	(0.94)
2020	21,320,690	4.44	to	4.44	94,587,750	—	to	—	3.70	to	3.70	9.02	to	9.02

Hartford Ultrashort Bond HLS Fund (Class IA)
2024	15,206,731	2.15	to	2.15	32,618,438	—	to	—	4.28	to	4.28	5.20	to	5.20
2023	16,389,076	2.04	to	2.04	33,417,327	—	to	—	1.28	to	1.28	5.19	to	5.19
2022	18,472,022	1.94	to	1.94	35,807,461	—	to	—	0.22	to	0.22	(0.17)	to	(0.17)
2021	21,301,154	1.94	to	1.94	41,362,155	—	to	—	0.71	to	0.71	(0.19)	to	(0.19)
2020	22,213,870	1.95	to	1.95	43,215,086	—	to	—	2.19	to	2.19	1.44	to	1.44

Invesco V.I. American Franchise Fund (Series I)
2024	88,442	57.04	to	57.04	5,044,325	—	to	—	—	to	—	34.89	to	34.89
2023	89,694	42.28	to	42.28	3,792,575	—	to	—	—	to	—	40.93	to	40.93
2022	83,846	30.00	to	30.00	2,515,707	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	93,631	43.56	to	43.56	4,078,125	—	to	—	—	to	—	11.93	to	11.93
2020	102,303	38.91	to	38.91	3,981,032	—	to	—	0.08	to	0.08	42.35	to	42.35

Invesco V.I. American Value Fund (Series II)
2024	97,428	43.29	to	43.29	4,217,785	—	to	—	0.82	to	0.82	30.10	to	30.10
2023	99,881	33.28	to	33.28	3,323,668	—	to	—	0.37	to	0.37	15.29	to	15.29
2022	116,948	28.86	to	28.86	3,375,487	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	113,352	29.71	to	29.71	3,368,142	—	to	—	0.23	to	0.23	27.62	to	27.62
2020	118,542	23.28	to	23.28	2,759,935	—	to	—	0.66	to	0.66	0.86	to	0.86

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2024	171,608	19.30	to	19.30	3,312,646	—	to	—	6.09	to	6.09	3.88	to	3.88
2023	178,295	18.58	to	18.58	3,313,225	—	to	—	—	to	—	6.63	to	6.63
2022	178,343	17.43	to	17.43	3,107,941	—	to	—	7.38	to	7.38	(14.35)	to	(14.35)
2021	196,193	20.35	to	20.35	3,991,926	—	to	—	3.26	to	3.26	9.54	to	9.54
2020	194,480	18.57	to	18.57	3,612,306	—	to	—	7.33	to	7.33	10.22	to	10.22

SA-92

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Comstock Fund (Series II)
2024	698,012	$46.67	to	$46.67	$32,576,895	—%	to	—%	1.50%	to	1.50%	14.87%	to	14.87%
2023	776,666	40.63	to	40.63	31,555,966	—	to	—	1.58	to	1.58	12.09	to	12.09
2022	829,764	36.25	to	36.25	30,075,846	—	to	—	1.37	to	1.37	0.85	to	0.85
2021	828,547	35.94	to	35.94	29,779,798	—	to	—	1.64	to	1.64	33.04	to	33.04
2020	867,683	27.02	to	27.02	23,441,020	—	to	—	2.19	to	2.19	(1.09)	to	(1.09)

Invesco V.I. Core Equity Fund (Series I)
2024	14,242	60.28	to	60.28	858,467	—	to	—	0.69	to	0.69	25.61	to	25.61
2023	18,690	47.99	to	47.99	896,876	—	to	—	0.68	to	0.68	23.36	to	23.36
2022	24,086	38.90	to	38.90	936,948	—	to	—	0.90	to	0.90	(20.55)	to	(20.55)
2021	27,045	48.96	to	48.96	1,324,093	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	28,859	38.33	to	38.33	1,106,088	—	to	—	1.35	to	1.35	13.85	to	13.85

Invesco V.I. EQV International Equity Fund (Series I)
2024	216,690	19.54	to	19.54	4,235,181	—	to	—	1.74	to	1.74	0.62	to	0.62
2023	231,302	19.42	to	19.42	4,492,994	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	240,309	16.44	to	16.44	3,951,064	—	to	—	1.68	to	1.68	(18.31)	to	(18.31)
2021	262,836	20.13	to	20.13	5,289,719	—	to	—	1.26	to	1.26	5.89	to	5.89
2020	282,108	19.01	to	19.01	5,361,829	—	to	—	2.38	to	2.38	14.00	to	14.00

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2024	184,870	54.25	to	54.25	10,028,887	—	to	—	0.33	to	0.33	17.07	to	17.07
2023	203,505	46.34	to	46.34	9,430,296	—	to	—	0.29	to	0.29	14.47	to	14.47
2022	218,287	40.48	to	40.48	8,836,936	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	240,793	47.22	to	47.22	11,369,326	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	256,908	38.31	to	38.31	9,842,433	—	to	—	0.72	to	0.72	9.25	to	9.25

Invesco V.I. Small Cap Equity Fund (Series I)
2024	128,118	47.80	to	47.80	6,124,109	—	to	—	0.13	to	0.13	18.09	to	18.09
2023	128,510	40.48	to	40.48	5,201,778	—	to	—	—	to	—	16.57	to	16.57
2022	134,954	34.72	to	34.72	4,685,933	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	155,679	43.68	to	43.68	6,799,979	—	to	—	0.17	to	0.17	20.40	to	20.40
2020	154,045	36.28	to	36.28	5,588,440	—	to	—	0.35	to	0.35	27.24	to	27.24

Lord Abbett Bond Debenture Portfolio (Class VC)
2024	310,401	24.32	to	24.32	7,547,518	—	to	—	5.80	to	5.80	6.72	to	6.72
2023	303,747	22.78	to	22.78	6,920,709	—	to	—	5.12	to	5.12	6.55	to	6.55
2022	319,361	21.38	to	21.38	6,829,020	—	to	—	4.36	to	4.36	(12.80)	to	(12.80)
2021	336,998	24.52	to	24.52	8,264,106	—	to	—	3.05	to	3.05	3.28	to	3.28
2020	348,032	23.74	to	23.74	8,263,870	—	to	—	3.84	to	3.84	7.30	to	7.30

Lord Abbett Dividend Growth Portfolio (Class VC)
2024	248,694	57.27	to	57.27	14,241,619	—	to	—	0.56	to	0.56	22.14	to	22.14
2023	266,898	46.89	to	46.89	12,513,633	—	to	—	0.84	to	0.84	16.33	to	16.33
2022	284,540	40.30	to	40.30	11,468,346	—	to	—	0.85	to	0.85	(13.55)	to	(13.55)
2021	298,847	46.62	to	46.62	13,932,839	—	to	—	0.71	to	0.71	25.62	to	25.62
2020	325,641	37.11	to	37.11	12,085,630	—	to	—	0.99	to	0.99	15.42	to	15.42

Lord Abbett Growth and Income Portfolio (Class VC)
2024	300,417	40.88	to	40.88	12,280,502	—	to	—	0.85	to	0.85	20.60	to	20.60
2023	336,557	33.89	to	33.89	11,407,478	—	to	—	0.95	to	0.95	13.19	to	13.19
2022	357,956	29.95	to	29.95	10,719,282	—	to	—	1.31	to	1.31	(9.44)	to	(9.44)
2021	370,785	33.07	to	33.07	12,260,803	—	to	—	1.06	to	1.06	29.02	to	29.02
2020	383,203	25.63	to	25.63	9,821,328	—	to	—	1.73	to	1.73	2.70	to	2.70

SA-93

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Investors Trust Series (Initial Class)
2024	52,951	$60.05	to	$60.05	$3,179,483	—%	to	—%	0.71%	to	0.71%	19.52%	to	19.52%
2023	63,503	50.24	to	50.24	3,190,244	—	to	—	0.72	to	0.72	18.98	to	18.98
2022	71,011	42.22	to	42.22	2,998,393	—	to	—	0.68	to	0.68	(16.49)	to	(16.49)
2021	82,895	50.56	to	50.56	4,191,264	—	to	—	0.64	to	0.64	26.81	to	26.81
2020	81,921	39.87	to	39.87	3,266,243	—	to	—	0.62	to	0.62	13.87	to	13.87

MFS® New Discovery Series (Initial Class)
2024	106,039	73.23	to	73.23	7,764,826	—	to	—	—	to	—	6.72	to	6.72
2023	115,603	68.61	to	68.61	7,931,881	—	to	—	—	to	—	14.41	to	14.41
2022	121,836	59.97	to	59.97	7,306,555	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	129,573	85.38	to	85.38	11,062,478	—	to	—	—	to	—	1.80	to	1.80
2020	138,397	83.87	to	83.87	11,606,944	—	to	—	—	to	—	45.89	to	45.89

MFS® Total Return Bond Series (Initial Class)
2024	489,958	18.16	to	18.16	8,898,083	—	to	—	4.13	to	4.13	2.55	to	2.55
2023	528,374	17.71	to	17.71	9,357,284	—	to	—	3.14	to	3.14	7.38	to	7.38
2022	563,255	16.49	to	16.49	9,289,485	—	to	—	2.79	to	2.79	(13.93)	to	(13.93)
2021	621,485	19.16	to	19.16	11,909,354	—	to	—	2.68	to	2.68	(0.81)	to	(0.81)
2020	625,603	19.32	to	19.32	12,086,612	—	to	—	3.44	to	3.44	8.47	to	8.47

MFS® Total Return Series (Initial Class)
2024	661,927	39.74	to	39.74	26,307,623	—	to	—	2.46	to	2.46	7.75	to	7.75
2023	717,586	36.88	to	36.88	26,467,953	—	to	—	2.02	to	2.02	10.44	to	10.44
2022	769,328	33.40	to	33.40	25,693,280	—	to	—	1.73	to	1.73	(9.58)	to	(9.58)
2021	817,446	36.94	to	36.94	30,193,471	—	to	—	1.80	to	1.80	14.12	to	14.12
2020	861,292	32.37	to	32.37	27,877,746	—	to	—	2.29	to	2.29	9.81	to	9.81

MFS® Value Series (Initial Class)
2024	367,897	40.17	to	40.17	14,779,335	—	to	—	1.63	to	1.63	11.61	to	11.61
2023	392,955	35.99	to	35.99	14,143,609	—	to	—	1.64	to	1.64	7.93	to	7.93
2022	413,671	33.35	to	33.35	13,795,047	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	445,330	35.44	to	35.44	15,783,267	—	to	—	1.34	to	1.34	25.45	to	25.45
2020	450,251	28.25	to	28.25	12,720,096	—	to	—	1.58	to	1.58	3.48	to	3.48

Invesco V.I. Capital Appreciation Fund (Series II)
2024	57,118	61.79	to	61.79	3,529,123	—	to	—	—	to	—	33.83	to	33.83
2023	61,408	46.17	to	46.17	2,835,141	—	to	—	—	to	—	35.03	to	35.03
2022	69,693	34.19	to	34.19	2,382,970	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	78,009	49.53	to	49.53	3,863,555	—	to	—	—	to	—	22.28	to	22.28
2020	84,824	40.50	to	40.50	3,435,643	—	to	—	—	to	—	36.24	to	36.24

Invesco V.I. Global Fund (Series II)
2024	290,869	45.92	to	45.92	13,356,221	—	to	—	—	to	—	15.78	to	15.78
2023	317,324	39.66	to	39.66	12,584,700	—	to	—	—	to	—	34.45	to	34.45
2022	332,122	29.50	to	29.50	9,796,918	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	354,658	43.34	to	43.34	15,370,463	—	to	—	—	to	—	15.17	to	15.17
2020	374,202	37.63	to	37.63	14,081,272	—	to	—	0.45	to	0.45	27.34	to	27.34

Invesco V.I. Main Street Fund® (Series II)
2024	62,334	53.83	to	53.83	3,355,118	—	to	—	—	to	—	23.39	to	23.39
2023	71,231	43.62	to	43.62	3,107,196	—	to	—	0.49	to	0.49	22.83	to	22.83
2022	75,383	35.51	to	35.51	2,677,128	—	to	—	1.07	to	1.07	(20.31)	to	(20.31)
2021	84,345	44.56	to	44.56	3,758,818	—	to	—	0.51	to	0.51	27.23	to	27.23
2020	88,715	35.03	to	35.03	3,107,378	—	to	—	1.19	to	1.19	13.69	to	13.69

SA-94

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Small Cap Fund® (Series II)
2024	82,197	$47.98	to	$47.98	$3,943,597	—%	to	—%	—%	to	—%	12.41%	to	12.41%
2023	79,003	42.68	to	42.68	3,372,033	—	to	—	0.96	to	0.96	17.82	to	17.82
2022	79,599	36.23	to	36.23	2,883,625	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	82,008	43.15	to	43.15	3,538,600	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	82,553	35.29	to	35.29	2,913,490	—	to	—	0.37	to	0.37	19.64	to	19.64

Putnam VT Small Cap Growth Fund (Class IB)
2024	85,020	77.15	to	77.15	6,559,501	—	to	—	—	to	—	23.33	to	23.33
2023	91,548	62.56	to	62.56	5,726,929	—	to	—	—	to	—	23.14	to	23.14
2022	100,608	50.80	to	50.80	5,110,880	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	107,320	70.85	to	70.85	7,603,738	—	to	—	—	to	—	13.87	to	13.87
2020	115,415	62.22	to	62.22	7,181,309	—	to	—	—	to	—	48.37	to	48.37

Putnam VT Diversified Income Fund (Class IA)
2024	1,383	38.35	to	38.35	53,047	—	to	—	6.57	to	6.57	6.09	to	6.09
2023	1,908	36.15	to	36.15	68,968	—	to	—	6.35	to	6.35	5.01	to	5.01
2022	2,196	34.43	to	34.43	75,600	—	to	—	8.36	to	8.36	(2.06)	to	(2.06)
2021	3,579	35.15	to	35.15	125,819	—	to	—	0.92	to	0.92	(6.73)	to	(6.73)
2020	3,701	37.69	to	37.69	139,490	—	to	—	8.08	to	8.08	(0.76)	to	(0.76)

Putnam VT Large Cap Value Fund (Class IA)
2024	150,055	82.44	to	82.44	12,370,193	—	to	—	1.29	to	1.29	19.46	to	19.46
2023	161,063	69.01	to	69.01	11,114,760	—	to	—	2.22	to	2.22	15.92	to	15.92
2022	171,434	59.53	to	59.53	10,205,577	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	188,914	61.29	to	61.29	11,578,233	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	211,285	48.02	to	48.02	10,146,869	—	to	—	2.01	to	2.01	6.06	to	6.06

Putnam VT Global Asset Allocation Fund (Class IA)
2024	3,293	93.31	to	93.31	307,309	—	to	—	2.37	to	2.37	16.63	to	16.63
2023	3,415	80.01	to	80.01	273,238	—	to	—	1.81	to	1.81	17.78	to	17.78
2022	3,537	67.93	to	67.93	240,225	—	to	—	1.63	to	1.63	(15.82)	to	(15.82)
2021	3,765	80.69	to	80.69	303,782	—	to	—	0.91	to	0.91	14.25	to	14.25
2020	3,908	70.63	to	70.63	275,977	—	to	—	2.18	to	2.18	12.58	to	12.58

Putnam VT Focused International Equity Fund (Class IA)
2024	48,960	71.66	to	71.66	3,508,500	—	to	—	1.86	to	1.86	3.63	to	3.63
2023	52,884	69.15	to	69.15	3,656,933	—	to	—	0.92	to	0.92	19.56	to	19.56
2022	53,819	57.84	to	57.84	3,112,784	—	to	—	2.05	to	2.05	(17.99)	to	(17.99)
2021	58,129	70.53	to	70.53	4,099,691	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	62,135	62.50	to	62.50	3,883,478	—	to	—	0.40	to	0.40	10.32	to	10.32

Putnam VT Global Health Care Fund (Class IA)
2024	12,724	73.16	to	73.16	930,948	—	to	—	0.66	to	0.66	1.70	to	1.70
2023	13,733	71.94	to	71.94	987,988	—	to	—	0.52	to	0.52	9.39	to	9.39
2022	15,108	65.77	to	65.77	993,620	—	to	—	0.64	to	0.64	(4.44)	to	(4.44)
2021	16,963	68.82	to	68.82	1,167,454	—	to	—	1.25	to	1.25	19.77	to	19.77
2020	18,304	57.46	to	57.46	1,051,840	—	to	—	0.71	to	0.71	16.47	to	16.47

Putnam VT High Yield Fund (Class IA)
2024	81,603	67.06	to	67.06	5,472,176	—	to	—	5.65	to	5.65	8.19	to	8.19
2023	80,614	61.98	to	61.98	4,996,634	—	to	—	5.48	to	5.48	12.29	to	12.29
2022	84,998	55.20	to	55.20	4,691,676	—	to	—	5.42	to	5.42	(11.37)	to	(11.37)
2021	89,178	62.28	to	62.28	5,554,008	—	to	—	4.87	to	4.87	5.20	to	5.20
2020	88,132	59.20	to	59.20	5,217,550	—	to	—	6.01	to	6.01	5.50	to	5.50

SA-95

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Income Fund (Class IA)
2024	92,255	$40.24	to	$40.24	$3,712,333	—%	to	—%	5.64%	to	5.64%	2.56%	to	2.56%
2023	97,764	39.24	to	39.24	3,835,870	—	to	—	6.05	to	6.05	4.96	to	4.96
2022	108,544	37.38	to	37.38	4,057,650	—	to	—	5.83	to	5.83	(13.48)	to	(13.48)
2021	114,640	43.21	to	43.21	4,953,491	—	to	—	1.62	to	1.62	(4.44)	to	(4.44)
2020	125,869	45.21	to	45.21	5,691,118	—	to	—	5.16	to	5.16	6.01	to	6.01

Putnam VT International Equity Fund (Class IA)
2024	252,173	33.70	to	33.70	8,497,125	—	to	—	2.39	to	2.39	3.24	to	3.24
2023	267,464	32.64	to	32.64	8,729,772	—	to	—	0.28	to	0.28	18.86	to	18.86
2022	299,846	27.46	to	27.46	8,234,103	—	to	—	1.80	to	1.80	(14.58)	to	(14.58)
2021	298,571	32.15	to	32.15	9,598,685	—	to	—	1.37	to	1.37	9.09	to	9.09
2020	323,308	29.47	to	29.47	9,527,885	—	to	—	1.84	to	1.84	12.35	to	12.35

Putnam VT Emerging Markets Equity Fund (Class IA)
2024	3,448	30.69	to	30.69	105,820	—	to	—	1.61	to	1.61	15.90	to	15.90
2023	3,728	26.48	to	26.48	98,722	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	3,944	23.67	to	23.67	93,351	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	4,911	32.56	to	32.56	159,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	5,147	33.90	to	33.90	174,471	—	to	—	0.28	to	0.28	28.25	to	28.25

Putnam VT International Value Fund (Class IA)
2024	8,676	33.35	to	33.35	289,363	—	to	—	2.52	to	2.52	5.44	to	5.44
2023	9,914	31.63	to	31.63	313,601	—	to	—	1.66	to	1.66	19.08	to	19.08
2022	10,486	26.56	to	26.56	278,536	—	to	—	2.24	to	2.24	(6.70)	to	(6.70)
2021	11,076	28.47	to	28.47	315,315	—	to	—	2.17	to	2.17	15.28	to	15.28
2020	11,680	24.70	to	24.70	288,459	—	to	—	2.71	to	2.71	4.23	to	4.23

Putnam VT Core Equity Fund (Class IA)
2024	15,478	67.82	to	67.82	1,049,784	—	to	—	0.80	to	0.80	27.32	to	27.32
2023	15,919	53.27	to	53.27	847,955	—	to	—	0.78	to	0.78	28.36	to	28.36
2022	17,110	41.50	to	41.50	710,052	—	to	—	1.61	to	1.61	(15.54)	to	(15.54)
2021	19,007	49.14	to	49.14	933,921	—	to	—	0.84	to	0.84	31.32	to	31.32
2020	19,899	37.42	to	37.42	744,571	—	to	—	1.19	to	1.19	17.64	to	17.64

Putnam VT Government Money Market Fund (Class IA)
2024	12,563	2.09	to	2.09	26,209	—	to	—	4.81	to	4.81	4.91	to	4.91
2023	12,984	1.99	to	1.99	25,818	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	13,433	1.90	to	1.90	25,514	—	to	—	1.27	to	1.27	1.28	to	1.28
2021	13,890	1.88	to	1.88	26,047	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	14,402	1.88	to	1.88	27,007	—	to	—	0.24	to	0.24	0.23	to	0.23

Putnam VT Sustainable Leaders Fund (Class IA)
2024	86,374	159.40	to	159.40	13,768,388	—	to	—	0.38	to	0.38	23.33	to	23.33
2023	95,060	129.25	to	129.25	12,286,219	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	103,176	102.24	to	102.24	10,548,608	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	116,123	132.30	to	132.30	15,362,477	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	127,311	106.83	to	106.83	13,600,461	—	to	—	0.63	to	0.63	29.06	to	29.06

Putnam VT Small Cap Value Fund (Class IB)
2024	204,048	36.46	to	36.46	7,439,473	—	to	—	0.97	to	0.97	6.20	to	6.20
2023	227,314	34.33	to	34.33	7,804,125	—	to	—	0.16	to	0.16	23.75	to	23.75
2022	235,850	27.74	to	27.74	6,543,055	—	to	—	0.17	to	0.17	(12.98)	to	(12.98)
2021	266,190	31.88	to	31.88	8,486,399	—	to	—	0.68	to	0.68	39.90	to	39.90
2020	249,086	22.79	to	22.79	5,676,225	—	to	—	1.07	to	1.07	3.96	to	3.96

SA-96

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Foreign VIP Fund (Class 2)
2024	60,034	$25.64	to	$25.64	$1,539,144	—%	to	—%	2.42%	to	2.42%	(1.00)%	to	(1.00)%
2023	66,025	25.90	to	25.90	1,709,797	—	to	—	3.19	to	3.19	20.76	to	20.76
2022	72,566	21.45	to	21.45	1,556,184	—	to	—	3.04	to	3.04	(7.61)	to	(7.61)
2021	82,785	23.21	to	23.21	1,921,465	—	to	—	1.79	to	1.79	4.16	to	4.16
2020	93,293	22.28	to	22.28	2,078,901	—	to	—	3.39	to	3.39	(1.16)	to	(1.16)

Templeton Global Bond VIP Fund (Class 2)
2024	470,327	15.27	to	15.27	7,179,921	—	to	—	—	to	—	(11.37)	to	(11.37)
2023	500,557	17.22	to	17.22	8,621,824	—	to	—	—	to	—	2.88	to	2.88
2022	529,969	16.74	to	16.74	8,872,524	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	571,755	17.61	to	17.61	10,070,600	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	616,341	18.54	to	18.54	11,426,386	—	to	—	8.72	to	8.72	(5.28)	to	(5.28)

Templeton Growth VIP Fund (Class 2)
2024	460,246	20.74	to	20.74	9,544,736	—	to	—	0.95	to	0.95	5.40	to	5.40
2023	509,126	19.68	to	19.68	10,017,092	—	to	—	3.33	to	3.33	21.01	to	21.01
2022	562,401	16.26	to	16.26	9,144,158	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	625,712	18.37	to	18.37	11,495,931	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	649,325	17.52	to	17.52	11,375,602	—	to	—	2.99	to	2.99	5.80	to	5.80

Morgan Stanley VIF Discovery Portfolio (Class II)
2024	72,949	53.96	to	53.96	3,936,198	—	to	—	—	to	—	41.73	to	41.73
2023	98,761	38.07	to	38.07	3,759,990	—	to	—	—	to	—	44.13	to	44.13
2022	105,362	26.42	to	26.42	2,783,150	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	120,728	71.33	to	71.33	8,611,453	—	to	—	—	to	—	(11.19)	to	(11.19)
2020	141,309	80.32	to	80.32	11,350,024	—	to	—	—	to	—	152.04	to	152.04

Putnam VT Large Cap Growth Fund (Class IA)
2024	675,283	44.96	to	44.96	30,360,569	—	to	—	0.09	to	0.09	33.71	to	33.71
2023	720,289	33.63	to	33.63	24,220,287	—	to	—	—	to	—	44.89	to	44.89
2022	764,121	23.21	to	23.21	17,734,111	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	855,955	33.33	to	33.33	28,527,246	—	to	—	—	to	—	23.00	to	23.00
2020	947,886	27.10	to	27.10	25,683,628	—	to	—	0.25	to	0.25	39.09	to	39.09

BlackRock S&P 500 Index V.I. Fund (Class I)
2024	4,131,338	24.25	to	24.25	100,169,901	—	to	—	1.31	to	1.31	24.83	to	24.83
2023	4,252,041	19.42	to	19.42	82,586,550	—	to	—	1.38	to	1.38	26.22	to	26.22
2022	4,388,775	15.39	to	15.39	67,534,599	—	to	—	1.46	to	1.46	(18.23)	to	(18.23)
2021	4,668,475	18.82	to	18.82	87,854,117	—	to	—	1.30	to	1.30	28.53	to	28.53
2020	5,020,960	14.64	to	14.64	73,511,171	—	to	—	1.78	to	1.78	18.24	to	18.24

Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
2024	235,997	41.45	to	41.45	9,783,207	—	to	—	1.61	to	1.61	15.06	to	15.06
2023	247,687	36.03	to	36.03	8,924,089	—	to	—	1.74	to	1.74	10.38	to	10.38
2022	264,876	32.64	to	32.64	8,646,080	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	270,982	34.45	to	34.45	9,334,991	—	to	—	1.69	to	1.69	24.60	to	24.60
2020	273,592	27.65	to	27.65	7,563,864	—	to	—	1.61	to	1.61	6.44	to	6.44

Putnam VT Diversified Income Fund (Class IB)
2024	119,192	17.83	to	17.83	2,125,309	—	to	—	6.03	to	6.03	5.76	to	5.76
2023	126,189	16.86	to	16.86	2,127,504	—	to	—	6.06	to	6.06	4.82	to	4.82
2022	130,202	16.08	to	16.08	2,094,288	—	to	—	6.57	to	6.57	(2.35)	to	(2.35)
2021	122,922	16.47	to	16.47	2,024,682	—	to	—	0.64	to	0.64	(6.95)	to	(6.95)
2020	119,666	17.70	to	17.70	2,118,279	—	to	—	8.57	to	8.57	(0.90)	to	(0.90)

SA-97

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Large Cap Value Fund (Class IB)
2024	170,283	$82.77	to	$82.77	$14,094,439	—%	to	—%	1.07%	to	1.07%	19.14%	to	19.14%
2023	182,028	69.47	to	69.47	12,645,914	—	to	—	2.02	to	2.02	15.67	to	15.67
2022	193,759	60.06	to	60.06	11,637,744	—	to	—	1.45	to	1.45	(3.13)	to	(3.13)
2021	192,405	62.00	to	62.00	11,929,942	—	to	—	1.20	to	1.20	27.30	to	27.30
2020	202,737	48.71	to	48.71	9,874,553	—	to	—	1.71	to	1.71	5.80	to	5.80

Putnam VT Focused International Equity Fund (Class IB)
2024	13,392	40.56	to	40.56	543,235	—	to	—	1.61	to	1.61	3.30	to	3.30
2023	13,031	39.27	to	39.27	511,721	—	to	—	0.67	to	0.67	19.25	to	19.25
2022	12,188	32.93	to	32.93	401,378	—	to	—	1.73	to	1.73	(18.19)	to	(18.19)
2021	12,126	40.26	to	40.26	488,156	—	to	—	0.76	to	0.76	12.58	to	12.58
2020	12,885	35.76	to	35.76	460,733	—	to	—	0.17	to	0.17	10.07	to	10.07

Putnam VT High Yield Fund (Class IB)
2024	237,204	35.15	to	35.15	8,337,180	—	to	—	5.80	to	5.80	7.86	to	7.86
2023	252,365	32.59	to	32.59	8,223,660	—	to	—	5.23	to	5.23	12.13	to	12.13
2022	270,419	29.06	to	29.06	7,858,381	—	to	—	5.14	to	5.14	(11.60)	to	(11.60)
2021	277,969	32.87	to	32.87	9,138,068	—	to	—	4.66	to	4.66	4.98	to	4.98
2020	272,329	31.32	to	31.32	8,528,354	—	to	—	5.52	to	5.52	5.21	to	5.21

Putnam VT Income Fund (Class IB)
2024	365,675	20.05	to	20.05	7,331,178	—	to	—	5.46	to	5.46	2.32	to	2.32
2023	384,354	19.59	to	19.59	7,530,892	—	to	—	5.73	to	5.73	4.70	to	4.70
2022	396,692	18.71	to	18.71	7,424,050	—	to	—	5.60	to	5.60	(13.81)	to	(13.81)
2021	406,622	21.71	to	21.71	8,829,296	—	to	—	1.39	to	1.39	(4.58)	to	(4.58)
2020	423,814	22.76	to	22.76	9,644,782	—	to	—	4.79	to	4.79	5.73	to	5.73

Putnam VT International Equity Fund (Class IB)
2024	149,779	31.54	to	31.54	4,723,631	—	to	—	2.16	to	2.16	2.97	to	2.97
2023	153,328	30.63	to	30.63	4,695,959	—	to	—	0.03	to	0.03	18.51	to	18.51
2022	153,493	25.84	to	25.84	3,966,872	—	to	—	1.54	to	1.54	(14.77)	to	(14.77)
2021	154,479	30.32	to	30.32	4,684,111	—	to	—	1.15	to	1.15	8.82	to	8.82
2020	161,054	27.86	to	27.86	4,487,653	—	to	—	1.62	to	1.62	12.10	to	12.10

Putnam VT Sustainable Leaders Fund (Class IB)
2024	35,581	94.52	to	94.52	3,363,059	—	to	—	0.20	to	0.20	23.02	to	23.02
2023	37,175	76.83	to	76.83	2,856,189	—	to	—	0.51	to	0.51	26.11	to	26.11
2022	42,171	60.93	to	60.93	2,569,315	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	47,718	79.03	to	79.03	3,771,274	—	to	—	0.14	to	0.14	23.53	to	23.53
2020	53,318	63.98	to	63.98	3,411,111	—	to	—	0.40	to	0.40	28.74	to	28.74

Putnam VT Large Cap Growth Fund (Class IB)
2024	284,157	44.65	to	44.65	12,687,677	—	to	—	—	to	—	33.41	to	33.41
2023	293,811	33.47	to	33.47	9,833,753	—	to	—	—	to	—	44.47	to	44.47
2022	285,788	23.17	to	23.17	6,620,695	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	290,124	33.33	to	33.33	9,671,074	—	to	—	—	to	—	22.65	to	22.65
2020	308,131	27.18	to	27.18	8,374,198	—	to	—	0.03	to	0.03	38.71	to	38.71

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2024	150,295	16.85	to	16.85	2,533,087	—	to	—	—	to	—	24.23	to	24.23
2023	169,070	13.57	to	13.57	2,293,716	—	to	—	—	to	—	13.15	to	13.15
2022	190,359	11.99	to	11.99	2,282,372	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	209,722	17.37	to	17.37	3,643,266	—	to	—	—	to	—	19.10	to	19.10
2020	229,166	14.59	to	14.59	3,342,629	—	to	—	—	to	—	48.27	to	48.27

SA-98

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)	Amount is less than 0.01%.

7. Subsequent Event:

Management has evaluated events subsequent to December 31, 2024 and through April 18, 2025, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-99

INDEPENDENT AUDITOR'S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three years then ended, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ Deloitte & Touche LLP Hartford, Connecticut April 3, 2025 2

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2024 2023 Bonds $ 3,485,972,537 $ 3,900,300,751 Common and preferred stocks 40,445,531 17,140,552 Mortgage loans on real estate 687,494,035 791,529,037 Contract loans 86,947,134 86,752,510 Cash, cash equivalents and short-term investments 636,655,573 497,261,087 Derivatives 101,755,280 98,129,305 Other invested assets 578,050,264 703,703,713 Total cash and invested assets 5,617,320,354 6,094,816,955 Investment income due and accrued 53,206,887 45,609,260 Amounts recoverable for reinsurance 65,644,758 85,525,728 Federal income tax recoverable 1,209,143 2,036,674 Net deferred tax asset 55,763,712 55,790,000 Other assets 36,466,689 35,090,464 Separate Account assets 23,803,924,174 23,305,545,372 Total admitted assets $ 29,633,535,717 $ 29,624,414,453 Liabilities Aggregate reserves for future benefits $ 4,234,013,014 $ 4,438,635,186 Liability for deposit-type contracts 143,312,740 156,535,550 Policy and contract claim liabilities 18,973,114 23,873,312 Asset valuation reserve 126,399,841 138,843,958 Interest maintenance reserve 33,676,604 40,472,783 Payables to parent, subsidiaries and affiliates 40,249,340 15,010,012 Accrued expense allowances and amounts due from Separate Accounts (26,910,443) (32,724,256) Derivatives 18,431,325 30,077,135 Collateral on derivatives 6,457,000 1,217,000 Payable for repurchase agreements 171,899,921 99,275,837 Payable for securities 119,134,538 239,844,743 Other liabilities 317,342,335 280,868,262 Separate Account liabilities 23,803,924,174 23,305,545,372 Total liabilities $ 29,006,903,503 $ 28,737,474,894 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 119,373,209 135,822,092 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 419,327,444 663,185,906 Total capital and surplus 626,632,214 886,939,559 Total liabilities and capital and surplus $ 29,633,535,717 $ 29,624,414,453 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2024 2023 2022 Premiums and annuity considerations $ 72,476,082 $ 74,015,374 $ 53,657,635 Net investment income 274,137,829 274,931,065 264,978,097 Commissions and expense allowances on reinsurance ceded 105,876,954 110,570,839 122,225,247 Reserve adjustments on reinsurance ceded (1,932,715,884) (1,389,948,223) (1,774,178,634) Fee income 512,113,975 501,612,185 532,738,067 Other revenues 621,173 2,424,209 3,512,061 Total revenues (967,489,871) (426,394,551) (797,067,527) Benefits and expenses Death and annuity benefits 191,762,643 209,818,126 225,544,078 Disability and other benefits 1,418,538 1,409,180 1,496,188 Surrenders and other fund withdrawals 1,365,362,021 1,206,573,608 1,117,014,637 Commissions and expense allowances 112,007,776 110,130,356 118,867,688 Decrease in aggregate reserves for life and accident and health policies (204,622,173) (226,502,136) (135,623,991) General insurance expenses 99,010,457 86,779,049 83,024,619 Net transfers from Separate Accounts (2,561,176,569) (2,144,561,129) (2,126,951,518) Modified coinsurance adjustment on reinsurance assumed (146,181,690) (129,276,050) (106,703,339) IMR adjustment on reinsurance ceded 1,820,444 957,014 (20,735,675) Other expenses 11,530,839 10,373,178 9,082,975 Total benefits and expenses (1,129,067,714) (874,298,804) (834,984,338) Net gain from operations before federal income tax benefit 161,577,843 447,904,253 37,916,811 Federal income tax (benefit) expense (8,545,006) 19,898,443 (24,113,001) Net gain from operations 170,122,849 428,005,810 62,029,812 Net realized capital losses, after tax (153,659,423) (411,793,622) (64,448,103) Net income (loss) $16,463,426 $16,212,188 $(2,418,291) See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2024 2023 2022 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning and end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 135,822,092 152,270,975 175,960,103 Amortization, decreases of gain on inforce reinsurance (16,448,883) (16,448,883) (23,689,128) Balance, end of year 119,373,209 135,822,092 152,270,975 Unassigned funds Balance, beginning of year 663,185,906 708,426,635 508,552,534 Net income (loss) 16,463,426 16,212,188 (2,418,291) Change in net unrealized capital gains (losses) on investments, net of tax 641,856 28,927,296 178,330,164 Change in net unrealized foreign exchange capital (losses) gains 4,999 (966,839) (66,229) Change in net deferred income tax 10,469,927 32,720,836 (29,476,801) Change in reserve on account of change in valuation basis decrease — — 29,658,787 Change in asset valuation reserve 12,444,117 11,561,910 (7,952,711) Change in nonadmitted assets (8,882,787) (38,896,120) 31,799,182 Dividends to stockholder (275,000,000) (94,800,000) — Balance, end of year 419,327,444 663,185,906 708,426,635 Capital and surplus Balance, end of year $ 626,632,214 $ 886,939,559 $ 948,629,171 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CASH FLOWS (STATUTORY-BASIS) Operating activities For the years ended December 31, 2024 2023 2022 Premiums and annuity considerations $ 86,854,768 $ 44,441,167 $ 69,239,339 Net investment income 271,623,693 284,481,875 277,363,687 Reserve adjustments on reinsurance (1,938,188,538) (1,396,429,938) (1,774,178,634) Miscellaneous income 601,771,957 596,191,264 624,065,016 Total income (977,938,120) (471,315,632) (803,510,592) Benefits paid 1,522,585,152 1,436,126,796 1,355,290,002 Federal income tax recovered (paid) (10,050,179) 27,895,132 (32,346,128) Net transfers from Separate Accounts (2,566,990,382) (2,141,052,418) (2,132,913,293) Other expenses 56,022,947 151,593,092 147,741,656 Total benefits and expenses (998,432,462) (525,437,398) (662,227,763) Net cash (used for) provided by operating activities 20,494,342 54,121,766 (141,282,829) Investing activities Proceeds from investments sold, matured or repaid Bonds 785,953,075 371,905,191 1,487,473,862 Common and preferred stocks 2,501,416 1,361,746 1,027,964 Mortgage loans 152,207,133 269,464,752 94,776,584 Derivatives and other 156,127,719 166,062,944 101,806,791 Total investment proceeds 1,096,789,343 808,794,633 1,685,085,201 Cost of investments acquired Bonds 412,943,739 118,736,760 955,896,139 Common and preferred stocks 1,675,845 1,368,839 2,485,870 Mortgage loans 66,632,663 70,086,833 279,402,635 Derivatives and other 296,303,867 417,047,643 205,246,216 Total investments acquired 777,556,114 607,240,075 1,443,030,860 Net decrease in contract loans 194,624 (1,312,192) (3,267,743) Net cash provided by investing activities 319,038,605 202,866,750 245,322,084 Financing and miscellaneous activities Return of paid-in surplus — — — Dividends to stockholder (275,000,000) (94,800,000) — Other cash (used) provided 74,861,539 26,698,352 (19,140,219) Net cash (used for) provided by financing and miscellaneous activities (200,138,461) (68,101,648) (19,140,219) Net increase (decrease) in cash, cash equivalents and short-term investments 139,394,486 188,886,868 84,899,036 Cash, cash equivalents and short-term investments, beginning of year 497,261,087 308,374,219 223,475,184 Cash, cash equivalents and short-term investments, end of year $ 636,655,573 $ 497,261,087 $ 308,374,219 Note: Supplemental disclosures of cash flow information for non-cash transactions: Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets (21,528,312) (47,551,763) (65,993,960) Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets (21,528,312) (47,551,763) (65,993,960) Non-cash ceded premiums for reinsurance (1,820,444) (957,014) 20,735,675 Non-cash transfer of funds withheld for unauthorized reinsurance 7,293,098 7,438,729 (13,148,500) Non-cash transfer of IMR liability for reinsurance 1,820,444 957,014 20,735,675 Non-cash IMR adjustment on reinsurance ceded (1,820,444) (957,014) (20,735,675) Non-cash transfer of reserves for assumption reinsurance (5,472,654) (6,481,715) (7,587,175) See notes to financial statements. 6

1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31: SSAP # F/S Page 2024 2023 2022 Net (loss) income 1. TLA state basis $ 16,463,426 $ 16,212,188 $ (2,418,291) 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 4 2,570,609 (15,876,410) 7,516,210 2,570,609 (15,876,410) 7,516,210 3. State permitted practices that change NAIC SAP — — — 4. Net SAP (1-2-3=4) 61R 4 $ 13,892,817 $ 32,088,598 $ (9,934,501) Surplus 5. TLA state basis $ 626,632,214 $ 886,939,559 $ 948,629,171 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 5 20,957,376 18,386,767 34,263,177 20,957,376 18,386,767 34,263,177 7. State permitted practices that change NAIC SAP — — — 8. NAIC SAP (5-6-7=8) 61R 5 $ 605,674,838 $ 868,552,792 $ 914,365,994 The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 7

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 ("43") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to- maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 8

9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2024 and 2023, the Company had $29,111,981 and $23,519,091, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2024 and 2023 totaled $160,568 and $60,420 respectively, also subject to 100% reinsurance to Prudential. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 9

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2024 is presented below: A. INDIVIDUAL ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ 1,967,233 $ — $ — $ 1,967,233 0.01 % b. At book value less current surrender charge of 5% or more 1,194,827 — — 1,194,827 0.01 % c. At fair value — — 17,734,272,197 17,734,272,197 78.52 % d. Total with market value adjustment or at fair value (total of 1 through 3) 3,162,060 — 17,734,272,197 17,737,434,257 78.54 % e. At book value without adjustment (minimal or no charge or adjustment) 1,059,670,111 — — 1,059,670,111 4.69% 2. Not subject to discretionary withdrawal 3,571,752,403 — 216,593,474 3,788,345,877 16.77% 3. Total (gross: direct + assumed) 4,634,584,574 — 17,950,865,671 22,585,450,245 100.00% 4. Reinsurance ceded 1,017,101,724 — — 1,017,101,724 5. Total (net) $ 3,617,482,850 $ — $ 17,950,865,671 $ 21,568,348,521 6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date: $ 597,414 $ — $ — $ 597,414 B. GROUP ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more 421 — — 421 0.02 % c. At fair value — — 1,976,196 1,976,196 87.03 % d. Total with market value adjustment or at fair value (total of 1 through 3) 421 — 1,976,196 1,976,617 87.05 % e. At book value without adjustment (minimal or no charge or adjustment) 294,102 — — 294,102 12.95% 2. Not subject to discretionary withdrawal — — — — 0.00% 3. Total (gross: direct + assumed) 294,523 — 1,976,196 2,270,719 100.00% 4. Reinsurance ceded — — — — 5. Total (net) $ 294,523 $ — $ 1,976,196 $ 2,270,719 6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date: $ 211 $ — $ — $ 211 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 10

C. DEPOSIT-TYPE CONTRACTS Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more — — — — 0.00 % c. At fair value — — — — 0.00 % d. Total with market value adjustment or at fair value (total of 1 through 3) — — — — 0.00 % e. At book value without adjustment (minimal or no charge or adjustment) 11,148,100 — — 11,148,100 1.70% 2. Not subject to discretionary withdrawal 646,522,793 — — 646,522,793 98.30% 3. Total (gross: direct + assumed) 657,670,893 — — 657,670,893 100.00% 4. Reinsurance ceded 514,358,153 — — 514,358,153 5. Total (net) $ 143,312,740 $ — $ — $ 143,312,740 6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date: $ — $ — $ — $ — Reconciliation of total annuity actuarial reserves and deposit fund liabilities: F. Life and Accident & Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 3,611,280,380 2. Exhibit 5, Supplementary Contract Section, Total (net) 6,496,993 3. Exhibit 7, Deposit-Type Contracts Section, Total (net) 143,312,740 4. Subtotal 3,761,090,113 Separate Account Annual Statement: — 5. Exhibit 3, Annuities Section, Total (net) 17,952,841,867 6. Exhibit 3, Supplemental Contract Section, Total (net) — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Exhibit 4, Deposit-Type Contracts Section, Total (net) — 11. Subtotal 17,952,841,867 12. Combined total $ 21,713,931,980 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 11

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2024 is presented below: A. General Account Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ 79,030,968 $ 79,189,272 $ 941,509,747 b. Universal Life 791,528,400 791,134,130 839,585,129 c. Universal Life with Secondary Guarantees 3,272,354,817 2,926,619,851 11,143,387,963 d. Indexed Universal Life 437,766,905 417,477,773 484,695,428 e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — 2,889,571 3,433,340 h. Variable Life — — — i. Variable Universal Life 519,289,762 516,678,549 648,474,199 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX 52,806,335 b. Accidental Death Benefits XXX XXX 53,406 c. Disability - Active Lives XXX XXX 565,048 d. Disability - Disabled Lives XXX XXX 44,693,290 e. Miscellaneous Reserves XXX XXX 584,819,193 3. Total (gross: direct + assumed) 5,099,970,852 4,733,989,146 14,744,023,078 4. Reinsurance Ceded 4,563,942,923 4,196,751,116 14,166,621,446 5. Total (net) (3) - (4) $ 536,027,929 $ 537,238,030 $ 577,401,632 B. Separate Account with Guarantees Not applicable. C. Separate Account Nonguaranteed Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ — $ — $ — b. Universal Life — — — c. Universal Life with Secondary Guarantees — — — d. Indexed Universal Life — — — e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — — — h. Variable Life — — — i. Variable Universal Life 5,810,142,007 5,810,142,007 5,810,142,007 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX — b. Accidental Death Benefits XXX XXX — c. Disability - Active Lives XXX XXX — d. Disability - Disabled Lives XXX XXX — e. Miscellaneous Reserves XXX XXX — 3. Total (gross: direct + assumed) 5,810,142,007 5,810,142,007 5,810,142,007 4. Reinsurance Ceded — — — 5. Total (net) (3) - (4) $ 5,810,142,007 $ 5,810,142,007 $ 5,810,142,007 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 12

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 569,094,574 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 53,406 3. Exhibit 5, Disability - Active Lives Section, Total (net) 422,032 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,609,002 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,222,618 6. Subtotal 577,401,632 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 5,810,142,007 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,810,142,007 11. Combined Total ((6) and (10)) $ 6,387,543,639 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $97,388 and $1,500 excluded from surplus at December 31, 2024 and 2023. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 13

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $126,399,841 and $138,843,958 as of December 31, 2024 and 2023, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2024 and 2023 were $33,676,604 and $40,472,783 , respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2024, 2023 and 2022 were ($7,715,428), ($3,207,953) and $35,423,578, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2024, 2023 and 2022 was $901,204, $1,828,765 and $3,374,714, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($1,820,444) and ($957,014) as of December 31, 2024 and 2023, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0, $1,351,669 and $232,434 for the years ended December 31, 2024, 2023 and 2022, respectively. Net realized capital losses resulting from write- downs for OTTI on equities were immaterial for the years ended December 31, 2024, 2023, and 2022. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 14

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2024, 2023 and 2022, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 - Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Common Stock, SSAP No. 32 – Preferred Stock, SSAP 43 – Loan-Backed and Structured TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 15

Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however it is not material to the Company. In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million. Recently Issued Accounting Standards In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form and provide guidance for admitting debt securities that do not qualify as bonds or asset-backed securities under principles-based guidance within SSAP 26 or SSAP 43, respectively. The Company is currently evaluating the impact of the changes. The Company will adopt the revised standards effective January 1, 2025; however, the Company does not expect the changes to have a material impact to the financial statements. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categorizes bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26 – Bonds and SSAP No. 43 – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43 to Asset-Backed Securities. The Company will adopt the revised standards effective January 1, 2025 and classify investments in accordance with the new principles; however, the Company does not expect the changes to have a material impact to statutory surplus. The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity. 3. Investments A. Components of Net Investment Income For the years ended December 31, 2024 2023 2022 Interest income from bonds and short-term investments $ 197,751,860 $ 217,743,428 $ 197,643,122 Interest income from affiliated bonds and short-term investments 15,195,247 — — Dividends from common and preferred stocks 1,054,713 244,909 1,368,815 Interest income from contract loans 16,347 16,073 15,218 Interest income from mortgage loans on real estate 32,178,948 38,351,807 36,239,548 Interest and dividends from other investments 34,216,461 24,128,880 38,399,308 Gross investment income 280,413,576 280,485,097 273,666,011 Less: Investment expenses 6,275,747 5,554,032 8,687,914 Net investment income $ 274,137,829 $ 274,931,065 $ 264,978,097 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 16

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments As of December 31, 2024 2023 2022 Gross unrealized capital gains $ 25,657,990 $ 55,090,753 $ 34,340,702 Gross unrealized capital losses (371,997,649) (346,996,508) (445,990,597) Net unrealized capital (losses) gains (346,339,659) (291,905,755) (411,649,895) Balance, beginning of year (291,905,755) (411,649,895) 618,656,830 Change in net unrealized capital (losses) gains on bonds and short-term investments $ (54,433,904) $ 119,744,140 $ (1,030,306,725) C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2024 2023 2022 Gross unrealized capital gains $ 2,448,340 $ 1,123,927 $ 719,442 Gross unrealized capital losses (957,676) (233,112) (5,185,629) Net unrealized capital gains (losses) 1,490,664 890,815 (4,466,187) Balance, beginning of year 890,815 (4,466,187) 1,530,063 Change in net unrealized capital gains (losses) on common and preferred stocks $ 599,849 $ 5,357,002 $ (5,996,250) D. Components of Net Realized Capital Gains (Losses) For the years ended December 31, 2024 2023 2022 Bonds and short-term investments $ (13,328,872) $ (9,560,845) $ 46,770,390 Common stocks - unaffiliated 2,002,920 167,016 761,126 Mortgage loans on real estate (18,607,252) (7,828,471) (703) Derivatives (130,394,309) (440,250,241) (68,649,340) Other invested assets (1,724,980) 54,659,326 (630,974) Net realized capital losses (162,052,493) (402,813,215) (21,749,501) Capital loss tax expense (677,642) 12,188,360 7,275,024 Net realized capital losses, after tax (161,374,851) (415,001,575) (29,024,525) Less: Amounts transferred to IMR (7,715,428) (3,207,953) 35,423,578 Net realized capital losses, after tax $ (153,659,423) $ (411,793,622) $ (64,448,103) The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls): For the years ended December 31, 2024 2023 2022 Bonds and short-term investments Sale proceeds $ 5,429,103,731 $ 3,652,187,797 $ 3,596,298,320 Gross realized capital gains on sales 10,404,085 3,257,654 79,525,009 Gross realized capital losses on sales (23,726,308) (9,657,467) (32,321,058) Unaffiliated common and preferred stock Sale proceeds 2,501,415 25,987,746 1,027,964 Gross realized capital gains on sales 2,005,615 167,016 — Gross realized capital losses on sales — — — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 17

Additionally, for the years ended December 31, 2024, 2023 and 2022, there were $31,566, $269,680 and $2,819,889 of investment income generated on 1, 9, and 24 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 18

Strategies The notional value, fair value, and carrying value of derivative instruments used during the years 2024 and 2023 are disclosed in the table presented below. During the years 2024 and 2023, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2024 and 2023, the average fair values for derivatives held for other investment and/or risk management activities were $59,581,596 and $114,493,038, respectively. The Company did not have any unrealized gains or losses during 2024 and 2023 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. (Amounts in thousands) As of December 31, 2024 As of December 31, 2023 Derivative type by strategy Notional Value Fair Value Carrying Value Notional Value Fair Value Carrying Value Cash flow hedges Interest rate swaps $ 125,000 $ (16,069) $ — $ 125,000 $ (14,489) $ (24) Foreign currency swaps 22,324 1,523 1,362 23,959 1,135 177 Replication transactions Interest rate swaps 200,000 (45,480) 66 200,000 (36,893) 66 Credit default swaps — — — 250,000 4,858 3,460 Other investment and/or Risk Management activities Interest rate swaps - offsetting — — — — — — Macro hedge program 4,349,417 81,897 81,897 2,138,928 64,349 64,349 Total $ 4,696,741 $ 21,871 $ 83,325 $ 2,737,887 $ 18,960 $ 68,028 Cash Flow Hedges Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates. Replication Transactions Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions. Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 19

Other Investment and/or Risk Management Activities The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities. (Amounts in thousands) Realized Gains (Losses) By strategy For the year ended December 31, 2024 For the year ended December 31, 2023 For the year ended December 31, 2022 Credit default swaps $ 2,968 $ 4,286 $ — Foreign currency swaps and forwards 6 (23) — Interest rate swaps and swaptions — 176 — Macro hedge program (133,368) (444,681) (66,849) Total $ (130,394) $ (440,242) $ (66,849) Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non- reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products. Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract. Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2024, the Company was not entered in any credit default swaps contracts. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 20

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023: December 31, 2023 (Amounts in thousands) Underlying Referenced Credit Obligation(s) Credit Derivative type by derivative risk exposure Notional Amount [2] Fair Value Carrying Value Weighted Average Years to Maturity Type Average Credit Rating [1] Offsetting Notional Amount [3] Offsetting Fair Value [3] Offsetting Carrying Value [3] Basket credit default swaps [4] Investment grade risk exposure $ 250,000 $ 4,858 $ 3,460 5 years Corporate Credit BBB+ $ — $ — $ — Total $ 250,000 $ 4,858 $ 3,460 $ — $ — $ — [1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 21

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2024, 2023 and 2022, the Company had no losses on derivative instruments due to counterparty nonperformance. F. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2024 and 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2024 Value Gains Losses Value U.S. government and government agencies and authorities Guaranteed and sponsored - excluding asset-backed $ 517,740,761 $ — $ (186,167,506) $ 331,573,255 Guaranteed and sponsored - asset-backed 56,484,451 1,041,075 (7,077,378) 50,448,148 States, municipalities and political subdivisions 100,108,529 460,230 (8,457,318) 92,111,441 International governments 30,054,346 42,288 (1,155,857) 28,940,777 All other corporate - excluding asset-backed 1,763,091,651 20,450,410 (135,712,848) 1,647,829,213 All other corporate - asset-backed 964,909,426 5,794,975 (35,403,888) 935,300,513 Hybrid securities 53,583,374 1,032,880 (1,186,778) 53,429,476 Cash equivalents and short-term investments 129,396,479 29 — 129,396,508 Cash equivalents and short-term investments affiliated 440,000,000 — — 440,000,000 Total bonds, cash equivalents and short-term investments $ 4,055,369,017 $ 28,821,887 $ (375,161,573) $ 3,709,029,331 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2024 Cost Gains Losses Value Common stocks - unaffiliated $ 9,204,642 $ 1,327,035 $ 10,531,677 Common stocks - affiliated 7,300,225 1,085,317 8,385,542 Total common stocks $ 16,504,867 $ 2,412,352 $ — $ 18,917,219 Gross Gross Estimated Preferred Stocks Unrealized Unrealized Fair As of December 31, 2024 Cost Gains Losses Value Preferred stocks - unaffiliated $ 22,450,000 $ 921,688 $ 21,528,312 Total preferred stocks $ 22,450,000 $ — $ 921688 $ 21,528,312 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 22

Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2023 Value Gains Losses Value U.S. government and government agencies and authorities: Guaranteed and sponsored - excluding asset-backed $ 513,446,656 $ — $ (140,449,618) $ 372,997,038 Guaranteed and sponsored - asset-backed 92,027,637 1,472,890 (7,217,824) 86,282,703 States, municipalities and political subdivisions 132,317,815 2,166,838 (7,556,420) 126,928,233 International governments 76,658,371 170,171 (3,169,483) 73,659,059 All other corporate - excluding asset-backed 2,129,483,759 47,706,176 (120,850,850) 2,056,339,085 All other corporate - asset-backed 849,782,364 2,670,194 (57,750,363) 794,702,195 Hybrid securities 106,584,149 904,485 (10,001,950) 97,486,684 Cash equivalents and short-term investments 419,274,329 — — 419,274,329 Total bonds, cash equivalents and short-term investments $ 4,319,575,080 $ 55,090,754 $ (346,996,508) $ 4,027,669,326 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2023 Cost Gains Losses Value Common stocks - unaffiliated $ 8,949,512 $ 407,537 $ (233,112) $ 9,123,937 Common stocks - affiliated 7,300,225 716,390 — 8,016,615 Total common stocks $ 16,249,737 $ 1,123,927 $ (233,112) $ 17,140,552 The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2024 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates. Statement Estimated Maturity Value Fair Value Due in one year or less $ 903,914,085 $ 896,528,935 Due after one year through five years 830,351,043 802,329,519 Due after five years through ten years 521,982,418 508,831,010 Due after ten years 1,799,121,471 1,501,339,867 Total $ 4,055,369,017 $ 3,709,029,331 At December 31, 2024 and 2023, securities with a statement value of $4,862,867 and $4,622,170 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. H. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 8.45% and 7.80% for loans during 2024 and had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023. During 2024 and 2023, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2024, and 2023 the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 76.19% and 64.20%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2024, and 2023, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2024, and 2023, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 23

I. Restructured Debt in which the Company is a Creditor The Company had one restructured commercial mortgage loan during the year ended December 31, 2024. The loan had a book/ adjusted carry value of $30 million and generated a realized capital loss of $3.6 million as of December 31, 2024. The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. . J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,769,708, $586,972, and $1,130,581 for the years ended December 31, 2024, 2023, and 2022, respectively, on certain limited partnerships.The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $180,439,066 and $201,346,907 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $171,899,921 with a contractual maturity less than one year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $171,899,921 with a maturity date less than 360 as of December 31, 2024. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. . The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2024, and 2023, was $0, as the Company did not participate in reverse repurchase agreements during 2024 and 2023. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 24

demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2024 and 2023, securities pledged of $118,943,190 and $148,657,585, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $65,092,411 and $49,062,260, respectively, as of December 31, 2024 and 2023, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024 and 2023, the Company accepted cash collateral associated with derivative instruments with a statement value of $6,547,000 and $1,217,000, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2024 and 2023 of $0 and $995,790, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2024 and 2023, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2024 and 2023, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2024 and 2023. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 25

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2024 and 2023: December 31, 2024 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 1,617 $ 1,511 $ (106) $ 516,123 $ 330,062 $ (186,061) $ 517,740 $ 331,573 $ (186,167) Guaranteed & sponsored - asset-backed 9,130 8,295 (835) 42,599 36,357 (6,242) 51,729 44,652 (7,077) States, municipalities & political subdivisions 26,203 25,827 (376) 50,835 42,754 (8,081) 77,038 68,581 (8,457) International governments 2,292 2,255 (37) 25,632 24,514 (1,118) 27,924 26,769 (1,155) All other corporate - excluding asset-backed 357,837 345,099 (12,738) 903,228 780,254 (122,974) 1,261,065 1,125,353 (135,712) All other corporate - asset-backed 106,185 104,325 (1,860) 412,354 378,810 (33,544) 518,539 483,135 (35,404) Hybrid securities 1,147 1,142 (5) 16,481 15,299 (1,182) 17,628 16,441 (1,187) Short-term investments — — — — — — — — — Total fixed maturities 504,411 488,454 (15,957) 1,967,252 1,608,050 (359,202) 2,471,663 2,096,504 (375,159) Common stock-unaffiliated — — — 361 326 (35) 361 326 (35) Preferred stock -unaffiliated — — — 22,450 21,528 (922) 22,450 21,528 (922) Total stocks — — — 22,811 21,854 (957) 22,811 21,854 (957) Total securities $ 504,411 $ 488,454 $ (15,957) $ 1,990,063 $ 1,629,904 $ (360,159) $ 2,494,474 $ 2,118,358 $ (376,116) December 31, 2023 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 116,814 $ 100,115 $ (16,699) $ 396,632 $ 272,882 $ (123,750) $ 513,446 $ 372,997 $ (140,449) Guaranteed & sponsored - asset-backed 2,412 2,390 (22) 52,173 44,977 (7,196) 54,585 47,367 (7,218) States, municipalities & political subdivisions 18,139 15,898 (2,241) 45,259 39,943 (5,316) 63,398 55,841 (7,557) International governments 2,479 2,465 (14) 70,847 67,691 (3,156) 73,326 70,156 (3,170) All other corporate - excluding asset-backed 310,781 283,923 (26,858) 1,080,872 986,879 (93,993) 1,391,653 1,270,802 (120,851) All other corporate - asset-backed 94,503 87,521 (6,982) 550,847 500,079 (50,768) 645,350 587,600 (57,750) Hybrid securities — — — 84,429 74,427 (10,002) 84,429 74,427 (10,002) Short-term investments — — — — — — — — — Total fixed maturities 545,128 492,312 (52,816) 2,281,059 1,986,878 (294,181) 2,826,187 2,479,190 (346,997) Common stock-unaffiliated 6 6 — 1,372 1,139 (233) 1,378 1,145 (233) Preferred stock - unaffiliated — — — — — — — — — Total stocks 6 6 — 1,372 1,139 (233) 1,378 1,145 (233) Total securities $ 545,134 $ 492,318 $ (52,816) $ 2,282,431 $ 1,988,017 $ (294,414) $ 2,827,565 $ 2,480,335 $ (347,230) As of December 31, 2024, fixed maturities, comprised of 667 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2024, 88% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2024 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. Most of the securities depressed for twelve months or more are primarily related to US. government agency securities, mortgage-backed securities, and corporate securities concentrated in the financial & industrial sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 26

December 31, 2024, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan- backed and structured securities, has the intent and ability to hold these securities until values recover. As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, CMBS, and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Loan-backed and Structured Securities OTTI For the years ended December 31, 2024, 2023 and 2022, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2024 and 2023. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 27

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2024 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 7,089 $ — $ 3,443 $ — 10,532 Preferred stocks - unaffiliated — 21,528 — — 21,528 Cash equivalents 129,308 — — — 129,308 Total bonds and stocks 136,397 21,528 3,443 — 161,368 Derivative assets Macro hedge program — 3,167 97,110 — 100,277 Total derivative assets — 3,167 97,110 — 100,277 Separate Account assets [1] 23,798,019 — — — 23,798,019 Total assets accounted for at fair value $ 23,934,416 $ 24,695 $ 100,553 $ — $ 24,059,664 b. Liabilities accounted for at fair value Derivative liabilities Macro hedge program $ — $ — $ (18,381) $ — $ (18,381) Total liabilities accounted for at fair value $ — $ — $ (18,381) $ — $ (18,381) [1] Excludes approximately $6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). As of December 31, 2023 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 5,681 $ — $ 3,443 $ — $ 9,124 Preferred stocks - unaffiliated — — — — — Cash equivalents 357,261 — — — 357,261 Total bonds and stocks 362,942 — 3,443 — 366,385 Derivative assets Interest rate derivatives — — — — — Macro hedge program — — 94,133 — 94,133 Total derivative assets — — 94,133 94,133 Separate Account assets [1] 23,294,728 — — — $ 23,294,728 Total assets accounted for at fair value $ 23,657,670 $ — $ 97,576 $ — $ 23,755,246 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives $ — $ — $ — $ — $ — Macro hedge program — (29,784) — — (29,784) Total liabilities accounted for at fair value $ — $ (29,784) $ — $ — $ (29,784) [1] Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 28

Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models. Bonds and Stocks The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 29

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and have also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 30

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2024 and 2023, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations. (Amounts in thousands) December 31, 2024 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Interest rate swaptions $ 8,998 Option model Interest rate volatility 14% 37% Increase Equity options [2] (38,711) Option model Equity volatility 0.8% 0.8% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 31

(Amounts in thousands) December 31, 2023 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Interest rate swaptions $ 33,850 Option model Interest rate volatility —% 3% Increase Equity options [2] 54,849 Option model Equity volatility 12% 20% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2024 and 2023: Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2024 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2024 Assets Common stocks - unaffiliated $ 3,443 $ — $ — $ — $ — $ — $ — $ — $ 3,443 Total bonds and stocks 3,443 — — — — — — — 3,443 Derivatives Macro hedge program 94,133 — — — (124,998) 73,922 — 35,674 78,731 Total derivatives [3] 94,133 — — — (124,998) 73,922 — 35,674 78,731 Total assets $ 97,576 $ — $ — $ — $ (124,998) $ 73,922 $ — $ 35,674 $ 82,174 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2023 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2023 Assets Common stocks - unaffiliated $ 3,443 $ — $ — $ — $ — $ — $ — $ — $ 3,443 Total bonds and stocks 3,443 — — — — — — — 3,443 Derivatives Macro hedge program 251,081 — — — (61,387) 119,831 — (215,392) 94,133 Total derivatives [3] 251,081 — — — (61,387) 119,831 — (215,392) 94,133 Total assets $ 254,524 $ — $ — $ — $ (61,387) $ 119,831 $ — $ (215,392) $ 97,576 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 32

Fair Values for All Financial Instruments by Levels 1, 2 and 3 The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy. (Amounts in thousands) December 31, 2024 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value (NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 3,121,349 $ 3,467,973 $ 2,625,021 $ 496,328 $ — $ — Bonds - affiliated 18,284 18,000 18,284 — — Preferred stocks - unaffiliated 21,528 21,528 21,528 — — Common stocks - unaffiliated 10,532 10,532 7,089 3,443 — — Mortgage loans 630,965 687,494 630,965 — — Cash, cash equivalents and short-term investments - unaffiliated 196,656 196,656 196,567 89 — — Cash, cash equivalents and short-term investments - affiliated 440,000 440,000 440,000 — — Derivative related assets 101,853 101,755 4,653 97,102 — — Contract loans 86,947 86,947 86,947 — — Surplus debentures 40,162 41,837 40,162 — — Separate Account assets [1] 23,798,019 23,798,019 23,798,019 — — — — Total assets $ 28,466,295 $ 28,870,741 $ 24,001,675 $ 2,709,648 $ 1,754,874 $ — $ — Liabilities Liability for deposit-type contracts $ (143,313) $ (143,313) $ — $ — $ (143,313) $ — $ — Derivative related liabilities (79,983) $ (18,431) — (59) (18,431) — — Separate Account liabilities [1] (23,798,019) (23,798,019) (23,798,019) — — — — Total liabilities $ (24,021,315) $ (23,959,763) $ (23,798,019) $ (59) $ (161,744) $ — $ — [1] Excludes approximately $6 million, at December 31, 2024, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 33

(Amounts in thousands) December 31, 2023 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value(NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 3,608,395 $ 3,900,301 $ — $ 3,002,289 $ 606,106 $ — $ — Bonds - affiliated — — — Preferred stocks - unaffiliated — — — Common stocks - unaffiliated 9,124 9,124 5,681 — 3,443 — — Mortgage loans 724,253 791,529 — — 724,253 — — Cash, cash equivalents and short-term investments - unaffiliated 357,261 357,261 357,261 — — — — Cash, cash equivalents and short-term investments - affiliated 140,000 140,000 — — 140,000 — — Derivative related assets 98,064 98,129 3,931 94,133 — — — Contract loans 86,753 86,753 — — 86,753 — — Surplus debentures 41,383 41,836 — 41,383 — — — Low-income housing tax credits — — — Separate Account assets [1] 23,294,728 23,294,728 23,294,728 — — — — Total assets $ 28,359,961 $ 28,719,661 $ 23,661,601 $ 3,137,805 $ 1,560,555 $ — $ — Liabilities Liability for deposit-type contracts $ (156,536) $ (156,536) $ — $ — $ (156,536) $ — $ — Derivative related liabilities (30,011) (30,077) — (30,011) — — — Separate Account liabilities [1] (23,294,728) (23,294,728) (23,294,728) — — — — Total liabilities $ (23,481,275) $ (23,481,341) $ (23,294,728) $ (30,011) $ (156,536) $ — $ — [1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans. At December 31, 2024 and 2023 the Company had no investments where it was not practicable to estimate fair value. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 34

5. Income Taxes A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows: 1 2024 Ordinary Capital Total (a) Gross DTA $ 173,772,013 $ 1,168,019 $ 174,940,032 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 173,772,013 1,168,019 174,940,032 (d) Deferred tax assets nonadmitted 47,701,886 — 47,701,886 (e) Subtotal net admitted deferred tax assets 126,070,127 1,168,019 127,238,146 (f) Deferred tax liabilities 35,043,715 36,430,719 71,474,434 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 91,026,412 $ (35,262,700) $ 55,763,712 2 2024 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 54,747,910 1,015,802 55,763,712 (1) DTAs expected to be realized after the balance sheet date 54,747,910 1,015,802 55,763,712 (2) DTAs allowed per limitation threshold XXX XXX 85,630,275 (c) DTAs offset against DTLs 71,322,217 152,217 71,474,434 (d) DTAs admitted as a result of application of SSAP No. 101 $ 126,070,127 $ 1,168,019 $ 127,238,146 3 (a) Ratio % used to determine recovery period and threshold limitation 691% (b) Adjusted capital and surplus used to determine 2(b) thresholds 570,868,502 4 2024 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 173,772,013 $ 1,168,019 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 126,070,127 $ 1,168,019 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 1% — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 2023 Ordinary Capital Total (a) Gross DTA $ 162,998,357 $ 2,721,299 $ 165,719,656 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 162,998,357 2,721,299 165,719,656 (d) Deferred tax assets nonadmitted 38,638,543 — 38,638,543 (e) Subtotal net admitted deferred tax assets 124,359,814 2,721,299 127,081,113 (f) Deferred tax liabilities 35,857,023 35,434,090 71,291,113 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 88,502,791 $ (32,712,791) $ 55,790,000 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 35

2 2023 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 53,178,189 2,611,811 55,790,000 (1) DTAs expected to be realized after the balance sheet date 53,178,189 2,611,811 55,790,000 (2) DTAs allowed per limitation threshold XXX XXX 124,672,434 (c) DTAs offset against DTLs 71,181,625 109,488 71,291,113 (d) DTAs admitted as a result of application of SSAP No. 101 $ 124,359,814 $ 2,721,299 $ 127,081,113 3 (a) Ratio % used to determine recovery period and threshold limitation 966% (b) Adjusted capital and surplus used to determine 2(b) thresholds 831,149,559 4 2023 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 162,998,357 $ 2,721,299 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 124,359,814 $ 2,721,299 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 2% — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 Change During 2024 Ordinary Capital Total (a) Gross DTA $ 10,773,656 $ (1,553,280) $ 9,220,376 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 10,773,656 (1,553,280) 9,220,376 (d) Deferred tax assets nonadmitted 9,063,343 — 9,063,343 (e) Subtotal net admitted deferred tax assets 1,710,313 (1,553,280) 157,033 (f) Deferred tax liabilities (813,308) 996,629 183,321 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 2,523,621 $ (2,549,909) $ (26,288) 2 Change During 2024 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 1,569,721 (1,596,009) (26,288) (1) DTAs expected to be realized after the balance sheet date 1,569,721 (1,596,009) (26,288) (2) DTAs allowed per limitation threshold XXX XXX (39,042,159) (c) DTAs offset against DTLs 140,592 42,729 183,321 (d) DTAs admitted as a result of application of SSAP No. 101 $ 1,710,313 $ (1,553,280) $ 157,033 3 (a) Ratio % used to determine recovery period and threshold limitation (275)% (b) Adjusted capital and surplus used to determine 2(b) thresholds $(260,281,057) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 36

4 Change During 2024 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 10,773,656 $ (1,553,280) (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 1,710,313 $ (1,553,280) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies (1) % — % B. DTLs are not recognized for the following amounts: Not Applicable. C. Significant Components of Income Taxes Incurred 1. The components of current income tax (benefit)/expense are as follows: 2024 2023 Change (a) Federal $ (8,545,006) $ 19,898,443 $ (28,443,449) (b) Foreign — — — (c) Subtotal (8,545,006) 19,898,443 (28,443,449) (d) Federal income tax on net capital gains (677,642) 12,188,360 (12,866,002) (e) Utilization of capital loss carryforwards — — — (f) Other — — — (g) Federal and foreign income taxes incurred $ (9,222,648) $ 32,086,803 $ (41,309,451) 2. The main components of the period end deferred tax amounts and the change in those components are as follows: 2024 2023 Change DTA: Ordinary Policyholder reserves $ 42,417,756 $ 43,481,897 $ (1,064,141) Deferred acquisition costs 110,832,496 100,349,364 10,483,132 Compensation and benefits 287 — 287 Investments 433,811 — 433,811 Net operating loss carryforward — — — Tax credit carryforward 14,127,915 13,130,850 997,065 Other 5,959,748 6,036,246 (76,498) Subtotal: DTA Ordinary 173,772,013 162,998,357 10,773,656 Ordinary statutory valuation allowance — — — Total adjusted gross ordinary DTA 173,772,013 162,998,357 10,773,656 Nonadmitted ordinary DTA 47,701,886 38,638,543 9,063,343 Admitted ordinary DTA 126,070,127 124,359,814 1,710,313 DTA: Capital Investments 1,168,019 2,721,299 (1,553,280) Subtotal: DTA Capital 1,168,019 2,721,299 (1,553,280) Capital statutory valuation allowance — — — Total adjusted gross capital DTA 1,168,019 2,721,299 (1,553,280) Nonadmitted capital DTA — — — Admitted capital DTA 1,168,019 2,721,299 (1,553,280) Total Admitted DTA $ 127,238,146 $ 127,081,113 $ 157,033 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 37

DTL: Ordinary Investments $ 33,840,731 $ 33,473,247 $ 367,484 Deferred and uncollected premium — — — Policyholder reserves 1,191,888 2,383,776 (1,191,888) Other 11,096 — 11,096 Gross DTL ordinary 35,043,715 35,857,023 (813,308) DTL: Capital Investments 36,430,719 35,434,090 996,629 Other — — — Gross DTL capital 36,430,719 35,434,090 996,629 Total DTL 71,474,434 71,291,113 183,321 Net adjusted DTA/(DTL) $ 55,763,712 $ 55,790,000 $ (26,288) Adjust for the change in deferred tax on unrealized gains/losses 1,432,872 Adjust for the change in nonadmitted deferred tax 9,063,343 Adjusted change in net deferred Income Tax $ 10,469,927 D. Reconciliation of federal income tax rate to actual effective rate: The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows: % of Pre-tax % of Pre-tax % of Pre-tax 2024 income 2023 income 2022 income Tax effect $ 7,240,778 Tax effect $ 48,298,991 Tax effect $ (19,256,266) Statutory tax $ 1,520,563 21.00% $ 10,142,788 21.00% $ (4,043,816) 21.00 % Tax preferred investments (13,047,890) (180.20) % (17,031,728) (35.26) % (18,282,825) 94.94 % Interest maintenance reserve (1,427,199) (19.71) % (856,738) (1.77) % 2,375,769 (12.34) % Amortization of inception gain (3,454,265) (47.71) % (3,454,265) (7.15) % (4,974,717) 25.83 % VA Hedge gains reported in surplus (1,073,404) (14.82) % 14,478,051 29.98% 34,656,802 (179.98) % Change in basis of computing reserves — — % — — % 5,136,894 (26.68) % Prior period adjustments 9,563 0.13% (593,187) (1.23) % (890,709) 4.63 % Change in deferred tax on non-admitted assets 37,996 0.52% (54,419) (0.11) % 454,237 (2.36) % Foreign related investments (2,528,000) (34.91) % (3,002,000) (6.22) % (1,824,900) 9.48 % All other 270,061 3.73% (262,535) (0.56) % 32,089 (0.16) % Total statutory income tax (19,692,575) (271.97) % (634,033) (1.32) % 12,638,824 (65.64) % Federal and foreign income taxes incurred (9,222,648) (127.37) % 32,086,803 66.43% (16,837,977) 87.44 % Change in net deferred income taxes (10,469,927) (144.60) % (32,720,836) (67.75) % 29,476,801 (153.09) % Total statutory income tax $ (19,692,575) (271.97) % $ (634,033) (1.32) % $ 12,638,824 (65.64) % E. Operating loss and tax credit carryforwards and protective tax deposits 1. At December 31, 2024, the Company had $0 of net operating loss carryforwards, and $14,127,915 of foreign tax credit carryovers which expire between 2028 and 2034. 2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are: 2024 — 2023 — 2022 — 3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 38

F. Consolidated Federal Income Tax Return 1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company Talcott Resolution Life and Annuity Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 39

6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $65,644,758 and $85,525,728 respectively, as of December 31, 2024 and $48,408,653 and $61,453,139 respectively, as of December 31, 2023. The effect of reinsurance as of and for the years ended December 31 is summarized as follows: 2024 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 19,042,528,013 $ 405,615,588 $ (15,214,130,587) $ 4,234,013,014 Liability for deposit-type contracts 657,180,562 432,390 (514,300,212) 143,312,740 Policy and contract claim liabilities 234,711,671 11,530,140 (227,268,697) 18,973,114 Premium and annuity considerations 739,626,216 48,748,921 (715,899,055) 72,476,082 Death, annuity, disability and other benefits 1,739,323,444 64,872,558 (1,611,014,820) 193,181,182 Surrenders and other fund withdrawals 2,807,056,045 175,749,681 (1,617,443,705) 1,365,362,021 2023 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,910,472,242 $ 430,711,040 $ (14,902,548,096) $ 4,438,635,186 Liability for deposit-type contracts 733,418,140 430,092 (577,312,682) 156,535,550 Policy and contract claim liabilities 209,526,698 14,022,376 (199,675,762) 23,873,312 Premium and annuity considerations 774,475,502 51,512,860 (751,972,988) 74,015,374 Death, annuity, disability and other benefits 1,600,431,230 80,743,759 (1,469,947,683) 211,227,306 Surrenders and other fund withdrawals 2,452,684,835 158,857,240 (1,404,968,467) 1,206,573,608 2022 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 19,616,158,015 $ 456,864,211 $ (15,407,884,903) $ 4,665,137,323 Liability for deposit-type contracts 812,556,516 334,089 (642,907,752) 169,982,853 Policy and contract claim liabilities 188,184,446 9,608,492 (179,696,152) 18,096,786 Premium and annuity considerations 819,381,471 62,675,930 (828,399,766) 53,657,635 Death, annuity, disability and other benefits 1,550,348,958 97,923,497 (1,421,232,189) 227,040,266 Surrenders and other fund withdrawals 2,340,373,565 131,470,492 (1,354,829,420) 1,117,014,637 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 40

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2024, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.2 billion for Prudential Financial Inc. ("Prudential") offset by $10.8 billion of market value of assets held in trust, for a net exposure of $3.4 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2023, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.8 billion for Prudential offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $20,957,376 in 2024, an increase of $2,570,609 from the 2023 balance of $18,386,767. The total amount of reinsurance credits taken for this agreement was $26,528,324 in 2024, an increase of $3,253,936 from the 2023 balance of $23,274,388. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $13.2 million, and $19.0 million in 2024, 2023 and 2022, respectively. In 2018, the Company entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $3.3 million, and $4.7 million in 2024, 2023, and 2022, respectively. B. Reinsurance Ceded to Affiliates The Company had no new affiliated transactions in 2024, 2023 or 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 41

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company is party to an investment management agreement with the affiliate Sixth Street Insurance Solutions, L.P. (“Sixth Street”), under which Sixth Street agrees to provide asset management services in exchange for management fees. The Company reported $40,249,340 and $15,010,012 as payable to parents, subsidiaries and affiliates as of December 31, 2024 and 2023, respectively. Amounts are settled in accordance with terms of the agreements. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On October 15, 2024, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 4.21% and the maturity date is October 14, 2025. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.22% and the maturity date was October 15, 2024. The loan was repaid on October 15, 2024. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. On July 3, 2024, TLA loaned $300 million to TL per the intercompany liquidity agreement. The interest rate of this loan is 5.06% and the maturity date is July 2, 2025. The Company had no issued and outstanding notes as of December 31, 2023. On December 24, 2024, TLA paid a dividend of $275,000,000 to TL, the Company's parent. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2024 and 2023 were immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 42

80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2024 and 2023, were immaterial. The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $350,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the company, and each participant shall have the status of an unsecured general creditor of the company with respect to any amounts payable under the Plan. The accrued liability for the company during 2024 and 2023 was immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2024 and 2023. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 43

9. Debt A. FHLB (Federal Home Loan Bank) Agreements 1. The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024 and 2023, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2024 and 2023, the Company's pledge limits were $157 million and $222 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. 2. FHLB Capital Stock a. Aggregate Totals 1. As of December 31, 2024 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — $ — $ — b. Membership Stock - Class B 3,254,300 3,254,300 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 3,254,300 3,254,300 — f. Actual or estimated borrowing capacity as determined by the insurer $ 157,000,000 $ 157,000,000 $ — 2. As of December 31, 2023 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — $ — $ — b. Membership Stock - Class B 3,443,100 3,443,100 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 3,443,100 3,443,100 — f. Actual or estimated borrowing capacity as determined by the insurer $ 222,000,000 $ 222,000,000 $ — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 44

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2024 Eligible for Redemption Membership Stock 1 Current Period Total (2+3+4+5+6) 2 Not Eligible for Redemption 3 Less Than 6 Months 4 6 Months to Less than 1 Year 5 1 to Less than 3 Years 6 3 to 5 Years 1 Class A $ — $ — $ — $ — $ — 2 Class B 3,254,299.5 3,159,435 94,865 — — — 3. Collateral Pledged to FHLB a. Amount Pledged as of December 31, 2024 1 Fair Value 2 Carrying Value Aggregate Total Borrowing 1 Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3) $ 94,656,248 $ 104,427,367 $ — 2 Current Year General Account: Total Collateral Pledged 94,656,248 104,427,367 — 3 Current Year Separate Account: Total Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts: Total Collateral Pledged $ 107,759,543 $ 115,270,467 — b. Maximum Amount Pledged During Reporting Period 1 Fair Value 2 Carrying Value 3 Amount Borrowed at Time of Maximum Collateral 1 Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3) $ 107,289,771 $ 115,082,140 $ — 2 Current Year General Account Maximum Collateral Pledged 107,289,771 115,082,140 — 3 Current Year Separate Account Maximum Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged $ 189,629,200 $ 197,338,243 $ — 4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date The Company had no borrowings from the FHLB as of December 31, 2024 and 2023. c. FHLB - Prepayment Obligations The Company does not have any prepayment obligations as of December 31, 2024 and 2023. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 45

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022. For additional information on dividends paid in 2024 and 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $170,122,848 in 2025. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2024 2023 Unrealized capital gains, gross of tax $ 50,211,598 $ 48,131,871 Asset valuation reserve (126,399,841) (138,843,958) Nonadmitted asset values (63,921,401) (55,038,614) Separate Account expense allowance 23,568,381 24,470,651 11. Separate Accounts The Company maintained Separate Account assets totaling $23,803,924,174 and $23,305,545,372 as of December 31, 2024 and 2023, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2024 and 2023, the Company’s Separate Account statement included legally insulated assets of $23,803,924,174 and $23,305,545,372, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $466,445,205, $458,449,252 and $487,028,149 for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 46

An analysis of the Separate Accounts as of December 31, 2024 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2024 $ — $ — $ — $ 282,662,034 $ 282,662,034 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 Amortized cost — — — — — Total reserves $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 23,546,390,400 23,546,390,400 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 23,546,390,400 23,546,390,400 Not subject to discretionary withdrawal — — — 216,593,474 216,593,474 Total $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2024 December 31, 2023 December 31, 2022 Transfer to Separate Accounts 282,662,034 $ 254,614,683 $ 267,966,954 Transfer from Separate Accounts 2,836,264,001 2,394,979,793 2,380,057,675 Net Transfer from Separate Accounts (2,553,601,967) (2,140,365,110) (2,112,090,721) Internal exchanges and other Separate Account activity (7,574,602) (4,196,019) (14,860,797) Transfer from Separate Accounts on the Statements of Operations $ (2,561,176,569) $ (2,144,561,129) $ (2,126,951,518) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 47

12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA). The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2024, 2023, and 2022. The Company had immaterial guaranty fund receivables as of December 31, 2024 and 2023, respectively. C. Contingent Commitments As of December 31, 2024 and 2023, the Company has outstanding commitments totaling $291,031,590 and $263,685,006, respectively, of which $188,731,161 and $182,114,249, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2024 and 2023, $46,729,149 and $81,570,757, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $55,571,280 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2024 and 2023, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 48

Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2024 and December 31, 2023, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $995,636, $723,965 and $767,400 in 2024, 2023, and 2022, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2020, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2024, through April 3, 2025, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 49